     As filed with the Securities and Exchange Commission on April 30, 2003

                                            Registration Statement No. 333-35587

                                                                       811-08336

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 9

                                     And/Or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 3 to

                       UNITED OF OMAHA SEPARATE ACCOUNT B
                           (Exact name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska 68175
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
               Depositor's Telephone Number, including area code:

                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                              Omaha, Nebraska 68175
                      Internet: Mike.huss@mutualofomaha.com
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2003 pursuant to paragraph (b)

[ ]      days after filing pursuant to paragraph (a)(1)
     ---

[ ]  on     pursuant to paragraph (a)(1) of Rule 485.
        ---

                    If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     [ ]  Check box if it is proposed that this filing will become effective on
          (date) at (time) pursuant to Rule 487.

                                   ----------

                      Title of Securities Being Registered
           Individual Flexible Premium Variable Life Insurance Policy

================================================================================
[LOGO] United of Omaha                                   PROSPECTUS: May 1, 2003
                                                             ULTRA VARIABLE LIFE
                                                     Individual Flexible Premium
                                                         Variable Life Insurance
================================================================================

     This Prospectus describes ULTRA VARIABLE LIFE, a flexible premium variable life insurance policy offered by United of Omaha Life Insurance Company. The minimum specified amount of insurance coverage is $100,000.

     The Policy includes 32 variable investment options (where you have the investment risk) with investment portfolios from:


     .    The Alger American Fund
     .    Federated Insurance Series
     .    Fidelity Variable Insurance Products Funds and Variable Insurance
             Products Fund II
     .    MFS Variable Insurance Trust
     .    Pioneer Variable Contracts Trust
     .    Scudder Investment VIT Funds
     .    Scudder Variable Series I Fund
     .    T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and
             International Series, Inc.
     .    Van Kampen Universal Institutional Funds, Inc.


     and two fixed rate options (where we have the investment risk).

     The variable investment options are not direct investments in mutual fund shares, but are offered through Subaccounts of United of Omaha Separate Account
B. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose. There is no minimum guaranteed Cash Surrender Value for any amounts you allocate to the variable investment options. The amount of the death benefit can also vary as a result of investment performance.

--------------------------------------------------------------------------------
Please Read This Prospectus                  The Securities and Exchange
Carefully. It provides information      Commission ("SEC") maintains an internet
you should consider before investing    web site (http://www.sec.gov) that
in a Policy. Keep this Prospectus and   contains more information about us and
the prospectuses for the investment     the Policy. You may also review and copy
portfolios for future reference.        our SEC registration of the Policy at
                                        the SEC's Public Reference Room in
                                        Washington, D.C. (call the SEC at
                                        1-800-SEC-0330 for details and public
                                        hours).
--------------------------------------------------------------------------------

     The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy.
            Any representation to the contrary is a criminal offense.

               Remember that the Policy and the investment portfolios:

                    .    are subject to risk, including possible loss of
                            principal
                    .    are not bank deposits
                    .    are not government insured
                    .    are not endorsed by any bank or government agency
                    .    may not achieve their goals

================================================================================
        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services
            P O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354
================================================================================

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CONTENTS                                                                   Pages
--------                                                                   -----

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POLICY BENEFITS/RISKS SUMMARY                                               3-6
   Policy Benefits
   Policy Risks
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FEE TABLES                                                                  7-10
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HOW THE POLICY OPERATES                                                    11-13
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COMPARISON TO OTHER POLICIES AND INVESTMENTS                                 14
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ABOUT US                                                                     15
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INVESTMENT OPTIONS                                                         16-24
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS                                                25-29
   Policy Application and Issuance
   Accumulation Value
   Lapse and Grace Period
   Continuation of Insurance
   Maturity Date
   Paid-Up Life Insurance
   Reinstatement
   Coverage Beyond Maturity
   Delay of Payments
--------------------------------------------------------------------------------
EXPENSES                                                                   30-33
   Deductions from Premium
   Monthly Deduction
   Transfer Charge
   Surrender Charge
   Series Fund Charges; Investment Advisory Fees
--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS                                                       34-37
   Policy Loans
   Surrender
   Partial Withdrawals
   Death Benefit
   Payment of Proceeds
   Lump Sum Payment
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                        38-41
   Life Insurance Qualification
   Tax Treatment of Loans and Other Distributions
   Other Policy Owner Tax Matters
--------------------------------------------------------------------------------
MISCELLANEOUS                                                              42-47
   Telephone Transactions
   Distribution of the Policies
   Legal Proceedings
   Financial Statements
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
--------------------------------------------------------------------------------
DEFINITIONS                                                                  48
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                          49
--------------------------------------------------------------------------------

-----------------------------
POLICY BENEFITS/RISKS SUMMARY

     The ULTRA VARIABLE LIFE Policy described in this Prospectus is a variable life insurance policy. The Policy is built around its Accumulation Value. The Accumulation Value will increase or decrease depending on the investment performance of the variable investment options, the amount of interest we credit to the fixed rate options, the premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, withdrawals, and loans). There is no minimum guaranteed Cash Surrender Value. You could lose some or all of your money.

     This summary describes the Policy's important benefits and risks. The sections in this Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of this Prospectus defines certain words and phrases used in this Prospectus.

     The Policy is not available in all states. This Prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire Prospectus and the underlying investment portfolios' prospectuses carefully before investing.

..    POLICY BENEFITS

Death Benefits

     We will pay a death benefit after we receive necessary documentation of the insured's death, and we have sufficient information about the Beneficiary to make the payment. The amount paid is the death benefit described below, plus any amounts provided by rider, less any outstanding loans, unpaid loan interest and any unpaid Monthly Deductions.

     You have a choice of one of two death benefit options. (Option 1 is in effect unless you elect option 2.)

Death Benefit Option 1:

The death benefit is the greater of:

     (a)  the specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death plus the corridor amount.

The death benefit amount can be level at the specified amount of insurance coverage.

Death Benefit Option 2:

The death benefit is the Policy's Accumulation Value on the date of death plus the greater of:

     (a)  the specified amount of insurance coverage on the date of death; or
     (b)  the corridor amount.

The death benefit amount will always vary as the Accumulation Value goes up or down each day.

Subject to certain restrictions and limitations, you can usually change the death benefit option and the specified amount of insurance coverage. Changing the death benefit option or specified amount of insurance coverage may have tax consequences.

No-Lapse Period:

If you meet the minimum monthly premium or the lifetime premium and certain other requirements and limitations, the Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction.

The No-Lapse period will vary from state to state and the lifetime No-Lapse period is not available in all states.

Additional Insured Rider:

For an additional charge, this rider provides term insurance for the primary insured.

Accidental Death Benefit Rider:

For an additional charge, this rider provides additional coverage of the insured in the event of an accidental death.

Accelerated Death Benefit Rider:

This rider provides a full payout of the lesser of 94% of the Policy's death benefit (88% in Washington and 96% in New Jersey), or $500,000 for the primary insured with evidence of a 12-month life expectancy or less (24 months in Washington and 6 months in New Jersey). This rider automatically attaches to all Policies with face amounts between $50,000 and $500,000. If the rider option is exercised then all other riders and the base Policy will terminate. For the tax consequences associated with adding or exercising the accelerated death benefit rider see "Federal Tax Matters".

Cash Benefits

     The primary purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or surrender the Policy for its Cash Surrender Value. The Cash Surrender Value (the Accumulation Value less any Policy loans, unpaid interest, and any applicable surrender charges) may be substantially less than the premiums paid.

     Subject to certain restrictions and limitations, the Accumulation Value of a Policy may be transferred among the Subaccounts and the fixed account. Transfers of Accumulation Value may be made pursuant to specific instruction we receive from you or as part of one of the dollar cost averaging, STEP, asset allocation or rebalancing programs described in this Prospectus.

Policy Loan:

After the first Policy Year (at any time in Indiana), you may borrow up to 100% of the Cash Surrender Value, less loan interest to the end of the Policy Year, and less a Monthly Deduction that is sufficient to continue the Policy in force for at least one month. Depending on the circumstances, receipt of a Policy loan may have federal income tax consequences. See "Federal Tax Matters."

Surrender:

While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end. The surrender of a Policy may have federal income tax consequences. See "Federal Tax Matters."

Partial Withdrawal:

After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any applicable surrender charge will be deducted from the Accumulation Value on the date we receive you request. A partial withdrawal will affect the death benefit. A partial withdrawal may have federal income tax consequences. See "Federal Tax Matters."

Transfers:

The Policy is designed for long-term investment, not for active trading or "market timing." Nevertheless, subject to certain restrictions, you (or a third party, if your written authorization is received) may transfer all or part of your Accumulation Value from one Subaccount to another, from the Subaccounts to the fixed account, or from the fixed account to any Subaccount.

Dollar Cost Averaging:

Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). Certain minimums and other restrictions apply.


STEP Program:

The STEP Program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within 12 months.


Asset Allocation Program:

The asset allocation program allows you to allocate premiums and Accumulation Value among designated Subaccounts and the fixed account.

Rebalancing Program:

The rebalancing program allows you to have part or all of your Accumulation Value automatically re-balanced among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual or annual basis.

Tax Benefits

     We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of the Beneficiary. Similarly, you should not be in constructive receipt of the Cash Surrender Value, and therefore should not be taxed on increases in the Accumulation Value until you take out a loan or a withdrawal, surrender the Policy, or we pay the maturity benefit. In addition, transfers of Accumulation Value are not taxable transactions.

Right to Examine Period

     Most states grant you a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state, and are stated on the cover of your Policy.

Supplemental Rider Benefits

     Your Policy may have one or more supplemental benefits, which are attached to the Policy by rider. Each is subject to its own requirements as to eligibility and for most riders there is an additional charge. In addition to the riders previously described, other benefits currently available under the Policy are: a disability rider, paid-up life insurance rider, and waiver of surrender charge rider.

Illustrations


     Upon request, we will provide illustrations based upon the proposed insured's actual age, sex, risk and rate class, the specified amount of insurance coverage, the proposed amount and frequency of premium payments and any available riders requested. These illustrations may assist you in comparing the Policy's death benefits, Cash Surrender Values and Accumulation Values with those of other variable life insurance policies. The illustrations may demonstrate that the Cash Surrender Value may be zero or very low (compared to premium paid), especially in the early Policy Years. Remember that the illustrations are only hypothetical and do not guarantee future values or benefits.


..    POLICY RISKS

Investment Risk

     If you allocate your Accumulation Value to one or more Subaccounts (i.e. variable investment options) then you will be subject to the risk that investment performance will be unfavorable and that the Accumulation Value will decrease. In addition, we deduct fees and charges from your Accumulation Value. There is no minimum guaranteed Accumulation Value. The Accumulation Value may decrease if the investment performance of the Subaccounts (to which Accumulation Value is allocated) is not sufficiently positive to cover the charges deducted under the Policy. During times of poor investment performance, these deductions will have an even greater impact on your Accumulation Value. You could lose everything you invest. If you allocate net premiums to one of the fixed rate options, then we credit your Accumulation Value (in the fixed rate options) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the applicable guaranteed minimum annual effective rate.

Risk of Lapse

     Your Policy can lapse without value, even if all planned premiums have been paid in full and on schedule, if the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment. If a Policy loan is outstanding, lapse will occur if the Cash Surrender Value is not enough to cover the Monthly Deduction and any outstanding loan interest (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment. Additional premium payments will be necessary during the grace period to keep the Policy in force if this occurs. A lapse could result in adverse tax consequences.

Tax Risks


     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly with respect to Policies issued on a substandard basis. Also, there may be some uncertainty regarding the tax treatment of preferred loans. Please consult a tax adviser about these consequences.


     Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract for federal tax purposes. If a Policy is treated as a modified endowment contract, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.


See "Federal Tax Matters." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.


Surrender, Partial Withdrawal and Decrease in Specified Amount of Insurance Coverage

     If you surrender the Policy or make a partial withdrawal, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. The surrender charge varies by issue age, sex (except Montana), risk and rate class, and length of time your Policy has been in force and the specified amount of insurance coverage. Generally, the surrender charge will be greatest in the early Policy Years. It is possible that you will receive no net Cash Surrender Value if you surrender your Policy, especially in the first few Policy Years. If you decrease the Policy's current specified amount of insurance coverage, we may deduct a surrender charge. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulation Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

A surrender or partial withdrawal may have tax consequences.

Loan Risks


     A Policy loan will affect your Policy in several ways over time, whether or not it is repaid, because the investment results of the variable Subaccounts and fixed rate options may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account.


     . Your Accumulation Value, in comparison to a Policy under which no loan has been made, will be less if the Loan Account net interest rate is less than the investment return of the applicable variable Subaccounts or applicable rate of the fixed rate options (and greater if the Loan Account net interest rate is higher than the investment return of the applicable variable Subaccounts or fixed rate options).

     . A Policy loan increases the risk that the Policy will terminate, since a loan decreases the Cash Surrender Value.

     . If the death benefit becomes payable while a Policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

If you surrender the Policy or your Policy terminates because the Monthly Deduction and loan interest due is greater than the Cash Surrender Value on any Monthly Deduction date (and a grace period expires without a sufficient premium payment), the amount of the loan, to the extent it has not been previously taxed, may be taxable to you.

Investment Portfolio Risks

     A comprehensive discussion of the risks of each investment portfolio may be found in each investment portfolio's prospectus. Please refer to the investment portfolios' prospectuses for more information.


  There is no assurance that any investment portfolio will achieve its stated
                                investment goal.

----------
FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, make partial withdrawals from the Policy, and transfer Accumulation Value among the Subaccounts and the fixed account. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

----------------------------------------------------------------------------------------------------------------------------------
                                                          Transaction Fees
----------------------------------------------------------------------------------------------------------------------------------
                                                                    Amount Deducted - Maximum
            Charge                  When Charge is Deducted             Guaranteed Charge         Amount Deducted - Current Charge
----------------------------------------------------------------------------------------------------------------------------------
Deductions from Premiums:
----------------------------------------------------------------------------------------------------------------------------------
   Tax Charge                     Upon receipt of each premium    3.75% of each premium payment     3.75% of each premium payment
                                            payment
----------------------------------------------------------------------------------------------------------------------------------
   Premium Processing Charge      Upon receipt of each premium      $2.00 per premium payment         $2.00 per premium payment
                                            payment
----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge:/1/
----------------------------------------------------------------------------------------------------------------------------------
      Minimum and Maximum          At the time of surrender,         $0 to $53 per $1,000 of      $0 - $53 per $1,000 of specified
      Charge                     partial withdrawal, lapse, or    specified amount of insurance     amount of insurance coverage
                                  decrease in specified amount               coverage
                                     of insurance coverage
----------------------------------------------------------------------------------------------------------------------------------
31 year old male, standard,        At the time of surrender,       $10 per $1,000 of specified       $10 per $1,000 of specified
preferred non-smoker, $260,000   partial withdrawal, lapse, or     amount of insurance coverage     amount of insurance coverage
face in the first Policy Year     decrease in specified amount
                                     of insurance coverage
----------------------------------------------------------------------------------------------------------------------------------
Transfer Charge:
----------------------------------------------------------------------------------------------------------------------------------
                                 Upon the first 12 transfers in             No Charge                         No Charge
                                         a Policy Year
----------------------------------------------------------------------------------------------------------------------------------
                                  Upon each transfer over 12 in         $10 per transfer                  $10 per transfer
                                         a Policy Year
----------------------------------------------------------------------------------------------------------------------------------

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/1/ The surrender charge varies by issue age, sex (except Montana), risk and rate class, length of time the Policy has been in force, and amount of insurance coverage. Surrender charges may be waived in certain circumstances. See "Surrender Charge Waivers."

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Amount Deducted:                Amount Deducted:
                                                                         ----------------                ----------------
            Charge                  When Charge is deducted         Maximum Guaranteed Charge             Current Charge
----------------------------------------------------------------------------------------------------------------------------------
Loan Interest Spread/2/             On Policy anniversary or        2.00% (annually) up to the     2.00% (annually) up to the 10th
                                     earlier, as applicable/3/      10th Policy Year, and zero     Policy Year and zero thereafter
                                                                            thereafter
----------------------------------------------------------------------------------------------------------------------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Series Funds' fees and expenses. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.


----------------------------------------------------------------------------------------------------------------------------------
                                    Periodic Charges Other Than Series Fund Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------
                                                                    Amount Deducted - Maximum
            Charge                  When Charge is Deducted             Guaranteed Charge         Amount Deducted - Current Charge
----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance:/4/
----------------------------------------------------------------------------------------------------------------------------------
      Minimum and Maximum        On each Monthly Deduction Date           $0.06 - $83.33                   $0.06 - $83.33
      Charge                      (per $1,000 of net amount at
                                       risk per month)
----------------------------------------------------------------------------------------------------------------------------------
      31 year old male,          On each Monthly Deduction Date               $0.12                             $0.12
      standard, preferred         (per $1,000 of net amount at
      non-smoker, $260,000              risk per month)
      face in the first
      Policy Year
----------------------------------------------------------------------------------------------------------------------------------
Risk Charge                      On each Monthly Deduction Date   Annual rate of:                 Annual rate of:

                                                                       .    0.70% of the               .    0.70% of the
                                                                            Accumulation Value              Accumulation Value
                                                                            during first 10                 during first 10 Policy
                                                                            Policy Years                    Years
                                                                       .    0.55% of the               .    0.55% of the
                                                                            Accumulation Value              Accumulation  Value up
                                                                            for Policy Years                to, and 0.15% of the
                                                                            after 10/5/                     Accumulation Value in
                                                                                                            excess of, $25,000 for
                                                                                                            Policy Years after
                                                                                                            10/5/
----------------------------------------------------------------------------------------------------------------------------------
Administrative Charge            On each Monthly Deduction Date               $7.00                             $7.00
----------------------------------------------------------------------------------------------------------------------------------


----------


/2/ The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (which is 6.00% annually) and the amount of interest we credit to the amount in your Loan Account (which is 4.00% annually up to the 10th Policy Year and 6.00% thereafter).

/3/ While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, termination, or the insured's death.

/4/ Cost of insurance charges vary based on the issue age, sex (except Montana), risk and rate class of the insured, the current specified amount of insurance coverage, and for length of time the Policy has been in force. The charge generally increases as the insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Variable Product Service Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the insured's age, sex, and risk and rate class, the current specified amount of insurance coverage, planned premiums, and riders requested.


/5/ For Policy Years after 10, the risk charge is equivalent to an annual charge of 0.55% of the Accumulation Value up to $25,000, and is 0.15% of the Accumulation Value in excess of $25,000; the latter can increase but the risk charge after Policy Year 10 will never exceed 0.55% of the Accumulation Value.

----------------------------------------------------------------------------------------------------------------------------------
                                    Periodic Charges Other Than Series Fund Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------
                                                                    Amount Deducted - Maximum
            Charge                  When Charge is Deducted             Guaranteed Charge         Amount Deducted - Current Charge
----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges:/6/
----------------------------------------------------------------------------------------------------------------------------------
   Additional Insured Rider
----------------------------------------------------------------------------------------------------------------------------------
      Minimum and Maximum        On each Monthly Deduction Date            $0.06 - $83.33                  $0.03 - $83.33
      Charge                      (per $1,000 of rider benefit
                                       amount per month)
----------------------------------------------------------------------------------------------------------------------------------
   31 year old male, standard,   On each Monthly Deduction Date               $0.09                             $0.06
preferred non-smoker, $260,000    (per $1,000 of rider benefit
face in the first Policy Year           amount per month)
----------------------------------------------------------------------------------------------------------------------------------
   Accidental Death Benefit
   Rider
----------------------------------------------------------------------------------------------------------------------------------
      Minimum and Maximum        On each Monthly Deduction Date            $0.08 - $0.18                   $0.08 - $0.18
      Charge                     (per $1,000 of rider coverage
                                       amount per month)
----------------------------------------------------------------------------------------------------------------------------------
      31 year old male,          On each Monthly Deduction Date               $0.08                             $0.08
      standard, preferred        (per $1,000 of rider coverage
      non-smoker, $260,000             amount per month)
      face in the first Policy
      Year
----------------------------------------------------------------------------------------------------------------------------------
   Disability Rider
----------------------------------------------------------------------------------------------------------------------------------
      Minimum and Maximum        On each Monthly Deduction Date            $0.07 - $0.46                   $0.07 - $0.46
      Charge                      (per $1.00 of rider monthly
                                           deduction)
----------------------------------------------------------------------------------------------------------------------------------
      31 year old male,          On each Monthly Deduction Date               $0.07                             $0.07
      standard, preferred          (per $1.00 of rider monthly
      non-smoker, $260,000                 deduction)
      face in the first Policy
      Year
----------------------------------------------------------------------------------------------------------------------------------
   Paid-up Life Insurance            Date rider benefit is          3.0% of Accumulation Value        3.0% of Accumulation Value
   Rider                                    exercised
----------------------------------------------------------------------------------------------------------------------------------
   Waiver of Surrender                       N/A                            No Charge                        No Charge
   Charge Rider
----------------------------------------------------------------------------------------------------------------------------------
   Accelerated Death Benefit          Date benefit is paid         6.0% of the death benefit/7/        6.0% of death benefit/7/
   Rider
----------------------------------------------------------------------------------------------------------------------------------


----------
/6/ Charges for most of the riders vary based on the insured's issue or actual age, sex, and risk and rate class, and may vary based on Policy Year and specified amount of insurance coverage or net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy's data page will indicate the rider charges applicable to your Policy, and more detailed information concerning these rider charges is available on request from our Variable Product Services Office.


/7/ The charge is 12% of the death benefit in New Jersey and 4% of the death benefit in Washington.

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2002. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:/8/


--------------------------------------------------------------------------------
                                                               Minimum   Maximum
--------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses (expenses
that are deducted from portfolio assets, including
management fees, distribution or service fees (12b-1 fees),
and other expenses)                                             0.28%     3.01%
--------------------------------------------------------------------------------

----------


/8/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2002, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

-----------------------
HOW THE POLICY OPERATES

The following chart shows how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

          ----------------------------------------------------------------------
                                    POLICY FLOW CHART
          ----------------------------------------------------------------------
                                        PREMIUM

          . The minimum initial premium required is based on the initial specified amount of insurance coverage (minimum amount of $100,000).
          . Additional premium payments may be made pursuant to a planned premium schedule. Payments in addition to planned premiums may be made, within limits.
          . Additional premiums may be required to prevent the Policy from lapsing. Payment of the planned premiums may not be enough to keep the Policy from lapsing, even during the No-Lapse Period.
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
                          DEDUCTIONS BEFORE ALLOCATING PREMIUM

          Premium Charges per premium payment:

          .    3.75% of each premium for state and federal tax expenses (which may be more or less than the actual amount of federal and state tax expense that we are required to pay for a particular Policy or premium).
          .    $2 from each premium for premium processing expenses.

          The  remaining amount is your net premium.
          ----------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                INVESTMENT OF PREMIUM

     . You direct the allocation of all net premiums among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer account. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
     ---------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          CHARGES DEDUCTED FROM ASSETS

..    We take a Monthly Deduction out of your Accumulation Value (the annual rates set forth below are calculated as a percentage of Accumulation Value) composed of:
     -    0.70% for mortality and expense risks during Policy Years 1 - 10;
          0.55% after Policy Year 10 for the Accumulation Value of $25,000 or less; currently, 0.15% after Policy Year 10 for the Accumulation Value in excess of $25,000. The mortality and risk charge after Policy Year 10 can increase but will never exceed the guaranteed maximum charge of 0.55%.
     -    $7 administrative charge.
     -    A cost of insurance charge (based on the Net Amount at Risk).
     -    Rider charges (if any).
..    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
..    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                 ACCUMULATION VALUE

     . Your Accumulation Value is equal to your net premiums adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer account, charges deducted, and other Policy transactions (such as loans and partial withdrawals).
     . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts. The Policy may lapse, even if there is no Policy loan.
     . Accumulation Value can be transferred among the Subaccounts. Policy loans reduce the amount available for allocations and transfers.
     . Dollar cost averaging, asset allocation and rebalancing programs are available.
     . Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the death benefit.
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ACCUMULATION VALUE BENEFITS

..    After the first Policy Year (at any time in Indiana), you can take loans for amounts up to 100% of Cash Surrender Value (less loan interest to the end of the Policy Year and a sufficient Monthly Deduction to keep the Policy in force for at least one month) at a net annual interest rate charge of 2%.
..    Preferred loans are available beginning in the 10th Policy Year and later with a net interest rate charge of 0%. All loans become preferred loans beginning in the 10th Policy Year.
..    You can surrender the Policy in full at any time for its Cash Surrender
     Value, or withdraw part of the Accumulation Value (after the first Policy
     Year). A surrender charge based upon issue age, sex, risk class, and the amount of time you have had your Policy, may apply to any surrender or reduction in the specified amount of insurance coverage for the first 12 Policy Years. The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage.. Taxes and tax penalties may also apply.
..    If the Policy is a modified endowment contract, then Policy loans will be treated as withdrawals for tax purposes.
..    Fixed and variable payout options are available.

                                 DEATH BENEFIT

..    Received income tax free to Beneficiary.
..    Available as lump sum or under a variety of payout options.
..    Two death benefit options are available:
     (1) greater of (a) current specified amount of insurance coverage; or (b) Accumulation Value on the date of death plus a corridor amount; or
     (2) Accumulation Value plus the greater of (a) the current specified amount of insurance coverage, or (b) a corridor amount.
..    Flexibility to change death benefit option and specified amount of insurance coverage.
..    Rider benefits are available.

Death benefit proceeds paid are reduced by any Policy loan balance and unpaid loan interest.
--------------------------------------------------------------------------------

State Variations

     This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.


For Policies Issued in the State of Florida


     This notice is to remind you of rights provided by Florida law, Chapter 627,4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

     If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges)

     You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

             -------------------------------------------------------
                 For more detailed information about the Policy,
             please read the rest of this Prospectus and the Policy.
             -------------------------------------------------------

--------------------------------------------
COMPARISON TO OTHER POLICIES AND INVESTMENTS

     The Policy offered by this Prospectus is designed to provide life insurance coverage for the insured. It is not offered primarily as an investment.

Compared to other life insurance policies.

     In many respects, the Policy is similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides loan privileges and surrender values. The Policy gives you the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit payable under the Policy. The Policy is different from fixed-benefit life insurance in that the death benefit may vary as a result of the investment experience of the variable investment options that you select. The Accumulation Value will always vary in accordance with that investment experience.

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A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-defferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-defferred treatement beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as family protection through death benefits, guaranteed fees and asset allocation models.
--------------------------------------------------------------------------------

Compared to mutual funds.

     The Policy is designed to provide life insurance protection. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

..    The Policy provides a death benefit based on the life of the insured.
..    The Policy can lapse with no value, if your Accumulation Value is not enough to pay a Monthly Deduction unless the Policy is in a No-Lapse Period (which requires a minimum level of premium payments).
..    Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
..    We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.
..    Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
..    Premiums are held in the Federated Prime Money Fund II portfolio until the end of the "right to examine period" required by state law plus five Business Days. Only then is premium invested in the other variable investment options that you elected.
..    Federal income tax liability on any earnings is generally deferred until you receive a distribution from the Policy.
..    You can make transfers from one underlying investment portfolio to another without tax liability.
..    Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although (a) such earnings are exempt from taxation if received as a death benefit, and (b) taxation is deferred until such earnings are distributed.
..    The Policy might be a "modified endowment contract." If it is, then (a)
     there will be a 10% penalty tax on distributions before age 59 1/2; (b) distributions would be deemed to come from earnings first (taxable), then from your investment; and (c) loans will be treated as distributions.
..    Most states grant you a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state, and are stated on the cover of your Policy.

--------
ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Rating Services, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

------------------
INVESTMENT OPTIONS


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your premiums to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account are limited to initial premium and rollovers only). Allocations must be in whole percentages and total 100%.

--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which investment portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment goals.
--------------------------------------------------------------------------------


     You can choose among 32 variable investment options and two-fixed rate options.

..    VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account B, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.


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The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain investment portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the investment portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the investment portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its expenses and performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Asset                                 Variable Investment Options
       Category                          Under United of Omaha Separate Account B
          (*)                                   (Series Fund - Portfolio)                                         Goal
------------------------------------------------------------------------------------------------------------------------------------
                          Van Kampen Universal Institutional Funds, Inc. -
Emerging Markets Equity   Van Kampen UIF Emerging Markets Equity Portfolio /(6)/                   Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                             Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
                          Scudder Investment VIT Funds -
                          Scudder VIT EAFE(R)Equity Index Fund Portfolio Class A /(11)/            Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                         Statistically selected sample of the securities found in the EAFE(R)Index
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -
                          Scudder VS1 Global Discovery Portfolio Class B /(8)/                     Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
International Equity                                    Small companies in the U.S. or foreign markets
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -
                          Scudder VS1 International Portfolio Class A /(8)/                        Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                           Common stocks of companies which do business outside the United States
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price International Series, Inc. -
                          T. Rowe Price International Stock Portfolio /(9)/                        Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                             Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                       Long-term capital appreciation
Real Estate Equity        Pioneer Real Estate Shares VCT Portfolio Class I /(7)/                   with current income
                          ----------------------------------------------------------------------------------------------------------
                                        Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
                          Alger American Fund -
                          Alger American Small Capitalization Portfolio Class 0 /(1)/              Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of less than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Investment VIT Funds -
Small-Cap Equity          Scudder VIT Small Cap Index Fund Portfolio Class A /(11)/                Long-term capital appreciate
                          ----------------------------------------------------------------------------------------------------------
                          Statistically selected sample of the securities found in the Russell 2000(R)Index
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust
                          Pioneer Small Cap Value VCT Portfolio Class II /(7)/                     Long-term capital appreciate
                          ----------------------------------------------------------------------------------------------------------
                                              Common stock of small companies with catalyst for growth potential
------------------------------------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -
                          Pioneer Mid Cap Value VCT Portfolio /(7)/                                Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
Mid-Cap Equity            Fidelity Variable Insurance Products Funds
                          Fidelity VIP Mid Cap Portfolio Service Class 2 /(3)/                     Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
                          Alger American Fund -
                          Alger American Growth Portfolio Class 0 /(1)/                            Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of more than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -
                          Fidelity VIP Contrafund Portfolio Initial Class /(3)/                    Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity   Fidelity Variable Insurance Products Fund II -                           Long-term capital appreciation
                          Fidelity VIP Index 500 Portfolio Initial Class /(3)/                     with current income
                          ----------------------------------------------------------------------------------------------------------
                                                   Stocks that comprise the Standard and Poor's 500 Index
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -
                          MFS Capital Opportunities Series Portfolio Initial Class /(5)/           Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
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         Asset                                 Variable Investment Options
       Category                          Under United of Omaha Separate Account B
          (*)                                     (Series Fund - Portfolio)                                       Goal
------------------------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -
                          MFS Emerging Growth Series Portfolio Initial Class /(5)/                 Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                         Common stocks of small and medium-sized companies with growth potential
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -
                          MFS Research Series Portfolio Initial Class /(5)/                        Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                        Research analyst's recommendations for best expected capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -
                          Pioneer Growth Shares VCT Portfolio Class II /(7)/                       Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                  Focus on secular trends, competitive strength and return on incremental invested capital
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -
                          T. Rowe Price New America Growth Portfolio /(10)/                        Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                           Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund -                              Dividend income & capital
                          Fidelity VIP Equity-Income Portfolio Initial Class /(3)/                 appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                             Income-producing equity securities
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -
                          Pioneer Equity Income VCT Portfolio Class II /(7)/                       Current income & long-term growth
                          ----------------------------------------------------------------------------------------------------------
                                             Focus on large, strong companies with histories of dividend growth
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                                       Capital growth with current
Large-Cap Value Equity    Pioneer Fund VCT Portfolio Class II /(7)/                                income
                          ----------------------------------------------------------------------------------------------------------
                                              Emphasizes high-quality, value and long-term earnings potential
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                         Long-term capital appreciation
                          Scudder VS1 Growth and Income Portfolio Class B /(8)/                    with current income
                          ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of large, established companies
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                                      Dividend income & capital
                          T. Rowe Price Equity Income Portfolio /(10)/                             appreciation
                          ----------------------------------------------------------------------------------------------------------
                                                  Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -
                          Fidelity VIP Asset Manager: Growth Portfolio Initial Class /(3,4)/       Long-term capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                                              Domestic and foreign stocks, bonds and short-term investments
Hybrid                    ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                                      Capital appreciation & dividend
                          T. Rowe Price Personal Strategy Balanced Portfolio /(10)/                income
                          ----------------------------------------------------------------------------------------------------------
                                           Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                           Seeks income & capital
International Fixed       MFS Strategic Income Series Portfolio Initial Class /(5)/                appreciation
Income                    ----------------------------------------------------------------------------------------------------------
                                                               International government bonds
------------------------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                           High current income and capital
High Yield Fixed          MFS High Income Series Portfolio Initial Class /(5)/                     appreciation
Income                    ----------------------------------------------------------------------------------------------------------
                                          Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Above average return from a
                          Van Kampen Universal Institutional Funds, Inc. -                         diversified portfolio of fixed
                          Van Kampen UIF Core Plus Fixed Income Portfolio /(6)/                    income securities
                          ----------------------------------------------------------------------------------------------------------
Intermediate-Term /                      Medium to high quality fixed income investments of intermediate maturity
Long-Term Fixed Income    ----------------------------------------------------------------------------------------------------------
                          Federated Insurance Series -
                          Federated Fund for U.S. Gov't Securities II Portfolio /(2)/              Current income
                          ----------------------------------------------------------------------------------------------------------
                                                                 U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   High level of current income
                          T. Rowe Price Fixed Income Series, Inc. -                                consistent with modest price
Short-Term Fixed Income   T. Rowe Price Limited-Term Bond Portfolio /(10)/                         fluctuations
                          ----------------------------------------------------------------------------------------------------------
                                               Short and intermediate-term investment grade debt securities
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Asset                                 Variable Investment Options
       Category                          Under United of Omaha Separate Account B
          (*)                                     (Series Fund - Portfolio)                                       Goal
------------------------------------------------------------------------------------------------------------------------------------
Cash                      Federated Insurance Series -                                             Current income consistent with
                          Federated Prime Money Fund II Portfolio /(2)/                            the stability of principal
                          ----------------------------------------------------------------------------------------------------------
                                                            High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------


(*) Asset category designations are our own to help you gain insight into each investment portfolio's intended goals, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

          /(1)/  Fred Alger Management, Inc.
          /(2)/  Federated Investment Management Company.
          /(3)/  Fidelity Management & Research Company.
          /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
          /(5)/  MFS(TM)Investment Management.
          /(6)/  Morgan Stanley Asset Management Inc.
          /(7)/  Pioneer Investment Management, Inc.
          /(8)/  Scudder Kemper Investments, Inc.
          /(9)/ T. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
          /(10)/ T. Rowe Price Associates, Inc.
          /(11)/ Deutsche Asset Management, Inc.


--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goals and policies and a description of risks involved in investing in each of the portfolios, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------


      The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios.

      Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.


     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on August 27, 1996. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their goals, and they could go down in value. Each investment portfolio operates as a separate investment portfolio, and the income or losses of one investment portfolio generally have no effect on the investment performance of any other investment portfolio. Complete descriptions of each investment portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the investment portfolios which accompany this Prospectus. Read these prospectuses carefully before you choose an investment portfolio.

Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.


     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an exemptive order from the SEC, if required.


     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.


..    FIXED RATE OPTIONS (may not be available in all states)


     There are two fixed rate options: a systematic transfer account and a fixed account. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 4.0% per year, compounded annually, in all states except Maryland (the minimum rate is guaranteed to yield 0.0% for Policies issued in Maryland) before deduction of the risk charge. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 4.0% per year (or more than 0.0% in Maryland) for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

--------------------------------------------------------------------------------
The actual net effective minimum interest rate, after deduction of the risk charge, is guaranteed to yield 3.3% per year (compounded annually) for the first 10 Policy Years and 3.45% per year thereafter (except in Maryland, where the minimum net rates will yield -0.70% per year for the first ten Policy Years and -0.55% per year thereafter for Accumulation Value of $25,000 or less).
--------------------------------------------------------------------------------

Systematic Transfer Account (may not be available in all states)

     The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program") when you buy the Policy. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. The rate of interest credited to each deposit into the systematic transfer account is fixed on the date of deposit and will not be changed. We guarantee that any such interest rate will not yield less than 4.5%. No additional funds may be allocated to the systematic transfer account after you purchase the Policy (except for funds designated on the Policy Application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or for an IRA rollover or transfer).

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed account disclosures in this Prospectus.
--------------------------------------------------------------------------------


     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in 12 months. Transfers from the systematic transfer account do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into the systematic transfer account. The systematic transfer account may not be used to practice "market timing," and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Account

     The fixed account and the systematic transfer account are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate premiums to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.
--------------------------------------------------------------------------------

     We guarantee that the Accumulation Value in the fixed account will be credited with an effective annual interest rate which will yield at least 4%, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to the systematic transfer account and the fixed account.

     We guarantee that, prior to the payment of the death benefit or at the Policy maturity date, the amount in your fixed account or systematic transfer account will not be less than:

     1. the amount of premiums allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less

     2. that part of the Monthly Deduction allocated to the fixed account or systematic transfer account, less

     3. any premium taxes or other taxes allocable to the fixed account or systematic transfer account, less

     4. any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any surrender charges) or transfers to the Variable Account or to a Loan Account, plus

     5.   interest at the guaranteed minimum interest rate, and plus

     6. excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

..    TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine" period, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will allow no more than 24 transfers in any Policy Year.
     .    A transfer from the fixed account:
          .    may be made only once each Policy Year (unless the dollar cost averaging program is elected);
          .    is free;
          .    may be delayed up to six months (30 days in West Virginia);
          .    does not count toward the 12 free transfer limit; and
          .    is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.

     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount and we reserve the right to change the transfer rules at any time. We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer.

     . Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.

     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of accumulation units in the Subaccount from which the transfer is made, and the purchase of accumulation units in any Subaccount to which a transfer is made.
     . We specifically reserve the right to disallow transfers into any Subaccount, if, in our judgment, the transfer is made for "market timing" purposes.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-party Transfers:

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.

..    DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

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The dollar cost averaging and the STEP program are intended to result in the purchase of more accumulation units when the accumulation unit value is low, and fewer units when the accumulation unit value is high. However, there is no guarantee that either program will result in higher Accumulation Value or otherwise be successful.
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Dollar Cost Averaging Rules:

     .    The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made, as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.


..    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")
     (Not available in Puerto Rico)


     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within 12 months. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in the systematic transfer account than to amounts in the regular fixed account.


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You cannot transfer amounts from the STEP account to the fixed account
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STEP Program Rules:

     .    The STEP program is free.
     . Must have at least $5,000 in the systematic transfer account to begin the program.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in 12 equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.
     . No new premiums may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or for an IRA rollover or transfer.
     . Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfer will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
     .    No transfers may be made into the systematic transfer account.
     . No portion of any loan repayment will be allocated to the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

..    ASSET ALLOCATION PROGRAM

     The asset allocation program allows you to allocate premiums and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below.

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The asset allocation program does not protect against a loss, and might not achieve your goal.
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Asset Allocation Program Rules:

     .    The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value (other than amounts in a Loan Account) to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

     . The investment portfolios that are included in a model may change from period to period. You will be notified and have an opportunity to change your instructions if the models are changed. Otherwise, your election to use a model will remain in effect, without regard to changes in the investment portfolios in that model.

     The asset allocation program does not protect against a loss, and may not achieve your goal.

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                                               ASSET ALLOCATION MODELS
                                                 CURRENT ALLOCATIONS*
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                                           Principal         Portfolio        Income        Capital         Equity
                                           Conserver         Protector        Builder     Accumulator      Maximizer
                                         (conservative)     (moderately     (moderate)    (moderately    (aggressive)
               Portfolio                        %         conservative) %        %       aggressive) %         %
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Fidelity VIP Index 500                         20                15             15             15             15
MFS Capital Opportunities Series                0                 5             10             15             20
Pioneer Mid-Cap Value VCT                       0                 5             10             15             20
T. Rowe Price Equity Income                     0                 5             10             15             20
T. Rowe Price International Stock               0                10             15             15             20
T. Rowe Price Limited-Term Bond                50                30              0              0              0
Van Kampen UIF Emerging Markets Equity          0                 0              0              5              5
Van Kampen UIF Core Plus Fixed Income          30                30             40             20              0
---------------------------------------------------------------------------------------------------------------------
          * We expect to change model allocations and/or to substitute investment portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
---------------------------------------------------------------------------------------------------------------------


     We use Callan Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

..    REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of the STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

     .    The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or by an authorized telephone transaction. Changed instructions or a request to end this program must be by Written Notice.
     . You must have at least $10,000 of Accumulation Value (other than amounts in a Loan Account) to begin the rebalancing program.
     .    You may have rebalancing occur quarterly, semi-annually or annually.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

     The rebalancing program does not protect against a loss and may not achieve your investment goals.

IMPORTANT POLICY PROVISIONS

          The Ultra Variable Life Policy is a flexible premium variable life insurance policy. The Policy provides a death benefit and, as a variable insurance policy, allows you to invest your Accumulation Value in variable or fixed rate options where any gain accumulates on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid as a death benefit, or until it lapses because premiums paid and its Accumulation Value are insufficient to keep the Policy in force and the No-Lapse Period is not in effect (which can occur because insufficient premiums have been paid), or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan.

..    POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and provide evidence of the proposed insured's insurability. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If your application is in good order upon receipt, we will credit your initial premium on the date the Policy is issued. All premiums are allocated to the Federated Prime Money Fund II portfolio until the end of the "right to examine" period, and only then to your selected investment allocations. If a Policy is not issued, all premiums received will be returned. If all requirements for a valid policy are satisfied, including payment of required premiums, the Policy will be effective as of the issue date.

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Replacing existing life insurance is not always your best choice. Evaluate any replacement carefully.
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Application in Good Order

     All application questions must be answered, but particularly note these requirements:

     .    Your full name, Social Security number, and date of birth must be included.
     . The Beneficiary's full name, Social Security number, and other information must be included.
     . Your premium allocations must be completed, be in whole percentages, and total 100%.
     .    Planned first year payment must meet minimum initial premium requirements.
     .    Your signature and your agent's signature must be on the application.
     .    City, state, and date application was signed must be completed.
     . You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we deem relevant).
     . Your agent must be both properly licensed and appointed with us and be a licensed securities salesperson.

Premium Payments


     Your premium checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting to your Policy any payment made by check until your bank has honored the check. We may also postpone crediting any premium until your allocation instructions are in good order. Payment by certified check, banker's draft, or cashier's check will be promptly applied. You may change your premium allocation instructions by sending us Written Notice or through an authorized telephone transaction. The change will be effective on the date we receive your Written Notice or authorization. The change will apply to any additional premiums received on or after the date we receive your Written Notice or authorization. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We reserve the right to change the following premium payment requirements.


Initial Premium Payment:

     . Must be enough to purchase $100,000 of insurance coverage, or a greater specified amount of insurance coverage.
     . The net premium is invested in the Federated Prime Money Fund II until the end of the "right to examine" period.

Additional Premium Payments:

     . Additional premiums can only be paid until the insured's age 100 (except as may be required in a grace period).
     . If a premium increases the specified amount of insurance coverage, it is subject to the insured's continued insurability and our underwriting requirements, which may include evidence of continued insurability.

     . Must be at least enough to maintain the specified amount of insurance coverage you purchased.
     . Planned premiums may be paid annually, semiannually, or at other intervals we offer. Beginning with the second Policy Year, you may change the planned premium once each year, subject to our approval. The planned premium is flexible. Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, payment of the planned premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all planned premiums in full and on time. However, there may be a "no-lapse" period, described below.
     . If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment, otherwise it will be treated as a premium and added to the Accumulation Value.
     . Additional premiums are applied pursuant to your current investment allocation instructions, unless you give us different instructions by Written Notice or authorized telephone transaction at the time you make an additional premium payment.
     . We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the Internal Revenue Code.

..    ACCUMULATION VALUE

     On your Policy's date of issue the Accumulation Value equals the initial net premium less the Monthly Deduction for the first month. The net premium is the premium less the premium charge for taxes (3.75%) and premium processing expenses ($2.00). On the date of each Monthly Deduction after the date of issue, the Accumulation Value equals:

     (a)  the total of the values in each Subaccount; plus
     (b)  the accumulation value of the fixed account; plus
     (c)  the accumulation value of the systematic transfer account; plus
     (d)  the accumulation value of any Loan Account; less
     (e)  the Monthly Deduction for the current month.

     On any date other than the date of a Monthly Deduction the Accumulation Value equals:

     (a) the totals of the values in each Subaccount on the date of calculation; plus
     (b) the accumulation value of the Loan Account on the date of calculation; plus
     (c) the accumulation value of the systematic transfer account on the date of calculation; plus
     (d) the accumulation value of the fixed account on the date of calculation.

     The value for each Subaccount equals:

     (a) the current number of accumulation units for that Subaccount; multiplied by
     (b)  the current accumulation unit value.

     Each net premium, Monthly Deduction, transfer, loan and loan repayment, and partial withdrawal allocated to a Subaccount is converted into accumulation units. This is done by dividing the dollar amount by the accumulation unit value for the applicable Subaccount for the Valuation Period during which it is allocated to or cancelled from the Subaccount. The accumulation unit value of any Subaccount may increase or decrease from one Business Day to the next to reflect the investment performance of the corresponding investment portfolio.

     The SAI contains more details regarding the calculation of the accumulation unit value. The SAI also describes the calculation of the Accumulation Value for the fixed account and the systematic transfer account.

     The Cash Surrender Value is the Accumulation Value as of the date of surrender, less any outstanding Policy loans and unpaid loan interest and less any applicable surrender charge.

..    LAPSE AND GRACE PERIOD

Lapse

     Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all planned premiums on time.

     No Policy Loan exists: The Policy will lapse if, on the date of a Monthly Deduction, the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment.

     A Policy Loan exists: The Policy will lapse on the date of a Monthly Deduction when the Cash Surrender Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and any loan interest due, and a grace period expires without a sufficient premium payment.

          -------------------------------------------------------------
          A lapse of the Policy may result in adverse tax consequences.
          -------------------------------------------------------------

     No-Lapse Period

     The Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction, if you meet the minimum monthly premium or the target monthly premium requirements and the following rules:

     .    The Policy has never been reinstated;
     . There is no additional insured term insurance rider covering the insured attached to the Policy;
     . There is both a minimum No-Lapse Period and a lifetime No-Lapse Period, and they have different minimum monthly premium requirements that must be met in order for the No-Lapse Period guaranty to apply. The respective (minimum or lifetime) monthly premium requirement is met on the date of any Monthly Deduction when the total premiums paid since the Policy's date of issue, less any partial withdrawals, accumulated at 4% interest, less any outstanding Policy loan, equals or exceeds the required monthly premium, accumulated at 4% interest. (The minimum and lifetime required monthly premiums and No-Lapse Periods are shown on the Policy's data pages.)
     . The No-Lapse period will vary from state to state and the lifetime No-Lapse period is not available in all states.

     Grace Period

     Although the Policy can lapse, we allow you a 61-day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due.

     . We will mail notice to you of the insufficiency within 30 days of the start of the grace period.
     . If the necessary additional premium payment is not received, the Policy terminates as of the first day of the grace period.
     . Payment received during a grace period is first applied to repay Policy loans and interest on those loans, before the remaining amount is applied as additional premium to keep the Policy in force, unless otherwise specified.
     . Insurance coverage continues during the grace period, but the Policy is deemed to have no Accumulation Value for purposes of Policy loans, surrender and partial withdrawals.
     . If the insured dies during the grace period, the death benefit proceeds payable equal the amount of death benefit in effect immediately prior to the date the grace period began less any due and unpaid Monthly Deduction and unpaid loan interest.

..    CONTINUATION OF INSURANCE

     If no additional premiums are paid, the Policy will continue as follows:

          (a) if there are no outstanding Policy loans, until the Accumulation Value is not enough to pay the Monthly Deduction, subject to the No-Lapse Period provision of the Policy, if applicable, and the grace period provision of the Policy;
          (b) if there are any outstanding Policy loans, until the Cash Surrender Value is not enough to pay the Monthly Deduction and any unpaid loan interest, subject to the No-Lapse Period provision of the Policy, if applicable, and the grace period provision of the Policy; or
          (c)  until the maturity date

     whichever occurs first.

     We will pay you any remaining Accumulation Value less any outstanding Policy loan and unpaid loan interest at maturity if the insured is then living and coverage beyond maturity is not elected.

..    MATURITY DATE

     The Policy's maturity date is the Policy Anniversary next following the insured's 100th birthday. On the maturity date, we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if: (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the maturity date as described above under the lapse and grace period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time.

..    PAID-UP LIFE INSURANCE (where a Policy loan exists)

     You can use this rider provision, under certain circumstances, to keep the Policy from lapsing when you have a large Policy loan (or loans) outstanding. This rider is not available in New Jersey or Florida, and may not be available in other states. In addition, this rider is not available for Policies issued before May 1, 1999. If you are age 75 or older and have had your Policy for 15 years, you can exercise the right to elect this Policy rider that provides that your Policy will never lapse and will provide paid-up life insurance, even if the Policy would otherwise soon lapse. We will deduct 3% of the Accumulation Value on the date you exercise this rider. Additional requirements on the date you exercise this rider are:

     . The Policy loan balance cannot exceed 96% of the Accumulation Value. Any loan exceeding this amount must be repaid.
     . The Policy loan balance must exceed the specified amount of insurance coverage.
     . Policy loans taken in the last 36 months must be less than 30% of the entire amount of Policy loans outstanding.
     . Any additional insured term riders attached to your Policy must be removed.
     . After the rider is in effect, we will not accept any additional premium, nor will we allow any changes in the specified amount of insurance coverage or death benefit option. In Maryland, the Monthly Deductions will be zero after exercise of this rider.
     . After exercise of this rider, all amounts not allocated to the Loan Account must be allocated to the fixed account.

     The amount of paid-up life insurance provided by this provision equals the Accumulation Value on the date you elect this guarantee, less the 3% deduction, with the resulting difference multiplied by 105%. On that date this amount will become the specified amount of insurance coverage under the Policy. The death benefit under the Policy will be the greatest of:

     (a) the current specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death, plus the corridor amount described in the Policy for the insured's attained age; or
     (c) the Policy's loan balance on the date of death, plus the corridor amount for the insured's attained age.

     The death benefit payable will be reduced by any loan balance. The corridor percentage will not be less than 1%.

     We believe this provision, when exercised, will prevent the Policy from lapsing. The Internal Revenue Service's position on this point is unclear, and we do not warrant any tax effect. You should consult your tax adviser before exercising this rider provision.

..    REINSTATEMENT

     If the Policy lapses because a grace period ended without a sufficient premium payment being made and the Policy has not been surrendered for cash, you may reinstate it within five years of the date of lapse and prior to the maturity date. To reinstate, we must receive:

     .    written application signed by you and the insured;
     .    evidence of the insured's insurability satisfactory to us;
     .    enough payment to continue this Policy in force for three months; and
     . repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

     On a reinstated Policy, there will be a re-establishment of surrender charges, if any, measured from the original date of issue.

     The effective date of reinstatement will be the date we approve the application for reinstatement.

     The specified amount of insurance coverage of the reinstated Policy may not exceed the specified amount of insurance coverage at the time of lapse. The Accumulation Value on the effective date of reinstatement will equal the amount of reinstatement premium plus any applicable surrender charge measured from the original date of issue to the date of reinstatement, and less the Monthly Deduction for the current Policy Month.

     Any prior no-lapse period is no longer in effect after the Policy has been reinstated.

..    COVERAGE BEYOND MATURITY

     At least 30 days before the maturity date of the Policy, you may elect to continue the Policy in force beyond the maturity date. The election must be made by Written Notice. The following will apply:

     . We will maintain your allocation of Accumulation Value to the Subaccounts and the fixed account according to your instructions.
     .    The cost of insurance charge will be zero.
     .    The risk charge will be zero.
     .    The administrative charge will be zero.
     .    The corridor percentage will be fixed at 101%.
     .    The death benefit option will be Option 1.
     . Any riders (except the paid-up life insurance rider) attached to the Policy that are then in force will terminate.
     .    The insured's date of death will be considered the Policy's maturity date.
     .    You cannot pay any more premiums.
     . All other rights and benefits as described in the Policy will be available during the insured's lifetime.
     . The Policy's death benefit, net of loan interest and any outstanding loan balance, will be extended past the original maturity date, even if the Policy has no Cash Surrender Value.
     . Any loan outstanding when the Policy is continued past the maturity date will continue to accrue interest expense.

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The tax consequences of continuing a Policy beyond the insured's age 100 are unclear. Please consult a tax adviser.
--------------------------------------------------------------------------------

     The tax consequences associated with extending coverage beyond maturity are unclear. A tax adviser should be consulted before making such an election.

..    DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a Policy loan, partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payment of Policy loans, partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of loans, partial withdrawals or a cash surrender from the Subaccounts and the fixed account until all of your premium payments have been honored by your bank.

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EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each investment portfolio; those expenses are described in each investment portfolio prospectus.

..    DEDUCTIONS FROM PREMIUM

Tax Charge - 3.75% of each premium payment

     Many states and municipalities impose a premium tax on us, ranging from 0.75% to 5.0%. We also incur a federal income tax liability under Internal Revenue Code Section 848 (a deferred acquisition cost tax) upon Policy premium collected. We deduct 3.75% of each Policy premium payment we receive to cover these expenses. (In Oregon, this deduction does not include state and municipality premium tax expenses.) Please note that the actual federal and state taxes that we will pay on a particular Policy may be more or less than the amount we collect.

Premium Processing Charge - $2 per payment

     We deduct $2 from each Policy premium payment we receive to cover our premium processing expenses.

..    MONTHLY DEDUCTION

     We deduct a Monthly Deduction from the Policy's Accumulation Value on the date of issue and on each monthly anniversary of the date of issue (the "Monthly Deduction Date"), consisting of: (1) the cost of insurance charge; (2) the risk charge; (3) the administrative charge; and (4) the cost of riders.

     Charges based on the Accumulation Value are calculated before the Monthly Deduction is deducted, but reflect charges deducted from Subaccount assets. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts and the fixed account. The Monthly Deduction results in the cancellation of accumulation units in the Subaccounts and the fixed account. There is no Monthly Deduction after the Policy Anniversary next following the insured's 100th birthday if coverage beyond maturity is elected.

Cost of Insurance Charge

     The cost of insurance charge is for providing insurance protection under the Policy. The amount of the current charge is based on the issue age, sex (except in Montana), risk and rate class of the insured, the current specified amount of insurance coverage, and the length of time the Policy has been in force. Based on our underwriting, you will be placed in the following underwriting categories (from highest cost of insurance charge to lowest): substandard, standard, preferred and preferred plus. Also, tobacco users will pay higher cost of insurance charges in each of the classes except for preferred plus which does not include tobacco users. We may use current cost of insurance charges less than those shown in the Policy, and reserve the right to change the cost of insurance charges. Changes will be by class and based on changes in future expectations of factors such as investment earnings, mortality, persistency and expenses. We expect a profit from this charge.

     The cost of insurance each month equals:

     .    The Net Amount at Risk for the month; multiplied by
     . The cost of insurance charge per $1,000 of specified amount of insurance coverage (which is set forth in the Policy) multiplied by the specified amount of insurance coverage; divided by
     .    $1,000.

     The Net Amount at Risk in any month equals:

     .    The death benefit; less
     . The Accumulation Value after deducting the rider charge, if any, the mortality and expense risk charge and the administrative charge for the current month.

Risk Charge

     The risk charge is for the mortality risks we assume -- that insureds may live for shorter periods of time than we estimate, or the Accumulation Value is not enough to keep the Policy in force during the No-Lapse Period -- and also compensates us for our expenses incurred to administer the Policy. In Policy Years 1 through 10, this risk charge is equivalent to an annual charge of 0.70% of the Accumulation Value. In Policy Years 11 and later, this risk charge currently is equivalent to an annual charge of 0.55% of the Accumulation Value up to $25,000, and is 0.15% of the Accumulation Value in excess of $25,000. We can increase the risk charge after Policy Year 10 but it will never exceed a maximum charge of 0.55% of the Accumulation Value. The charge is deducted as 0.05833% of the Accumulation Value, deducted on the date the Monthly Deduction is assessed, for the first 10 Policy Years. For Policy Years after Year 10, the charge deducted on the date the Monthly Deduction is assessed is 0.04583% of the Accumulation Value for Accumulation Value up to and including $25,000, and 0.0125% of the Accumulation Value for Accumulation Value in excess of $25,000 (which we may increase to a maximum charge of 0.04583%). If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Administrative Charge - $7 Per Month

     The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Variable Account.

Cost of Riders Charge (riders may not be available in all states)

The following Policy riders are available for the cost detailed below.

Additional Insured Rider. This rider provides term insurance, for the primary insured at a cost equal to the amount of insurance coverage provided by the rider, multiplied by the rider's cost of insurance charge for each $1,000 of benefit amount, divided by 1,000. The amount of the insurance coverage provided by the rider cannot exceed two times the base Policy's specified amount of insurance coverage. This charge is based on the primary insured's issue age, sex (except in Montana), and risk and rate class. The charge for this rider increases on an annual basis.

Accidental Death Benefit Rider. This rider provides additional coverage in the event of an accidental death, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1,000 of rider coverage elected, multiplied by the rider benefit amount, divided by $1,000. The rider benefit amount cannot exceed one-half of the base Policy's specified amount of insurance coverage.

Disability Rider. This rider provides a benefit in the event of disability of the Owner, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1.00 of rider monthly deduction elected, multiplied by the amount of the monthly deduction.

Paid-Up Life Insurance Rider. This rider guarantees that your Policy will remain in force as paid-up life insurance if there is a Policy loan and certain conditions are met. Its cost is 3% of your Accumulation Value on the date you exercise the rider benefit. (This rider is described in the IMPORTANT POLICY PROVISIONS section, above.)

Waiver of Surrender Charge Rider. No cost.

Accelerated Death Benefit Rider. This rider provides a full payout of the lesser of 94% of the Policy's death benefit (88% in Washington and 96% in New Jersey), or $500,000, for the primary insured with satisfactory evidence of a 12-month life expectancy or less (24 months in Washington and 6 months in New Jersey). There is no premium or cost of insurance charge for this rider, but upon exercise of this rider you in affect forfeit 6% of the Policy's death benefit (12% in Washington and 4% in New Jersey). This rider automatically attaches to all Policies with face amounts between $50,000 and $500,000. If this rider option is exercised, all other riders and the base Policy will terminate.

..    TRANSFER CHARGE - $10 (FIRST 12 ARE FREE)

     The first 12 transfers from the Subaccounts each year are free. A transfer fee of $10 may be imposed for any transfer from the Subaccounts in excess of 12 per Policy Year. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. The transfer fee is deducted from the amount transferred on the date of transfer. Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.


..    SURRENDER CHARGE

     Upon a total surrender or partial withdrawal from your Policy, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. If the Policy's current specified amount of insurance coverage is decreased, we may deduct a surrender charge from the Accumulation Value based on the amount of the decrease. The surrender charge varies by issue age, sex (except in Montana), risk and rate class, the length of time your Policy has been in force and the specified amount of insurance coverage. For example, for a male age 31 at issue, in the nontobacco risk class and the preferred rate class, the surrender charge is $10.00 for each $1,000.00 of specified amount of insurance coverage in the first five years, declining to $1.00 per $1,000.00 in the 12th year and zero thereafter. Generally, the surrender charge is higher the older you are when the Policy is issued, subject to state nonforfeiture requirements (which generally limits surrender charges at higher ages). The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage in the first year, declining to $10 per $1,000 in the ninth year and zero thereafter. The length of the surrender charge period varies depending upon the Policy Owner's issue age: the period is 12 years through age 52, 11 years at age 53, 10 years at age 54, and 9 years at age 55 and thereafter. Your specific charge is specified in your Policy data pages.

     The surrender charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the risk charge and the administrative charge (each described above).


Surrender Charge Waivers (not available in all states)

     We will waive the surrender charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in all states and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state. ("You" and "your" refer to the Policy owner, not the insured if different).

Hospital and Nursing Home Waiver:

     Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. The nursing home waiver is not available if any Owner is confined to a nursing home or hospital facility on the date of issue (except in Pennsylvania). We will not accept any additional premiums under your Policy once you elect this waiver.

Disability Waiver:

     Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense. We will not accept any additional premiums under your Policy once you elect this waiver.

     The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue (except in certain states) or is age 65 or older on the date of withdrawal.

Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania:

     Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Washington). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have you examined by a licensed physician of our choice and at our expense. We will not accept any additional premiums under your Policy once you elect this waiver.

     The terminal illness waiver is not available if you are diagnosed with a terminal illness prior to or on the date of issue (except in certain states).

Unemployment Waiver:

     Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if you are receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

Transplant Waiver:

     Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner or insured of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

Residence Damage Waiver:


     Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.


Death of Spouse or Minor Dependent Waiver:

     Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the surrender charge.

..    SERIES FUND CHARGES; INVESTMENT ADVISORY FEES

     Each investment portfolio of the Series Fund is responsible for its own expenses. The net asset value per share for each investment portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

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POLICY DISTRIBUTIONS

     The principal purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or surrender the Policy for its Cash Surrender Value. Taxes, tax penalties and surrender charges may apply to amounts taken out of your Policy. Depending on the circumstances, receipt of a Policy loan may have federal income tax consequences. You may wish to consult your tax adviser before requesting a Policy loan.

..    POLICY LOANS


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         Amount You Can Borrow                      Loan Interest Rate
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Standard Policy Loan. After the first     Standard Policy Loan. Net annual loan
Policy Year (at any time in Indiana),     interest rate of 2%: we charge an
you may borrow up to 100% of the Cash     interest rate in advance with a 6%
Surrender Value, less loan interest to    effective annual yield, but we also
the end of the Policy Year, and less a    credit an interest rate with an
Monthly Deduction that is sufficient to   effective annual yield of 4% to any
continue the Policy in force for at       amounts in the Loan Account.
least one month.
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Preferred Policy Loan. Available          Preferred Policy Loan. Net annual loan
beginning in the 10th Policy Year. Any    interest rate of 0%: we charge an
loan outstanding at the beginning of      interest rate in advance with a 6%
the 10th Policy Year will become a        effective annual yield, but we also
preferred Policy loan from that point     credit an interest rate with an
forward.                                  effective annual yield of 6% to any
                                          amounts in the Loan Account.
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We believe a preferred Policy loan will not affect tax treatment of the Policy, but tax law is unclear on this point and we do not warrant its tax effect. You may wish to consult your tax adviser before taking a preferred Policy loan.
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Loan Rules:

..    The Policy must be assigned to us as sole security for the loan.
..    We will transfer all loan amounts from the Subaccounts and the fixed account to a Loan Account. The amounts will be transferred on a pro rata basis. Transfers from the Subaccounts will result in the cancellation of accumulation units.
..    Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the Subaccounts and the fixed account to the Loan Account on a pro rata basis.
..    All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of a loan repayment from the Loan Account and allocate that amount among the Subaccounts and the fixed account in the same percentages as the Accumulation Value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
..    The death benefit proceeds will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
..    We may defer making a loan for six months (30 days in West Virginia) unless the loan is to pay premiums to us.

..    SURRENDER

     While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end.

Surrender Rules:

     .    The Policy must be returned to us to receive the Cash Surrender Value.
     .    A surrender charge may apply.
     . The maximum applicable Surrender Charge is described in your Policy and the Expenses section of this Prospectus.
     .    Surrenders may have tax consequences. See "Federal Tax Matters".

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For amounts allocated to the fixed account and the systematic transfer account, the Cash Surrender Value is equal to or greater than the minimum Cash Surrender Values required by the state in which the Policy was delivered. The value is based on the Commissioners 1980 Standard Ordinary Mortality Table, the insured's age at last birthday, with interest which yields 4% on an annual basis.
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     . We may defer payment from the fixed account or the systematic transfer account for up to six months (30 days in West Virginia).

..    PARTIAL WITHDRAWALS

     After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any surrender charge will be deducted from the Accumulation Value on the date we receive your request (either by Written Notice or, for amounts of $10,000 or less, by an authorized telephone transaction). Amounts withdrawn may be subject to a surrender charge (as defined in the Policy and the EXPENSES section of this Prospectus) unless one of the surrender charge waiver provisions is applicable.

     If Death Benefit Option 1 (described below) is in effect, then the current specified amount of insurance coverage will be reduced by the amount of any partial withdrawal and the Accumulation Value will be reduced by (a) the amount of the withdrawal, plus (b) the surrender charge applicable to the decrease in the current specified amount of insurance coverage. We will send you an amendment showing the new specified amount of insurance coverage after the withdrawal.

     If Death Benefit Option 2 (described below) is in effect, the Accumulation Value will be reduced by the amount of the partial withdrawal (but the specified amount of insurance coverage will not change).

Partial Withdrawal Rules:

..    The minimum partial withdrawal amount is $250; the maximum is an amount such that the remaining Cash Surrender Value is not less than $500 and the specified amount of insurance coverage is at least $100,000 in Policy Years 1-5, and at least $50,000 thereafter.
..    Partial withdrawals result in cancellation of accumulation units from each applicable Subaccount. Unless you instruct us otherwise, we will deduct withdrawal amounts from the Subaccounts, the fixed account and the systematic transfer account on a pro rata basis. No more than a pro rata amount may be withdrawn from the fixed account and the systematic transfer account.
..    Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated.
..    We reserve the right to defer withdrawals from the fixed
..    account and the systematic transfer account for up to six months (30 days in West Virginia) from the date we receive your request.
..    Partial withdrawals may change the minimum and target monthly premium requirements applicable to the No-Lapse Period provision.
..    Partial withdrawals may have tax consequences.

..    DEATH BENEFIT

     We will pay a death benefit after we receive necessary documentation of the insured's death, and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a payment option (including a lump-sum payment) selected by the Beneficiary to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. (See the PAYMENT OF PROCEEDS section below.) If neither you nor the Beneficiary makes a payment option election within 60 days of our receipt of documentation of the insured's death, we will issue a lump-sum payment to the Beneficiary.

Death Benefit Options

     You have a choice of one of two death benefit options. Option 1 is in effect unless you elect option 2.

Death Benefit Option 1:

The death benefit is the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death plus the corridor amount.

The death benefit amount can be level at the specified amount of insurance coverage.

Death Benefit Option 2:

The death benefit is the Policy's Accumulation Value on the date of death plus the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b)  the corridor amount.

The death benefit amount will always vary as the Accumulation Value goes up or down each day.

     The corridor amount equals the Accumulation Value on the insured's date of death multiplied by the corridor percentage from the table shown below for the insured's attained age.

Attained    Corridor    Attained    Corridor    Attained    Corridor
   Age     Percentage      Age     Percentage      Age     Percentage
--------   ----------   --------   ----------   --------   ----------
  0-40        150%         54          57%           68        17%
    41        143%         55          50%           69        16%
    42        136%         56          46%           70        15%
    43        129%         57          42%           71        13%
    44        122%         58          38%           72        11%
    45        115%         59          34%           73         9%
    46        109%         60          30%           74         7%
    47        103%         61          28%        75-90         5%
    48         97%         62          26%           91         4%
    49         91%         63          24%           92         3%
    50         85%         64          22%           93         2%
    51         78%         65          20%           94         1%
    52         71%         66          19%       95-100         0%
    53         64%         67          18%          100+        1%

     After the first Policy Year, you may change the death benefit option once each year. Changes in the death benefit option may change the specified amount of insurance coverage, because we will change the current specified amount of insurance coverage to maintain the level of death benefit in effect before the death benefit option change. Any resulting decrease in the specified amount of insurance coverage is subject to a surrender charge. Changes in the death benefit option may have tax consequences.

Rules for Changing the Death Benefit Option:

     . A change in death benefit option takes effect on the date the Monthly Deduction is assessed after we receive your Written Notice to change.
     . After each change in death benefit option, we will send you an amendment to the Policy showing the option in effect and the new specified amount of insurance coverage.
     . A change in the current specified amount of insurance coverage resulting from a death benefit option change will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

Change in Specified Amount of Insurance Coverage

     After the first Policy Year, you may change the specified amount of insurance coverage once each year. Any change will take effect on the date the Monthly Deduction is assessed following the date we approve the change. We will send you an amendment to the Policy showing the new specified amount of insurance coverage after the change. Changes to the specified amount of insurance coverage may have tax consequences.

Rules for Changing Specified Amount of Insurance Coverage:

..    An increase in the specified amount of insurance coverage requires a new application and evidence of insurability satisfactory to us.
..    No increases after attaining age 90.
..    A decrease in the specified amount of insurance coverage is subject to a surrender charge on the amount of the decrease.
..    A decrease is only allowed to the extent the specified amount of insurance coverage remains at least $100,000 during Policy Years 1-5; $50,000 thereafter.
..    A change in the current specified amount of insurance coverage will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

..    PAYMENT OF PROCEEDS


     You may elect to have proceeds paid as annuity payments under any combination of the fixed and variable payout options shown in the Policy. In Maryland only fixed payout options are available. If a payout option is not chosen within 60 days of the date we receive satisfactory proof of death, we will make payment in a lump sum. The payout options are described in the SAI.


..    LUMP SUM PAYMENT

     In most cases, when a death benefit is paid in a lump sum, we will pay the death benefit by establishing an interest bearing account, called the "TABS Access Account", for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The TABS Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the TABS Access Account.

-------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

..    LIFE INSURANCE QUALIFICATION

     The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

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Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.
--------------------------------------------------------------------------------

     Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

     . the death benefit should be fully excludable from the Beneficiary's gross income; and
     . you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

     We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

     Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

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This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.
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     A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

..    TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

     Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the investment in the Policy (see box below), the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

     ---------------------------------------------------------------------------
     "Investment in the Policy" means:

     . the aggregate amount of any premium payments or other consideration paid for the Policy, minus
     . the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
     . the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the Owner's gross income.
     ---------------------------------------------------------------------------

     Distributions other than Death Benefits from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (see box above) at such time.
     (2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
     (3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

     Distributions other than Death Benefits from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the investment in the Policy and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first fifteen years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

     Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred loans could be treated as distributions rather than loans.

     Neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

..    OTHER POLICY OWNER TAX MATTERS

     Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a withdrawal, a surrender or lapse, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.

     Interest Paid on Policy loans generally is not tax deductible.

     Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

     Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

     Accelerated Death Benefit Rider. We believe that payments received under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

     Paid-Up Life Insurance Rider. The tax consequences associated with the paid-up life insurance rider are unclear. You should consult a qualified tax adviser about the tax consequences of electing this Policy rider.

     The Policy may continue after the insured attains age 100. The tax consequences associated with continuing a Policy beyond age 100 are unclear. A tax adviser should be consulted on this issue.

     Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

     Diversification requirements. Code Section 817(h) requires investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

     Owner control. In certain circumstances, your control of the investments of the Variable Account may cause you, rather than us, to be treated as the Owner of the assets in the Variable Account. If you are considered the Owner of the assets of the Variable Account, income and gains from the Variable Account would be included in your gross income.

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the policy owners were not owners of variable account assets. For example, you have additional flexibility in allocating Policy premium and Accumulation Values. These differences could result in you being treated as the Owner of a pro rata share of the assets of the Variable Account. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Variable Account.

     Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

     Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

     Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.


     Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

     Possible tax law changes. There is always a possibility that the tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax adviser with respect to possible tax law changes and their effect on your intended use of the Policy.

     No Guarantees Regarding Tax Treatment. We cannot guaranty the tax treatment of the Policy or any transaction involving the Policy. You should consult with a tax adviser if you have tax questions about the Policy.

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MISCELLANEOUS

..    TELEPHONE TRANSACTIONS

Telephone Transactions Permitted:

..    Transfers.
..    Partial withdrawals or loans of $10,000 or less by you (may be restricted in community property states).
..    Change of premium allocations.

Telephone Transaction Rules:

..    Only you may elect. Do so on the Policy application or by prior Written
     Notice to us.
..    Must be received by close of the New York Stock Exchange ("NYSE") (usually
     3 p.m.Central Time); if later, the transaction will be processed the next Business Day.
..    Will be recorded for your protection.
..    For security, you must provide your Social Security number and/or other identification information.
..    May be discontinued at any time as to some or all Owners.
..    For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

..    DISTRIBUTION OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. MOIS contracts with one or more registered broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 115% of target premium for the first Policy Year and up to 5% of target premium thereafter. Distributors may receive additional compensation for amounts received in excess of target premium. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policies that are not described under the EXPENSES section of this Prospectus.


     For the fiscal year ended December 31, 2002, United paid $3,665,591 in total compensation to MOIS; of this amount MOIS retained $711,290 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2001, these amounts were $4,976,848 and $748,471 respectively. In 2000, these amounts were $3,941,805 and $53,344 respectively.


..    LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

..    FINANCIAL STATEMENTS


     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office.

..    USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

..    PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION
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This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:

     .    Mutual of Omaha Insurance Company
     .    Mutual of Omaha Investor Services, Inc.
     .    Mutual of Omaha Marketing Corporation
     .    United of Omaha Life Insurance Company
     .    United World Life Insurance Company
     .    Companion Life Insurance Company
     .    Exclusive Healthcare, Inc.
     .    Omaha Property and Casualty Insurance Company
     .    Mutual of Omaha Structured Settlement Company, Inc.
     .    Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.

Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:

     .    Applications or other forms we receive from you.
     .    Your transactions with us, such as your payment history.
     .    Your transactions with other companies.
     . Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
     . Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
     .    Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:

     .    Your name.
     .    Your income.
     .    Your Social Security number.
     .    Other identifying information you give us.
     .    Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.
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Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:

     .    To respond to a judicial process or government regulatory authority.
     .    To process an insurance product or service that you request.
     .    To maintain or service your account, such as paying a claim.
     . To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:

     .    To respond to a judicial process or government regulatory authority.
     .    To process an insurance product or service that you request.
     .    To maintain or service your account, such as paying a claim.
     . To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:

     .    Your marital status.
     .    Your income.
     .    Your employment history.
     .    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:

     .    Your marital status.
     .    Your income.
     .    Your employment history.
     .    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services. We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

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                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS

          Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW

Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

     . Properly identify yourself with your full name and policy and/or account numbers.
     .    Submit a written request to us for your personal information.
     .    Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

     . Notify you in writing of our refusal to make the correction, amendment or deletion.
     .    Give you the reasons for our refusal.
     . Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

     . The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
     .    The date the person examined or received your medical information.
     . A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                              Mutual of Omaha
                              Attn. Privacy Notice
                              Mutual of Omaha Plaza
                              Omaha, NE 68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.
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This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that is not in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specifically mentioned.

     -------------------------------------------------------------------------
     DO YOU HAVE QUESTIONS?

     If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.
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-----------
DEFINITIONS

Accumulation Value is the dollar value of amounts accumulated under the Policy (in both the variable investment options and the fixed rate options).

Allocation Date is the first Business Day following the completion of your "right to examine" period.

Beneficiary is the person(s) or other legal entity who receives the death benefits of the Policy, if any, upon the insured's death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value, less any Policy loans, unpaid loan interest, and any applicable surrender charge.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the Variable Account. The Loan Account is part of our general account.

Monthly Deduction is a monthly charge that includes a mortality and expense risk charge, an administrative charge, a charge for the cost of any riders in effect for that month and a cost of insurance charge.

Net Amount at Risk means the death benefit less the Accumulation Value on a Monthly Deduction date after deducting the rider charges, if any, the risk charge for the current month, and the administrative charge. If the Policy's death benefit option is option 2, the Net Amount at Risk is the specified amount of insurance coverage.

No-Lapse Period is a period of time during which the Policy will not lapse as long as specified premiums are paid and no withdrawals are taken or Policy loans are outstanding.

Owner is you --- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultra Variable Life Policy, a flexible premium variable life insurance policy offered by us through this Prospectus.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of the Policy.


SAI is the statement of additional information that is available free upon request (see cover page). It contains financial statements and other information about Us and the Policy.


Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account B, a separate account maintained by us.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

                       STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

--------------------------------------------------------------------------------
CONTENTS                                                                 Page(s)
--------------------------------------------------------------------------------
ADDITIONAL POLICY INFORMATION
   The Policy                                                                 3
   Misstatement of Age or Sex                                                 3
   Suicide                                                                    3
   Incontestability                                                           3
   Minor Owner or Beneficiary                                                 3
   Sales to Employees                                                         3
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ON DETERMINATION OF                                   4-5
ACCUMULATION VALUE
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PAYMENT OF PROCEEDS
   Payout Options                                                             5
   Rules for Payment of Proceeds                                              6
   Transfers Between Fixed and Variable Payout Options                        6
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MISCELLANEOUS
   Voting Rights                                                              7
   Distribution of Materials                                                  7
   State Regulation                                                           7
   Reports to You                                                             7
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS                                                       8
   Index to Financial Statements                                              8
--------------------------------------------------------------------------------

                       UNITED OF OMAHA SEPERATE ACCOUNT B

                                  (REGISTRANT)


                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                   (DEPOSITOR)


                            Variable Product Services
                                  P.O. Box 8430
                           Omaha, Nebraska 68103-9354

                            Telephone: (800) 238-9354

                       STATEMENT OF ADDITIONAL INFORMATION
           Individual Flexible Premium Variable Life Insurance Policy


This Statement of Additional Information ("SAI") contains additional information regarding ULTRA VARIABLE LIFE, an individual flexible premium variable life insurance policy (the "Policy") offered by United of Omaha Life Insurance Company ("United of Omaha") and provides information about United of Omaha. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003 (the "Prospectus") and the prospectuses for the investment portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Terms used in the Prospectus are incorporated in this SAI.


      The date of this Statement of Additional Information is May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION


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CONTENTS                                                                Page(s)
-------------------------------------------------------------------------------
ADDITIONAL POLICY INFORMATION
   The Policy                                                              3
   Misstatement of Age or Sex                                              3
   Suicide                                                                 3
   Incontestability                                                        3
   Minor Owner or Beneficiary                                              3
   Sales to Employees                                                      3
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ADDITIONAL INFORMATION ON DETERMINATION OF ACCUMULATION VALUE            4 - 5
-------------------------------------------------------------------------------
PAYMENT OF PROCEEDS
   Payout Options                                                          5
   Rules for Payment of Proceeds                                           6
   Transfers Between Fixed and Variable Payout Options                     6
-------------------------------------------------------------------------------
MISCELLANEOUS
   Voting Rights                                                           7
   Distribution of Materials                                               7
   State Regulation                                                        7
   Reports to You                                                          7
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                       8
   Index to Financial Statements                                           8
-------------------------------------------------------------------------------

Additional Policy Information

..    THE POLICY

     The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. We can use only the statements made in the written application to defend a claim or void the Policy.

..    MISSTATEMENT OF AGE OR SEX

     If the insured's age or sex is misstated, all Policy payments and benefits will be those that the premiums paid would have purchased at the correct age and sex.

..    SUICIDE

     We will not pay the death benefit if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the date of issue (and, in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.

     We will not pay that portion of the death benefit resulting from an increase in the specified amount of coverage if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the effective date of the increase (and in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid for the increase less any loans and partial withdrawals since the date of the increase.

..    INCONTESTABILITY

     We will not contest the validity of the Policy after it has been in force during the lifetime of the insured for two years from the date of issue or for two years from the date of reinstatement.

     We will not contest the validity of an increase in the specified amount of coverage after the Policy has been in force during the lifetime of the insured for two years from the effective date of the increase. Any contest of an increase in the specified amount of coverage will be based on the application for that increase.

..    MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary share to a minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

..    SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees and/or waive certain charges to the extent of the distribution or other costs that are waived.

Additional Information on Determination of
Accumulation Value

     The accumulation unit value for a Subaccount on any Business Day is calculated as follows:

     (a) the net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; divided by
     (b) the total number of accumulation units held in the Subaccount on the Business Day, before the purchase or redemption of any shares on that date.

     The accumulation value of the fixed account on the date of each Monthly Deduction, before deducting the Monthly Deduction, equals:

     (a)  the accumulation value as of the date of the last Monthly Deduction;
          plus
     (b) any net premiums credited since the date of the last Monthly Deduction; plus
     (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction; plus
     (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction; less
     (e) any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction; less
     (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction; less
     (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction; plus
     (h)  interest credited to the fixed account.

     The accumulation value of the fixed account on any date other than a Monthly Deduction date equals:

          (a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; plus
          (b) any net premiums credited since the date of the last Monthly Deduction, accumulated with interest from the date received to the date of calculation; plus
          (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; plus
          (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (e)  any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation.

     The accumulation value of the systematic transfer account on the date of each Monthly Deduction before deducting the Monthly Deduction equals:

          (a)  the accumulation value as of the last Monthly Deduction date;
               less
          (b) any transfers from the systematic transfer account to the Subaccounts since the date of the last Monthly Deduction; less
          (c) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction; less
          (d) any transfers from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction; plus
          (e)  interest credited to the systematic transfer account.

     The accumulation value of the systematic transfer account on any valuation date other than the date of a Monthly Deduction equals:

          (a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; less

          (b) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation; less
          (c) any transfer from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation.

PAYMENT OF PROCEEDS

..    PAYOUT OPTIONS

     NOTE: Unless you elect a payout option with a guaranteed period or option 1, (described below) it is possible only one payment would be made under the payout option if the payee died before the due date of the second annuity payment, only two annuity payments would be made if the payee died before the due date of the third annuity payment, etc. If the continuation of variable payments being made under an option does not depend upon the payee's remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payment under an option depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

--------------------------------------------------------------------------------
The longer the guaranteed or projected proceeds payment option period, the lower the amount of each payment.
--------------------------------------------------------------------------------

     1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

     2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

     3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

     4) Lifetime Income. Proceeds are paid as monthly income for as long as the payee lives. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable proceeds payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees Available for the Lifetime Income Option:

     Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years and thereafter as long as the payee lives.

     Guaranteed Amount - An amount of monthly income is guaranteed until the sum of payments equal the proceeds placed under the option and as long after that as the payee lives. If any lifetime option with a guaranteed period provides installment payments of the same amount at some ages for different guaranteed periods, then we will provide payments for the longest guaranteed period that is available at that age and amount.

     5)   Lump Sum. Proceeds are paid in one sum.

     6) Other Options. We may be able to accommodate making proceeds payments under other options, including joint and survivor periods. Contact us for more information.

..    RULES FOR PAYMENT OF PROCEEDS:

..    Payees must be individuals who receive payments on their own behalf unless otherwise agreed to by us.

..    Any option chosen will be effective when we acknowledge it.

..    We may require proof of your age or survival or the age or survival of the payee.

..    We reserve the right to pay the proceeds in one sum when the amount is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20.

..    When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

     Fixed Proceeds Payments: Fixed payments are available under all six payout options described above. The proceeds will be transferred to our general account, and the payments will be fixed in amount by the provisions selected and the age and sex (if consideration of sex is allowed) of the payee. The interest rate used in the payout options is guaranteed to yield 3% on an annual basis. We may, at our sole discretion, declare additional interest to be paid or credited annually for payout options 1, 2, 3, or 6. The guaranteed amounts are based on the 2000a mortality table, and an interest rate that is guaranteed to yield 3% annually. Current interest rates may be obtained from us.

     Variable Proceeds Payments: Only payout options 2, 4, and 6 are available for variable payments. The dollar amount of the first monthly payment will be determined by applying the proceeds allocated to variable Subaccounts to the variable payout options table shown in the Policy applicable to the payout option chosen. The tables are determined from the 2000a Mortality Table ALB. If more than one Subaccount has been selected, the Accumulation Value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.

     All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. We guarantee that the dollar amount of each variable payment after the first will not be affected by actual expenses (except changes in fund management expenses) or changes in mortality experience. The amount of each subsequent payment equals the number of variable payment units for each Subaccount, multiplied by the value of a variable payment unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month. The number of units for each Subaccount is determined by dividing the amount of the first payment attributable to that Subaccount by the value of a unit in that Subaccount when the first payment is determined.

     If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative and other costs and risks associated with the variable payment options.

..    TRANSFERS BETWEEN FIXED AND VARIABLE PAYOUT OPTIONS

     The payee may exchange the value of a designated number of variable payment units of a particular Subaccount into other variable payment units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the exchange.

--------------------------------------------------------------------------------
4 transfers are allowed each Policy Year that a payout option is in effect.
--------------------------------------------------------------------------------

     Transfers may be made between Subaccounts and from a Subaccount to the fixed account. No exchanges may be made from the fixed account to the Subaccounts. Transfers will be made using the variable payment unit values for the valuation period during which we receive any request.

Miscellaneous

..    VOTING RIGHTS


     We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.


..    DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

..    STATE REGULATION

     We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Department of Insurance of the State of Nebraska and insurance departments of other jurisdictions.

     We submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purpose of determining solvency and compliance with insurance laws and regulations.

..    REPORTS TO YOU

     We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

FINANCIAL STATEMENTS


     This Statement of Additional Information contains financial statements of the Subaccounts of United of Omaha Separate Account B as of December 31, 2002 and for the years ended December 31, 2002 and 2001 which have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of United of Omaha Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of the United of Omaha Separate Account B. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.



..    Index to Financial Statements

United of Omaha Life Insurance Company
   Independent Auditor's Report..............................................................................F-2
   Statutory Statements of Admitted Assets, Liabilities and Surplus, December 31, 2002 and 2001..............F-3
   Statutory Statements of Income for the Years Ended December 31, 2002, 2001 and 2000.......................F-4
   Statutory Statements of Changes in Surplus for the Years Ended December 31, 2002, 2001 and 2000...........F-5
   Statutory Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000...................F-6
   Notes to Statutory Financial Statements...................................................................F-7
United of Omaha Separate Account B
   Independent Auditor's Report.............................................................................F-34
   Statement of Net Assets, December 31, 2002...............................................................F-35
   Statement of Operations and Changes in Net Assets for the Periods Ended December 31, 2002 and 2001.......F-36
   Notes to Financial Statements............................................................................F-46

UNITED OF OMAHA LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF
MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 2002 AND 2001
AND FOR THE YEARS ENDED
DECEMBER 31, 2002, 2001 AND 2000

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2002 and 2001, and the related statutory statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America are described in Note 25.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2002.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha life Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Nebraska Department of Insurance of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual-Version effective January 1, 2001.

/s/ Deloitte & Touche LLP

March 14, 2003

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31,

                                                                                  2002              2001
ADMITTED ASSETS
Cash and invested assets:
    Bonds                                                                  $  8,809,768,263  $  8,160,865,092
    Preferred stocks                                                             54,716,261        54,716,261
    Common stocks - unaffiliated                                                    324,925        11,508,937
    Common stocks - affiliated                                                   86,863,578        85,016,498
    Mortgage loans                                                              825,141,726       836,339,407
    Real estate occupied by the Company, net of accumulated
     depreciation of  $ 73,481,475 in 2002 and $ 69,977,744 in 2001              69,610,498        72,770,142
    Investment real estate, net of accumulated depreciation
     of  $ 486,335 in 2002 and  $ 475,638 in 2001                                   275,434           286,130
    Real estate held for sale, net of accumulated
     depreciation of  $ 47,536 in 2002 and $ 9,748 in 2001                        6,932,226         3,911,446
    Policy loans                                                                150,237,687       148,036,732
    Cash and short-term investments                                              87,965,001       203,907,573
    Other invested assets                                                       146,038,501       134,681,511
                                                                           ----------------  ----------------
              Total cash and invested assets                                 10,237,874,100     9,712,039,729
Premiums deferred and uncollected                                               164,773,195       149,321,160
Investment income due and accrued                                               100,225,391        98,931,677
Electronic data processing equipment, net of accumulated
 depreciation of $ 70,658,661 in 2002 and $ 89,070,275 in 2001                    1,034,229         4,884,720
Receivable from parent, subsidiaries and affiliates                               3,533,767         8,971,219
Funds withheld under reinsurance agreement - affiliate                          110,531,483       105,538,273
Net deferred tax assets                                                          75,067,149        25,028,230
Other assets                                                                     45,638,334        49,902,814
Separate accounts assets                                                      1,136,860,859     1,378,023,575
                                                                           ----------------  ----------------
              Total admitted assets                                        $ 11,875,538,507  $ 11,532,641,397
                                                                           ================  ================
LIABILITIES
Policy reserves:
    Aggregate reserve for policies and contracts                           $  7,399,790,795  $  6,915,730,500
    Liability for deposit-type contracts                                      1,995,363,948     1,958,659,456
    Policy and contract claims                                                   77,731,953        77,945,722
    Other                                                                       110,570,617        78,687,863
                                                                           ----------------  ----------------
              Total policy reserves                                           9,583,457,313     9,031,023,541
Interest maintenance reserve                                                      4,193,572                 0
Asset valuation reserve                                                          36,089,068        94,833,161
General expenses and taxes due or accrued                                         9,008,049        19,499,778
Federal income taxes due or accrued                                               5,887,515        14,847,835
Payable to parent, subsidiaries and affiliates                                    7,372,460        16,561,579
Other liabilities                                                                97,007,726       112,243,578
Separate accounts liabilities                                                 1,132,464,644     1,372,398,994
                                                                           ----------------  ----------------
              Total liabilities                                              10,875,480,347    10,661,408,466
SURPLUS
Capital stock, $10 par value, 900,000 shares authorized
 issued and outstanding                                                           9,000,000         9,000,000
Gross paid-in and contributed surplus                                           162,723,580        62,723,580
Unassigned Surplus                                                              828,334,580       799,509,351
                                                                           ----------------  ----------------
              Total surplus                                                   1,000,058,160       871,232,931
                                                                           ----------------  ----------------
              Total liabilities and surplus                                $ 11,875,538,507  $ 11,532,641,397
                                                                           ================  ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31,

                                                                   2002               2001               2000
Income
    Net premiums and annuity considerations                  $  1,362,403,537   $  1,365,548,996   $  1,205,802,135
    Other considerations and fund deposits                          3,048,128          1,833,804        384,135,714
    Net investment income                                         683,171,781        716,288,693        656,199,475
    Other income                                                   72,006,877         77,071,797         68,904,550
                                                             ----------------   ----------------   ----------------

      Total income                                              2,120,630,323      2,160,743,290      2,315,041,874
                                                             ----------------   ----------------   ----------------

Benefits and expenses:
    Policyholder and beneficiary benefits                       1,212,968,764      1,292,592,064      1,525,227,398
    Increase in reserves for  policyholder and
     beneficiary benefits                                         483,141,362        424,805,101         53,873,529
    Commissions                                                   118,469,395        123,670,780        120,451,720
    Operating expenses                                            262,634,739        237,416,379        223,722,428
    Net transfers to (from) separate accounts                     (63,286,145)       (54,352,834)       268,227,011
                                                             ----------------   ----------------   ----------------

      Total benefits and expenses                               2,013,928,115      2,024,131,490      2,191,502,086
                                                             ----------------   ----------------   ----------------

       Net gain from operations before federal
        income taxes and net realized capital
        gains (losses)                                            106,702,208        136,611,800        123,539,788

Federal income taxes                                               28,570,167         35,174,590         36,417,363
                                                             ----------------   ----------------   ----------------

       Net gain from operations before net
        realized capital gains (losses)                            78,132,041        101,437,210         87,122,425

Net realized capital gains (losses)                               (93,837,615)       (52,049,908)        38,795,710
                                                             ----------------   ----------------   ----------------

       Net income (loss)                                     $    (15,705,574)  $     49,387,302   $    125,918,135
                                                             ================   ================   ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31,

                                                                       2002               2001               2000
Capital stock:
    Balance at beginning and end of year                          $     9,000,000    $     9,000,000    $     9,000,000
                                                                  ---------------    ---------------    ---------------

Gross paid-in and contributed surplus:
    Balance at beginning and end of year                               62,723,580         62,723,580         62,723,580
    Capital Contribution                                              100,000,000                  0                  0
                                                                  ---------------    ---------------    ---------------

    Balance at end of year                                            162,723,580         62,723,580         62,723,580

Unassigned surplus:
    Balance at beginning of year                                      799,509,351        760,361,632        615,054,720
    Net income (loss)                                                 (15,705,574)        49,387,302        125,918,135
    (Increase) decrease in:
       Net unrealized capital gains and losses
        (net of tax benefit of $25,465,100 in 2002 and
        $12,979,536 in 2001)                                          (34,883,646)       (39,238,487)        31,855,299
       Net unrealized foreign exchange capital loss                             0           (205,694)                 0
       Net deferred income tax                                         22,502,137         33,693,166                  0
       Non-admitted assets                                             (1,475,335)       (68,701,298)        10,993,063
       Asset valuation reserve                                         58,744,093         43,545,059        (15,673,880)
    Surplus withdrawn from separate accounts                                    0         11,936,250          7,283,750
    Change in surplus in separate accounts                               (355,050)       (12,008,422)       (10,022,720)
    Cumulative effect of changes in accounting
     principles                                                                 0         20,668,773                  0
    Other, net                                                             (1,396)            71,070         (5,046,735)
                                                                  ---------------    ---------------    ---------------

    Balance at end of year                                            828,334,580        799,509,351        760,361,632
                                                                  ---------------    ---------------    ---------------

Total surplus                                                     $ 1,000,058,160    $   871,232,931    $   832,085,212
                                                                  ===============    ===============    ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,

                                                          2002                2001               2000
Cash from operations:
  Premiums and annuity considerations                $  1,355,274,703   $  1,364,570,706   $  1,205,731,629
  Other fund deposits                                               0                  0        379,465,576
  Net investment income                                   660,308,209        692,762,787        634,508,418
  Other income                                             77,876,247         76,716,216         62,889,140
  Benefits                                             (1,131,100,429)    (1,194,647,101)    (1,527,716,678)
  Commissions and general expenses                       (396,111,004)      (379,896,014)      (365,046,168)
  Federal income taxes                                    (41,008,807)       (44,182,299)       (32,963,178)
  Net transfers (to) from separate accounts                49,604,667          4,702,763       (265,158,285)
                                                     ----------------   ----------------   ----------------
        Net cash from operations                          574,843,586        520,027,058         91,710,454
                                                     ----------------   ----------------   ----------------

Cash used for investments:
  Proceeds from investments sold, redeemed or
   matured:
    Bonds                                               1,941,330,949      1,693,340,318      1,743,410,840
    Mortgage loans                                         81,105,658         71,573,613        152,689,047
    Stocks                                                 10,666,240         53,406,462         55,188,578
    Real estate                                                     0          8,375,000          5,500,000
    Other invested assets                                  15,054,734         46,694,542         78,871,040
  Tax on capital gains                                     (1,241,110)        (3,371,428)       (19,798,114)
  Cost of investments acquired:
    Bonds                                              (2,681,440,388)    (2,249,861,186)    (1,666,397,909)
    Mortgage loans                                        (69,596,385)       (86,503,885)      (321,853,917)
    Stocks                                                          0        (56,269,540)      (115,989,740)
    Real estate                                            (3,393,320)        (6,861,322)        (3,153,459)
    Other invested assets                                 (76,429,551)          (703,141)       (35,658,804)
  Net increase in policy loans                             (2,200,955)        (4,664,601)        (5,517,480)
                                                     ----------------   ----------------   ----------------
        Net cash used for investments                    (786,144,128)      (534,845,168)      (132,709,918)
                                                     ----------------   ----------------   ----------------

Cash from financing and other sources:
  Capital contribution                                    100,000,000                  0                  0
  Borrowed money                                            1,000,000                  0         10,000,000
  Net increase (decrease) in deposit-type contracts       (30,222,633)       148,916,204                  0
  Decrease in receivable from parent,
   subsidiaries and affiliates                              5,437,452         14,296,888         37,995,565
  Decrease in other nonqualified deposits                           0                  0        (23,676,240)
  Other cash provided                                      39,812,160         51,920,410         40,977,034
  Other cash used                                         (20,669,009)       (48,788,002)       (50,809,281)
                                                     ----------------   ----------------   ----------------
        Net cash from financing and other sources          95,357,970        166,345,500         14,487,078
                                                     ----------------   ----------------   ----------------

Net change in cash and short-term investments            (115,942,572)       151,527,390        (26,512,386)

Cash and short-term investments:
    Beginning of year                                     203,907,573         52,380,183         78,892,569
                                                     ----------------   ----------------   ----------------
    End of year                                      $     87,965,001   $    203,907,573   $     52,380,183
                                                     ================   ================   ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 1
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations - United of Omaha Life Insurance Company (the "Company") is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 2002, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"), United World Life Insurance Company ("United World"), Mutual of Omaha Structured Settlement Company-Connecticut ("MOSSCO-CT"), and Mutual of Omaha Structured Settlement Company of New York, Inc. ("MOSSCO-NY"). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Nebraska Department of Insurance.

The State of Nebraska has adopted the National Association of Insurance Commissioners' statutory accounting practices ("NAIC SAP") as the basis of its statutory accounting practices.

The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

          (a) Bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities.
          (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies.
          (c) NAIC SAP requires an amount be recorded for deferred taxes however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets.
          (d) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established in the statutory financial statements.
          (e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals. The effect, if any, on reserves due to a change in reserve on account of a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.
          (f) Comprehensive income and its components are not presented in the financial statements.
          (g) Changes in certain assets designated as "non-admitted" have been charged to unassigned surplus.
          (h) The change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net loss.
          (i) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities.
          (j) Reinsurance recoverables on unpaid losses are reported as a reduction of policy benefit and other insurance reserves, while under GAAP, they are reported as an asset.

Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and deferred taxes.

INVESTMENTS
Bonds not backed by loans are stated at amortized cost using the scientific method; except for bonds that are in or near default which are stated at lower of amortized cost or fair value.

Loan-backed securities and structured securities are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default which are stated at lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions are obtained from original term sheets and offer memorandums with updates obtained externally. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost.

Common stocks of unaffiliated companies are stated at NAIC market value and stocks of affiliated companies (principally insurance companies) are carried on the equity basis. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

Policy loans are carried at the aggregate unpaid balance.

Mortgage loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

The home office properties and investment real estate are valued at cost, less accumulated depreciation. Property held for sale is valued at the lower of depreciated cost or estimated fair value, less estimated selling costs. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost.

The Company has no ownership in joint ventures that exceed 10% of its admitted assets. The Company carries these interests based on the underlying audited GAAP equity of the investee.

Other invested assets include investments in limited partnerships, bonds, beneficial interests in leased or non-leased commercial aircraft, receivables for securities and derivative financial instruments. Bonds are valued consistent with the policies above. The Company has minor ownership interests in all limited partnerships, therefore these interests are carried based upon the underlying unaudited GAAP equity or audited tax-basis equity of the investee. Beneficial interests in leased or non-leased commercial aircraft are carried at estimated fair value.

Investment income is recorded when earned. Realized gains and losses on the sale of investments are determined on the specific identification basis. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt.

DERIVATIVES
When derivatives meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value or amortized cost basis, in a manner consistent with the item hedged. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

PREMIUMS AND RELATED COMMISSIONS
Premiums are recognized as income over the premium paying period of the policies. Annuity considerations are recognized as revenue when received. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred. For the years ended December 31, 2002 and 2001, consideration received on deposit-type funds, which did not contain any life contingencies, was recorded directly to the related liability. For the year ended December 31, 2000, consideration received on deposit-type funds totaling $280,028,488 was recorded as income in the statutory statements of income.

RESERVES FOR LIFE CONTINGENT PRODUCTS AND DEPOSIT-TYPE FUNDS
Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities using the Commissioners' Annuity Reserve Valuation Method ("CARVM") and deposit-type contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined by formula as described in the annual statement instructions.

For years ended December 31, 2002 and 2001, reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. For the year ended December 31, 2000, withdrawals of

$389,243,670 to return funds to the contract holder were recorded as a benefit expense in the statutory statements of income. Tabular interest on deposit-type funds is calculated by formula as described in the annual statement instructions.

Policy reserves for group life and health and accident insurance include claim reserves and unearned premiums. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. Liabilities for losses are based on claim run-out experience or, in the case of potentially long-term claim run-outs, on expected claim continuance tables reflective of contractual limits of liability. Loss adjustment expenses are based on the relationship of claim administrative expenses to these claim liabilities.

ASSET VALUATION RESERVE (AVR) AND INTEREST MAINTENANCE RESERVE (IMR)
The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's holdings of mortgages, investments in real estate, bonds, stocks and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains and losses, other than those resulting from interest changes, are added or charged to the AVR.

The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.

PROPERTY
Property is carried at cost less accumulated depreciation. The Company provides for depreciation of property using straight-line and accelerated methods over the estimated useful lives of assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally depreciated over three to twenty years. Depreciation and amortization expense was $3,899,648, $4,112,630 and $4,201,351 for the years ended December 31, 2002, 2001 and 2000, respectively.

Maintenance and repairs are charged to expense as incurred.

SEPARATE ACCOUNTS
The assets of the separate accounts shown in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and group annuity contracts. Deposits and premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory statements of income, but are offset by transfers to and from the separate accounts, respectively. Net investment income and realized capital gains and losses on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of income. Mortality, policy administration and surrender charges for all separate accounts are included in income.

FAIR VALUES OF FINANCIAL INSTRUMENTS
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Loan-Backed Securities - The fair values of loan-backed securities are estimated using values obtained from external public prices when available and BondEdge Pricing Service.

         Unaffiliated Common Stocks - The fair values for unaffiliated common stocks are based on NAIC market value.

         Affiliated Common Stock - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

         Preferred Stocks - The fair values for preferred stocks are based on quoted market prices.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

         Policy Loans - The carrying values of policy loans approximates their fair value as they may be repaid at any time.

         Funds Left on Deposit - Funds left on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit, which do not have fixed maturities, are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

         Investment Contracts - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Derivatives - The fair value of interest-rate swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity-linked notes represents the appreciation of the underlying debt security based upon the cumulative return of the designated index.

CONCENTRATIONS OF CREDIT RISK
Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

VULNERABILITY DUE TO CERTAIN CONCENTRATIONS
The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

OTHER THAN TEMPORARY IMPAIRMENTS
The Company recognizes other than temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other than temporary impairment is recognized the bond is written down to fair value at the new cost basis and the amount of the write down is recorded as a realized loss.

For loan-backed securities, other than temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other than temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized loss.

The Company recognized $79,495,286 and $6,000,000 of other than temporary impairments of bonds during the years ended December 31, 2002 and 2001, respectively.

PENDING ACCOUNTING STANDARDS
In June 2002, the NAIC adopted Statement of Statutory Accounting Principles No. 85, Claim Adjustment Expenses, Amendments to SSAP No. 55, Unpaid Claims, Losses and Loss Adjustment Expenses ("SSAP No. 85). This statement requires that claim adjustment expenses be subdivided into cost containment expenses and other claim adjustment expenses. This statement is effective for years ending on and after December 31, 2003. This statement is not expected to have an impact on the Company's statutory financial statements.

In May 2002, the NAIC adopted Statement of Statutory Accounting Principles No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. This statement is effective January 1, 2003. The Company currently has a small number of interest rate caps that will be affected by this statement. This statement requires that the interest rate caps be carried at market value instead of amortized cost, which will result in unrealized gains or losses affecting surplus. The Company does not expect this statement to have a material impact on its statutory financial statements.

In September 2002, the NAIC adopted Statement of Statutory Accounting Principles No. 87, Capitalization Policy, An Amendment to SSAP Nos. 4, 19, 29, 73, 79 and
82. This statement requires that a written capitalization policy containing predefined thresholds for each asset class be established, and amounts less than the predefined threshold shall be expensed when purchased. The statement is effective January 1, 2004. This statement is not expected to have an impact on the Company's statutory financial statements.

NOTE 2
ACCOUNTING CHANGES

CHANGES IN ACCOUNTING PRINCIPLES AS A RESULT OF THE INITIAL IMPLEMENTATION OF CODIFICATION
Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of the changes in accounting principles is reported as an adjustment to surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased surplus by approximately $20.7 million as of January 1, 2001. Included in this total adjustment are reductions to surplus of approximately $5.3 million related to guaranty funds, $8.6 million related to pensions and $11.2 million related to the nonadmission of aircraft with increases to surplus of approximately $25.9 million related to the Interest Maintenance Reserve and $19.9 million related to deferred tax assets.

NOTE 3
INVESTMENTS

DEBT SECURITIES
The statement value, gross unrealized gains, gross unrealized losses and estimated fair values of the Company's investment securities were as follows:

                                                          GROSS           GROSS          ESTIMATED
                                        STATEMENT       UNREALIZED      UNREALIZED         FAIR
                                          VALUE           GAINS           LOSSES           VALUE
AT DECEMBER 31, 2002:
U.S. Government                      $   148,381,196  $   16,482,491  $       76,016  $   164,787,671
Political subdivisions                     2,000,000          55,080               0        2,055,080
Mortgage backed securities               909,580,840      99,521,077         955,798    1,008,146,119
Special revenue                           67,837,377      15,545,055         302,072       83,080,360
Industrial and miscellaneous           5,810,048,892     416,782,056     100,944,645    6,125,886,303
Public utilities                         428,036,436      33,083,635       2,833,923      458,286,148
Collateralized mortgage obligations    1,443,883,522      74,035,387         647,122    1,517,271,787
                                     ---------------  --------------  --------------  ---------------

     Total                           $ 8,809,768,263  $  655,504,781  $  105,759,576  $ 9,359,513,468
                                     ===============  ==============  ==============  ===============

                                                          GROSS           GROSS          ESTIMATED
                                        STATEMENT       UNREALIZED      UNREALIZED         FAIR
                                          VALUE           GAINS           LOSSES           VALUE
AT DECEMBER 31, 2001:
U.S. Government                      $    97,029,128  $    3,578,834  $      933,045  $    99,674,917
Political subdivisions                     4,244,312         156,816               0        4,401,128
Mortgage backed securities               697,973,433      29,443,303       1,641,552      725,775,184
Special revenue                           81,830,007      10,631,194               0       92,461,201
Industrial and miscellaneous           5,648,466,580     178,448,929      71,414,535    5,755,500,974
Public utilities                         484,194,520      17,737,753       5,858,789      496,073,484
Collateralized mortgage obligations    1,147,127,112      39,846,042       3,236,254    1,183,736,900
                                     ---------------  --------------  --------------  ---------------

     Total                           $ 8,160,865,092  $  279,842,871  $   83,084,175  $ 8,357,623,788
                                     ===============  ==============  ==============  ===============

The statement value includes an unrealized loss adjustment of $45,909,240 and $2,440,555 related to bonds that were in or near default as of December 31, 2002 and 2001, respectively.

The statement value and estimated fair value of debt securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                              STATEMENT        ESTIMATED
                                                                                VALUE          FAIR VALUE
Due in one year or less                                                    $   396,477,872  $   401,620,063
Due after one year through five years                                        1,629,274,154    1,724,376,893
Due after five years through ten years                                       2,220,593,097    2,385,430,736
Due after ten years                                                          2,209,958,778    2,322,667,870

Collateralized mortgage obligations and mortgage backed
 securities                                                                  2,353,464,362    2,525,417,906
                                                                           --------------   ---------------

                                                                           $ 8,809,768,263  $ 9,359,513,468
                                                                           ===============  ===============

Proceeds from the sale of bonds were $455,819,563, $458,527,968 and $408,658,599 during 2002, 2001 and 2000, respectively. Realized gains from the sales of bonds were $17,056,583, $10,298,051 and $4,830,908 during the years ended December 31,
2002, 2001 and 2000, respectively. Realized losses from the sales of bonds were $2,739,229, $12,917,180 and $17,159,282 during the years ended December 31,
2002, 2001 and 2000, respectively.

MORTGAGE LOANS
The Company invests in mortgage loans collateralized principally by commercial real estate. During 2002, the maximum and minimum lending rates for mortgage loans were 8.00% and 3.68%, respectively. During 2002, the Company did not reduce interest rates on any outstanding mortgage loans.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75%. Taxes, assessments and other amounts advanced and not included in the mortgage loan total were $0 and $58,745 at December 31, 2002 and 2001, respectively.

The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2002 and 2001 were as follows:

                        2002             2001
California         $  100,168,752   $   96,031,211
Texas                  75,049,806       75,658,569
Michigan               48,526,710       48,695,761
Maryland               43,905,679       43,180,348
Florida                41,760,795       57,852,053
All Other States      515,729,984      514,921,465
                   --------------   --------------
                   $  825,141,726   $  836,339,407
                   ==============   ==============

At December 31, 2002 and 2001, the average balance of impaired mortgage loans was $4,930,554 and $8,730,370, respectively.

The Company accrues interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The recorded balance, excluding accrued interest, of mortgage loans held by the Company with accrued interest more than 180 days past due and the amount of interest past due thereon at December 31, 2002 and 2001, respectively, was as follows:

                                                          2002          2001
Mortgage loans with interest over 180 days past due   $          0   $  3,206,396
Accrued interest more than 180 days past due          $          0   $          0

Interest income on impaired mortgage loans is generally recognized on a cash basis. Interest income recognized during the period in which mortgage loans were impaired totaled $464,717, $319,291 and $0 during 2002, 2001 and 2000, respectively. Related to this balance, interest income recognized on a cash basis during the period the mortgage loans were impaired totaled $464,717, $319,291 and $0 during 2002, 2001 and 2000, respectively.

The impaired mortgage loan balance and related activity in the allowance for credit losses at December 31, 2002 and 2001 was as follows:

                                                                    2002            2001
Impaired mortgage loans with an allowance for credit losses      $          0   $          0
Impaired mortgage loans without an allowance for credit losses   $  3,952,016   $  7,501,767

REAL ESTATE INVESTMENTS
The home office properties are occupied jointly by the Company and certain subsidiaries. In addition, the Company has investments in certain retail and commercial properties.

FAIR VALUE OF FINANCIAL INSTRUMENTS
The statement value and estimated fair value of the Company's investment securities were as follows:

                                                          2002                                  2001
                                              STATEMENT          ESTIMATED          STATEMENT          ESTIMATED
                                                VALUE            FAIR VALUE           VALUE            FAIR VALUE
FINANCIAL ASSETS:
Bonds                                      $  8,809,768,263   $  9,359,513,468   $  8,160,865,092   $  8,357,623,788
Preferred stock                                  54,716,261         54,716,261         54,716,261         54,716,261
Common stocks - unaffiliated                        324,925            324,925         11,508,937         11,508,937
Common stocks - affiliated                       86,863,578         86,863,578         85,016,498         85,016,498
Mortgage loans on real estate                   825,141,726        907,134,106        836,339,407        870,207,171
Cash                                             87,965,000         87,965,000         69,922,572         69,922,572
Short-term investments                                    1                  1        133,985,001        133,985,001
Policy loans                                    150,237,687        150,237,687        148,036,732        148,036,732
Derivatives                                       1,715,103         10,451,260          2,148,557         19,813,322
Other invested assets                           146,038,501        146,038,501        134,681,511        134,681,511
Assets related to separate accounts           1,136,860,859      1,136,860,859      1,378,023,575      1,378,023,575

FINANCIAL LIABILITIES:
Reserves for investment contracts             1,555,041,906      1,520,967,000      1,540,863,000      1,522,581,000
Other deposit-type contracts                    440,322,042        474,846,595        417,796,456        440,805,341
Derivatives                                               0          1,212,236                  0          1,751,333
Liabilities related to separate accounts      1,132,434,644      1,132,464,644      1,372,398,994      1,372,398,994

NOTE 4
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company recognized $17,284,599 and $9,458,219 of impairment write downs for its investments in twelve and thirteen, respectively, limited liability companies during the years ended December 31, 2002 and 2001. The fair values of the limited liability partnerships were determined by using Partnership Valuation Reports based on underlying audited GAAP financial statements. There was no impact to surplus as this had previously been reflected as unrealized losses. The realized loss is reported in net realized capital losses.

NOTE 5
INVESTMENT INCOME

Due and accrued income is excluded from investment income on mortgage loans and bonds where collection of interest is uncertain and on mortgage loans in process of foreclosure. Rent in arrears is also excluded from investment income if collection was uncertain. Bond income due and accrued of $5,240,449, $0 and $0 was excluded from investment income in 2002, 2001 and 2000, respectively. Interest on mortgage loans in foreclosure of $0, $587,228 and $0 was excluded in 2002, 2001 and 2000, respectively.

NOTE 6
DERIVATIVE FINANCIAL INSTRUMENTS

The Company invests in certain derivative financial instruments to reduce exposure to interest-rate risks associated with assets held or liabilities incurred. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps and equity-linked notes. The Company does not engage in trading of these instruments.

Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to net investment income on an accrual basis over the life of the swap agreement. Gains and losses resulting from early termination of interest-rate swaps used for hedging are deferred and amortized over the remaining period originally covered by the swap. The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary purpose for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate in exchange for the payment of a premium. Premiums are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method. The Company uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

Equity-linked notes are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity. The Company uses equity-linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity-linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

The following table summarized the contract or notional amount, credit exposure, estimated fair value and statement value of the Company's derivative financial instruments at December 31:

                                                                        2002
                                              CONTRACT/                                         ESTIMATED
                                              NOTIONAL        STATEMENT         CREDIT            FAIR
                                               AMOUNT           VALUE          EXPOSURE           VALUE
INTEREST RATE CONTRACTS
  Interest rate swaps                      $   21,500,000   $            0   $      147,272   $   (1,212,236)
  Interest rate cap and floor agreements      355,000,000        1,715,103                0          580,839
                                           --------------   --------------   --------------   --------------
  Total interest rate contracts            $  376,500,000   $    1,715,103   $      147,272   $     (631,397)
EQUITY CONTRACTS
  Equity-linked notes                          45,000,000                0                0        9,870,421
                                           --------------   --------------   --------------   --------------
  Total equity and commodity contracts     $   45,000,000   $            0   $            0   $    9,870,421

  Total derivative financial instruments   $  421,500,000   $    1,715,103   $      147,272   $    9,239,024
                                           ==============   ==============   ==============   ==============

                                                                        2001
                                              CONTRACT/                                         ESTIMATED
                                              NOTIONAL        STATEMENT         CREDIT            FAIR
                                               AMOUNT           VALUE          EXPOSURE           VALUE
INTEREST RATE CONTRACTS
  Interest rate swaps                      $  221,500,000   $            0   $      701,727   $   (1,751,333)
  Interest rate cap and floor agreements      485,000,000        2,148,657                0        1,924,907
                                           --------------   --------------   --------------   --------------
  Total interest rate contracts            $  706,500,000   $    2,148,657   $      701,727   $      173,574
EQUITY CONTRACTS
  Equity-linked notes
                                               45,000,000                0                0       17,888,415
                                           --------------   --------------   --------------   --------------
  Total equity and commodity contracts     $   45,000,000   $            0   $            0   $   17,888,415

  Total derivative financial instruments   $  751,500,000   $    2,148,657   $      701,727   $   18,061,989
                                           ==============   ==============   ==============   ==============

These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized in the statutory statements of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of derivative financial instruments with positive fair values. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

NOTE 7
INCOME TAXES

The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; Omaha Indemnity Company; Omaha Property and Casualty Insurance Company; Exclusive Healthcare, Inc.; Mutual of Omaha of South Dakota & Community Health Plus HMO, Inc.; Mutual of Omaha Health Plans, Inc.; Ingenium Benefits, Inc.; Adjustment Services, Inc.; KFS Corporation; Kirkpatrick, Pettis, Smith, Polian Inc.; KP Capital Markets, Inc.; KPM Investment Management, Inc.; Kirkpatrick Pettis Trust Company; Mutual of Omaha Holdings, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; innowave incorporated; Mutual of Omaha Structured Settlement Company; Mutual of Omaha Structured Settlement Company of New York, Inc.; Companion Life Insurance Company; and United World Life Insurance Company.

Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision of federal income tax expense is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis. At December 31, 2002, the Company had no net operating loss nor capital loss carryovers.

Under federal income tax law prior to 1984, the Company was allowed certain special deductions that are accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account will become subject to tax at the then current tax rates only if certain distributions are deemed to be paid out of the account or if the Company becomes subject to income tax other than as a "life insurance" company. Management believes that the chance that those conditions will exist is not likely. At December 31, 2002, the Company has accumulated approximately $31,615,000 in its policyholders' surplus account. Deferred taxes have not been provided on this amount.

The Company's income tax returns have been examined by the Internal Revenue Service through 1997. Management believes the final resolution of all income tax issues for 1997 and prior years will not have a material impact on the Company's statutory financial statements.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

                        2002          $  32,916,492
                        2001             33,625,811
                        2000             61,103,160

The components of current income tax expense at December 31 are as follows:

                                            2002              2001              2000
Current year U.S. income tax expense   $   33,352,188    $   38,538,937    $   64,370,480
State and foreign tax                         331,167           841,590           784,363
Tax credits                                  (427,563)         (423,912)         (287,718)
Tax benefit on capital gains                   (8,134)          (31,152)          (31,034)
Prior year tax expense (benefit)               41,938        (2,948,567)      (10,403,809)
                                       --------------    --------------    --------------
Total current income taxes incurred
 (including capital gains (losses))    $   33,289,596    $   35,976,896    $   54,432,282
                                       ==============    ==============    ==============

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31 are as follows:

                                                      2002             2001
Expected federal income tax expense               $   9,260,072    $  29,877,469
Investment income adjustments                        27,600,130        8,228,819
Book reserves in excess of tax reserves               3,517,598        3,639,946
Net deferred acquisition costs                        5,193,613        5,121,167
Nontaxable dividend from affiliate                   (3,255,000)      (9,100,000)
Other                                                (8,964,225)         771,536
                                                  -------------    -------------
Total statutory income taxes                      $  33,352,188    $  38,538,937
                                                  =============    =============

Federal taxes incurred                            $  28,570,167    $  35,174,590
State and foreign tax                                  (331,167)        (841,590)
Tax credits                                             427,563          423,912
Tax benefit (expense) on capital gains (losses)           8,134           31,152
Prior year tax expense (benefit)                        (41,938)       2,948,567
Capital gains tax                                     4,719,429          802,306
                                                  -------------    -------------
Total statutory income taxes                      $  33,352,188    $  38,538,937
                                                  =============    =============

The components of net deferred tax assets and deferred tax liabilities reflected in other assets at December 31, are as follows:

                                                                               2002             2001
Total of all deferred tax assets (admitted and
 nonadmitted)                                                             $  245,671,589   $  183,794,679
Total of all deferred tax liabilities                                         41,268,903       27,359,230
                                                                          --------------   --------------
Net deferred tax assets                                                   $  204,402,686   $  156,435,449
Total deferred tax assets nonadmitted in accordance with SSAP
 No. 10, Income Taxes                                                       (129,335,537)    (131,407,219)
                                                                          --------------   --------------
Net admitted deferred tax assets                                          $   75,067,149   $   25,028,230
                                                                          ==============   ==============
Decrease in deferred tax assets nonadmitted                               $    2,071,682
                                                                          ==============

The components of net deferred tax assets and deferred tax liabilities reflected in other assets at December 31, 2001 and January 1, 2001, are as follows:

                                                                 DECEMBER 31,      JANUARY 1,
                                                                    2001              2001
Total of all deferred tax assets (admitted and
 nonadmitted)                                                   $  183,794,679   $  160,172,385

Total of all deferred tax liabilities                               27,359,230       50,409,638
                                                                --------------   --------------
Net deferred tax assets                                         $  156,435,449   $  109,762,747

Total deferred tax assets nonadmitted in accordance
 with SSAP No. 10, Income Taxes                                    131,407,219       89,856,844
                                                                --------------   --------------
Net admitted deferred tax assets                                $   25,028,230   $   19,905,903
                                                                ==============   ==============
Decrease in deferred tax assets nonadmitted                     $   41,550,375
                                                                ==============

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                          2002             2001           CHANGE
DEFERRED TAX ASSETS
Policy reserves                                                      $  81,656,682    $  77,649,717    $   4,006,965
Proxy DAC                                                               82,935,975       77,659,744        5,276,231
Expense accruals and other prepaid taxable income                        5,107,368        6,516,460       (1,409,092)
Nonadmitted assets                                                      36,688,008       17,450,490       19,237,518
Bonds and other invested assets                                         39,283,556        4,518,268       34,765,288
                                                                     -------------    -------------    -------------
Total deferred tax assets                                              245,671,589      183,794,679       61,876,910
Total nonadmitted deferred tax assets                                 (129,335,537)    (131,407,219)       2,071,682
                                                                     -------------    -------------    -------------
Admitted deferred tax assets                                           116,336,052       52,387,460       63,948,592
                                                                     =============    =============    =============

DEFERRED TAX LIABILITIES
Unrealized (gains) and losses excluding affiliated
 common stock                                                        $  (1,109,639)   $  (9,663,877)   $   8,554,238
Depreciable assets                                                     (19,452,824)     (15,241,091)      (4,211,733)
Other deferred taxable income                                          (20,706,440)      (2,454,262)     (18,252,178)
                                                                     -------------    -------------    -------------
Total deferred tax liabilities                                       $ (41,268,903)   $ (27,359,230)   $ (13,909,673)
                                                                     =============    =============    =============

Net admitted deferred tax assets                                     $  75,067,149    $  25,028,230    $  50,038,919
                                                                     =============    =============    =============

The change in net deferred income taxes is comprised of the following:

                                            2002             2001            CHANGE
Total deferred tax assets               $ 245,671,589   $  183,794,679   $   61,876,910
Total deferred tax liabilities             41,268,903       27,359,230      (13,909,673)
                                        -------------   --------------   --------------
Net deferred tax assets                 $ 204,402,686   $  156,435,449       47,967,237
                                        =============   ==============

Tax effect of unrealized losses                                             (25,465,100)
                                                                         --------------
Change in net deferred income taxes                                      $   22,502,137
                                                                         ==============

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2001 and January 1, 2001 are as follows:

                                                            DECEMBER 31,        JANUARY 1,
                                                               2001               2001               CHANGE
DEFERRED TAX ASSETS
Policy reserves                                           $    77,649,717    $    74,469,351    $     3,180,366
Proxy DAC                                                      77,659,744         72,258,016          5,401,728
Expense accruals and other prepaid taxable income               6,516,460         11,274,567         (4,758,107)
Nonadmitted assets                                             17,450,490                  0         17,450,490
Bonds and other invested assets                                 4,518,268          2,170,451          2,347,817
                                                          ---------------    ---------------    ---------------
Total deferred tax assets                                     183,794,679        160,172,385         23,622,294
Total nonadmitted deferred tax assets                        (131,407,219)       (89,856,844)       (41,550,375)
                                                          ---------------    ---------------    ---------------
Admitted deferred tax assets                                   52,387,460         70,315,541        (17,928,081)
                                                          ===============    ===============    ===============

DEFERRED TAX LIABILITIES
Unrealized (gains) and losses excluding affiliated
 stock                                                    $    (9,663,877)   $   (27,026,618)   $    17,362,741
Depreciable assets                                            (15,241,091)       (14,041,830)        (1,199,261)
Other deferred taxable income                                  (2,454,262)        (9,341,190)         6,886,928
                                                          ---------------    ---------------    ---------------
Total deferred tax liabilities                            $   (27,359,230)   $   (50,409,638)   $    23,050,408
                                                          ===============    ===============    ===============

Net admitted deferred tax assets                          $    25,028,230    $    19,905,903    $     5,122,327
                                                          ===============    ===============    ===============

The change in net deferred income taxes is comprised of the following:

                                                           DECEMBER 31,      JANUARY 1,
                                                               2001             2001            CHANGE
Total deferred tax assets                                 $  183,794,679   $  160,172,385   $   23,622,294
Total deferred tax liabilities                                27,359,230       50,409,638      (23,050,408)
                                                          --------------   --------------   --------------
Net deferred tax assets                                   $  156,435,449   $  109,762,747       46,672,702
                                                          ==============   ==============
Tax effect of unrealized gains (losses)                                                        (12,979,536)
                                                                                            --------------
Change in net deferred income taxes                                                         $   33,693,166
                                                                                            ==============

NOTE 8
INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

RELATED PARTY TRANSACTIONS
The Company received a capital contribution from Mutual of Omaha on August 28, 2002, totaling $100,000,000.

The Company received common stock dividends from Companion on March 12, 2002 and March 29, 2001 totaling $6,300,000 and $6,000,000, respectively. The Company also received common stock dividends from United World on August 29, 2002 and June 28, 2001 totaling $3,000,000 and $20,000,000, respectively.

At December 31, 2002, the Company reported a net $3,838,693 as amounts payable to subsidiaries. Outstanding items are generally settled within 30 days.

Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

AT DECEMBER 31,                                              2002                  2001
Aggregate reserve for policies and contracts           $   112,062,417       $   100,570,044
                                                       ===============       ===============

Policy and contract claims                             $    87,455,693      $     98,732,232
                                                       ===============       ===============

YEAR ENDED DECEMBER 31,                                      2002                  2001                 2000
Premium considerations                                 $   390,746,568       $   459,407,678       $  437,949,167
                                                       ===============       ===============       ==============

Policyholder and beneficiary benefits                  $   314,033,577       $   372,549,099       $  355,544,047
                                                       ===============       ===============       ==============

Group reinsurance settlement expense
 (included in operating expenses)                      $    14,512,872       $    10,264,217       $   16,852,083
                                                       ===============       ===============       ==============

The Company also assumes group and individual life insurance from Companion. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

AT DECEMBER 31,                                              2002                  2001
Aggregate reserve for policies and contracts           $   107,440,272       $   103,980,018
                                                       ===============       ===============

Policy and contract claims                             $     2,442,070       $       875,326
                                                       ===============       ===============

Other amounts receivable under reinsurance contracts   $   110,531,483       $   105,538,273
                                                       ===============       ===============

The amounts assumed by the Company from Companion and included in statutory statements of income were as follows:

YEAR ENDED DECEMBER 31,                                      2002                  2001                  2000
Premium considerations                                 $     6,584,061       $    15,087,591       $   29,586,170
                                                       ===============       ===============       ==============

Policyholder and beneficiary benefits                  $     8,638,710       $     5,560,531       $    8,718,336
                                                       ===============       ===============       ==============

ALLOCATED EXPENSES
The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

NOTE 9
DEBT

The Company and Mutual of Omaha have short-term lines of credit with a number of banks on a joint basis for a total borrowing capacity of $275,000,000. As of December 31, 2002, the Company did not have any outstanding borrowings under the lines of credit.

Further, the Company and Mutual of Omaha have a bilateral internal borrowing agreement with a total borrowing capacity of $100,000,000. As of December 31, 2002 and 2001, Mutual of Omaha did not have any outstanding borrowings under the bilateral internal borrowing agreement. As of December 31, 2002 and 2001, the Company had outstanding borrowings under the bilateral internal borrowing agreement of $11,000,000 and $10,000,000.

The lines of credit are primarily used to facilitate the purchase of long-term investments.

Companion has a $25,000,000 revolving credit agreement with the Company, which is primarily intended to facilitate the purchase of long-term investments. As of December 31, 2002 and 2001, there were no amounts outstanding under this revolving credit agreement.

NOTE 10
RETIREMENT PLANS, DEFERRED COMPENSATION AND OTHER POSTRETIREMENT BENEFIT PLANS

DEFINED BENEFIT PLAN

The Company participates in three plans sponsored by its parent Mutual of Omaha. These plans are a qualified, noncontributory defined benefit pension plan, a 401(k) profit sharing defined contribution plan and a post-retirement benefit plan that provides certain health care and life insurance benefits for retirees. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans was as follows:

                                                           2002           2001           2000
Defined benefit pension plan                           $  2,351,154   $  2,133,643   $  3,306,179
401(k) profit sharing defined contribution plan           2,118,099      1,599,849      2,190,118
Post-retirement benefit plan                              2,912,782      2,797,229      2,786,820

Substantially all employees are eligible for the defined benefit pension plan and the 401 (k) plan, while employees hired before 1995 may become eligible for the post-retirement benefit plan.

NOTE 11
CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS
Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities.

UNASSIGNED SURPLUS
The portion of unassigned surplus represented or (reduced) by each item below as of December 31, 2002, 2001 and 2000 is as follows:

                                                   2002               2001               2000
Unrealized gains and (losses)                $     8,754,374    $    43,638,020    $    83,082,201
Nonadmitted assets                              (183,881,180)      (182,405,845)      (113,704,547)
Reinsurance in unauthorized companies                      0                  0           (103,752)
Asset valuation reserve                          (36,089,068)       (94,833,161)      (138,378,220)
Separate account business                          4,396,215          5,624,581         19,626,778
Deferred tax assets                              204,402,686        156,435,449                  0

NOTE 12
COMMITMENTS AND CONTINGENCIES

CONTINGENT COMMITMENTS
Commitments to invest generally represent commitments to acquire financial interest or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the investment in the limited partnerships is not actively traded, it is not practicable to estimate the fair value of these commitments. The amount of such commitments to invest was $118,934,262 and $73,435,181 as of December 31, 2002 and 2001, respectively.

The Company had commitments to fund bond investments of $35,635,794 and $25,000,000 as of December 31, 2002 and 2001, respectively.

Commitments to extend mortgage loans are agreements to lend a borrower, provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Since these commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements. Commitments to extend mortgage loans, which are secured by underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers. The Company had commitments to fund mortgage loans of $24,291,321 and $136,312,477 as of December 31, 2002 and 2001, respectively.

The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company had securities loans to third parties of $152,625,000 and $150,395,000 as of December 31, 2002 and 2001, respectively.

GUARANTY FUND ASSESSMENTS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company has estimated its costs related to past insolvencies and has recorded a liability of $17,868,039 and $19,434,081 for the years ended December 31, 2002 and 2001, respectively.

ALL OTHER CONTINGENCIES
Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

NOTE 13
LEASES

The Company leases certain property to house home office operations in Omaha, Nebraska, from its parent, Mutual of Omaha. The current lease expires December 31, 2035.

Further, the Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2002 were:

                2003       $    12,999,831
                2004             8,937,070
                2005             5,785,183
                2006             4,315,616
                2007             2,248,069
             Thereafter            957,092
                           ---------------
                 Total     $    35,242,861
                           ===============

NOTE 14
GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS AND UNINSURED PORTION OF PARTIALLY INSURED PLANS

The Company cedes 100% of its group accident and health plans to Mutual of Omaha.

NOTE 15
DIRECT PREMIUMS WRITTEN

The Company's direct accident and health premium of $20,173,589, $26,875,110 and $35,683,162 was written by third party administrators (TPAs) during the years ended December 31, 2002, 2001 and 2000, respectively. No TPA wrote direct premium in excess of 5% of the Company's surplus during either period.

NOTE 16
OTHER ITEMS

During 2001, the Company incurred $1,055,000 in direct claims and $441,000 in reinsurance assumed from its affiliate, Companion, as a direct result of the September 11, 2001 events. Direct claims of $250,000 were reinsured with a non-affiliated company.

Securities with an amortized cost of $5,219,366 and $5,312,898 at December 31, 2002 and 2001, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

NOTE 17
REINSURANCE

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

During the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

NOTE 18
RETROSPECTIVELY RATED CONTRACTS AND CONTRACTS SUBJECT TO REDETERMINATION

The Company estimates accrued retrospectively rated premium adjustments for its group life insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

The amount of net premium earned by the Company that was subject to retrospective rating features was approximately $73,600,000, $85,000,000 and $73,000,000 in 2002, 2001 and 2000, respectively. These net premiums represent 38.7%, 44.3% and 42.3% of the total net premium for group business for 2002, 2001 and 2000. No other net premiums written by the Company are subject to retrospective rating features.

NOTE 19
CHANGES IN INCURRED CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The Company cedes 100% of its retained accident and health insurance to its parent, Mutual of Omaha. Therefore, the incurred losses and loss adjustment expenses attributable to the Company's accident and health business are calculated and reported by Mutual of Omaha.

NOTE 20
RESERVES FOR LIFE CONTINGENT PRODUCTS AND DEPOSIT-TYPE FUNDS

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard reserves for plans introduced prior to 1989 are set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method.

Substandard reserves for plans introduced after 1988 are set equal to the unearned portion of the substandard premiums.

At December 31, 2002, the Company had policies with a face amount of $127,748,929 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Nebraska. Reserves to cover the above insurance totaled $1,288,371 at December 31, 2002.

NOTE 21
ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
CHARACTERISTICS

AT DECEMBER 31, 2002
ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES:

                                                          AMOUNT          % OF TOTAL
                                                     ---------------   ---------------
Subject to discretionary withdrawal:
  (1) With market value adjustment                   $   824,072,203              10.2%
  (2) At book value less current surrender
       charge of 5% or more                              939,381,484              11.6%
  (3) At fair value                                    1,037,999,741              12.8%
                                                     ---------------   ---------------
  (4) Total with adjustment or at market value         2,801,453,428              34.6%
  (5) At book value without adjustment
       (minimal or no charge)                          3,014,327,363              37.3%

Not subject to discretionary withdrawal                2,272,304,108              28.1%
                                                     ---------------   ---------------

Total (gross)                                          8,088,084,899             100.0%

Reinsurance ceded                                         19,936,279
                                                     ---------------
Total (net)                                          $ 8,068,148,620
                                                     ===============

AT DECEMBER 31, 2001
ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES:

                                                     AMOUNT           % OF TOTAL
                                                 ---------------   ---------------
Subject to discretionary withdrawal:
  (1) With market value adjustment               $   762,740,390               9.5%
  (2) At book value less current surrender
       charge of 5% or more                          550,171,032               6.9%
  (3) At fair value                                1,317,980,657              16.5%
                                                 ---------------   ---------------
  (4) Total with adjustment or at market value     2,630,892,079              32.9%
  (5) At book value without adjustment
       (minimal or no charge)                      3,164,158,578              39.4%

Not subject to discretionary withdrawal            2,214,940,122              27.7%
                                                 ---------------   ---------------
Total (gross)                                      8,009,990,779             100.0%

Reinsurance ceded                                     20,001,724
                                                 ---------------
Total (net)                                      $ 7,989,989,055
                                                 ===============

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds and other liabilities without life or disability contingencies to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

DECEMBER 31, 2002
LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:
                                                           AMOUNT
                                                     ------------------
Exhibit 5, Annuities Section, Total (net)            $    5,017,356,336
Exhibit 5, Supplementary Contracts with Life
 Contingencies Section, Total (net)                          17,428,595
Exhibit of Deposit-Type Contracts, Line 14,
Column 1                                                  1,995,363,948
                                                     ------------------
                                                          7,030,148,879

SEPARATE ACCOUNTS ANNUAL STATEMENT:
Exhibit 3, Line 0299999, Column 2                           563,112,735
Exhibit 3, Line 0399999, Column 2                                     0
Page 3, Line 2, Column 3                                    474,887,006
Page 3, Line 3.1, Column 3                                            0
Page 3, Line 3.2, Column 3                                            0
Page 3, Line 3.3, Column 3                                            0
                                                     ------------------
                                                          1,037,999,741
                                                     ------------------
Total                                                $    8,068,148,620
                                                     ==================

DECEMBER 31, 2001

LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:
                                                           AMOUNT
                                                     ------------------
Exhibit 8, Annuities Section, Total (net)            $    4,697,238,099
Exhibit 8, Supplementary Contracts with Life
 Contingencies Section, Total (net)                          16,110,843
Exhibit of Deposit-Type Contracts, Line 14,
 Column 1                                                 1,958,659,456
                                                     ------------------
                                                          6,672,008,398

SEPARATE ACCOUNTS ANNUAL STATEMENT:
Exhibit 6, Line 0299999, Column 2                           772,375,349
Exhibit 6, Line 0399999, Column 2                                     0
Page 3, Line 2, Column 3                                    545,605,308
Page 3, Line 3.1, Column 3                                            0
Page 3, Line 3.2, Column 3                                            0
Page 3, Line 3.3, Column 3                                            0
                                                     ------------------
                                                          1,317,980,657
                                                     ------------------
Total                                                $    7,989,989,055
                                                     ==================

NOTE 22
PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2002                                2001
                                 ---------------------------------   ---------------------------------
                                                        NET OF                               NET OF
            TYPE                      GROSS            LOADING            GROSS             LOADING
------------------------------   ---------------   ---------------   ---------------   ---------------
(1) Industrial                   $             0   $             0   $             0   $             0
(2) Ordinary New Business             25,303,273         7,429,146        20,529,497         4,963,162
(3) Ordinary Renewal                 138,154,542       143,974,184       126,467,298       127,235,283
(4) Credit Life                                0                 0                 0                 0
(5) Group Life                        14,301,185        13,369,865        17,912,236        17,122,715
(6) Group Annuity                              0                 0                 0                 0
                                 ---------------   ---------------   ---------------   ---------------
(7) Total                        $   177,759,000   $   164,773,195   $   164,909,031   $   149,321,160
                                 ===============   ===============   ===============   ===============

NOTE 23
SEPARATE ACCOUNTS

Information regarding the separate accounts of the Company is as follows:

                                                                  NONINDEXED    NONINDEXED    NONGUARANTEED
                                                                   GUARANTEE    GUARANTEE       SEPARATE
                                                      INDEXED       *** 4%        **4%           ACCOUNTS              TOTAL
                                                     ----------   ----------   ----------   ------------------   ------------------
FOR THE YEAR ENDED DECEMBER 31, 2002:
Premiums, considerations or deposits                 $        0   $        0   $        0   $       46,078,319   $       46,078,319
                                                     ==========   ==========   ==========   ==================   ==================

  AT DECEMBER 31, 2002
  RESERVES BY VALUATION BASIS:
         Market value                                $        0   $        0   $        0   $    1,078,606,372   $    1,078,606,372
         Amortized cost                                       0            0            0                    0                    0
                                                     ----------   ----------   ----------   ------------------   ------------------
         Total reserves                              $        0   $        0   $        0   $    1,078,606,372   $    1,078,606,372
                                                     ==========   ==========   ==========   ==================   ==================

  RESERVES BY WITHDRAWAL CHARACTERISTIC:
   Subject to discretionary withdrawal:            $          0   $        0   $        0   $                0   $                0
   With market value adjustment                               0            0            0                    0                    0

   At book value without market value
   Adjustment and  with current
    surrender charge ****=5%                                  0            0            0                    0                    0
   At market value                                            0            0            0        1,078,606,372        1,078,606,372
   At book value without market value
   Adjustment and with current surrender
   charge *5%                                                 0            0            0                    0                    0

Not subject to discretionary withdrawal                       0            0            0                    0                    0
                                                     ----------   ----------   ----------   ------------------   ------------------
      Total                                          $        0   $        0   $        0   $    1,078,606,372   $    1,078,606,372
                                                     ==========   ==========   ==========   ==================   ==================

RESERVES WITH ASSET DEFAULT RISK IN LIEU OF AVR

TRANSFERS AS REPORTED IN THE SUMMARY OF
 OPERATIONS OF THE SEPARATE ACCOUNTS STATEMENT:
    Transfers to Separate Accounts                   $        0   $        0   $        0   $       46,078,319   $       46,078,319
    Transfers from Separate Accounts                          0            0            0          109,364,464          109,364,464
                                                     ----------   ----------   ----------   ------------------   ------------------
    Net Transfers                                             0            0            0          (63,286,145)         (63,286,145)

    Reconciling Adjustments                                   0            0            0                    0                    0
                                                     ----------   ----------   ----------   ------------------   ------------------
Transfers as Reported in the Statutory
Statement of Income of the Company                   $        0   $        0   $        0   $      (63,286,145)  $      (63,286,145)
                                                     ==========   ==========   ==========   ==================   ==================

----------
*    Less than
**   Greater than
***  Less than or equal to
**** Greater than or equal to
                                     F - 30

NOTE 24
EDP EQUIPMENT AND SOFTWARE

Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

EDP equipment and operating and nonoperating software consisted of the following at December 31:

                                                 2002               2001
                                           ---------------    ---------------
Electronic data processing equipment       $    71,692,890    $    79,240,308
Operating system software                        5,002,913          5,002,913
Nonoperating system software                    11,222,354         11,222,354

Accumulated depreciation                       (86,520,881)       (89,070,275)
Assets non-admitted                               (363,047)        (1,510,580)
                                           ---------------    ---------------
Balance, net                               $     1,034,229    $     4,884,720
                                           ===============    ===============

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $16,470,388, $13,126,354 and $10,078,184 for the years ended December 31, 2002, 2001 and 2000, respectively.

NOTE 25
RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance. These practices differ from accounting principles generally accepted in the United States of America ("GAAP"). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                      2002               2001               2000
                                                ---------------    ---------------    ---------------
Statutory net income (loss) as reported         $   (15,705,574)   $    49,387,302    $   125,918,135
Future policy benefits and policyholder
 Account balances                                     5,012,144          6,883,740         13,365,794
Deferred policy acquisition costs                    32,081,647         36,986,550         26,035,669
Deferred income taxes and other tax
 Reclassifications                                   11,862,288         (3,455,702)        (6,266,928)
Valuation of investments                             (2,157,327)       (12,891,889)        (8,412,397)
Earnings of subsidiaries                              2,598,297        (15,442,085)         6,481,904
Cumulative effect of adopting SFAS No
 133, net of tax                                              0                  0          8,893,990
Other                                                11,043,503          5,423,480         (7,686,160)
                                                ---------------    ---------------    ---------------
Net income in conformity with accounting
 principles generally accepted in
 the United States of America                   $    44,734,978    $    66,891,396    $   158,330,007
                                                ===============    ===============    ===============

                                                                  2002                 2001
                                                           ------------------    ------------------
Statutory surplus as reported                              $    1,000,058,160    $      871,232,931
Future policy benefits and policyholder account                  (285,160,353)         (291,149,480)
 balances
Deferred policy acquisition costs                                 885,348,668           867,634,889
Deferred income taxes                                            (426,765,636)         (282,560,450)
Valuation of investments                                          572,427,917           193,440,724
Statutory asset valuation reserve                                  36,089,068            94,833,161
Non-admitted assets                                               188,249,176           181,265,763
Subsidiary equity                                                  61,585,917            43,236,639
Statutory interest maintenance reserve                              4,193,572                     0
Other                                                              (7,832,689)          (11,027,881)
                                                           ------------------    ------------------
Equity in conformity with accounting
 principles generally accepted in the United               $    2,028,193,800    $    1,666,906,296
 States of America                                         ==================    ==================

UNITED OF OMAHA
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2002 AND FOR THE PERIODS
ENDED DECEMBER 31, 2002 AND 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statement of net assets of each of the United of Omaha Separate Account B (the "Separate Account") sub-accounts disclosed in
Note 2 which comprise the Separate Account as of December 31, 2002, and the related statements of operations and changes in net assets for the years ended December 31, 2002 and 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmation of investments owned as of December 31, 2002 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Separate Account as of December 31, 2002, and the results of their operations and changes in their net assets for the years ended December 31, 2002 and 2001 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte &  Touche LLP

April 1, 2003

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2002

                                                                  Market (Carrying) Value
                                                -----------------------------------------------------------------
                                                Contracts in    Contracts in     Retained in
                                                Accumulation       Payout         Separate
                                                 (Deferred)    (Annuitization)    Account B by                       Units
                                    Cost           Period          Period       United of Omaha    Net Assets     Outstanding
                                -------------   ------------   ---------------  ---------------   -------------   -----------
ASSETS
INVESTMENTS:
   ALGER:
      American Growth           $   5,159,858   $  3,649,646   $             -  $             -   $   3,649,646       365,259
      American Small
       Capitalization               1,141,966        694,499                 -                -         694,499       108,889

   DEUTSCHE:
      EAFE(R)Equity Index             426,180        337,995                 -                -         337,995        64,773
      Small Cap Index                 406,371        327,455                 -                -         327,455        43,145

   FEDERATED:
      Prime Money Fund II           1,342,311      1,342,311                 -                -       1,342,311     1,076,677
      U. S. Government
       Securities II                  966,560      1,016,313                 -                -       1,016,313        70,466

   FIDELITY:
      VIP II Asset Manager:
       Growth                         721,242        556,460                 -                -         556,460        57,295
      VIP II Contrafund             2,165,440      1,740,488                 -                -       1,740,488       138,892
      VIP Equity Income             1,986,459      1,586,742                 -                -       1,586,742       148,163
      VIP II Index 500              8,121,827      6,129,298                 -           31,711       6,161,009       607,729

   MFS:
      Capital Opportunities         1,934,230      1,366,024                 -           31,711       1,397,735       133,323
      Emerging Growth               1,807,072        950,714                 -           31,711         982,425       113,148
      High Income                     580,150        521,692                 -                -         521,692        48,175
      Research                      1,019,406        595,096                 -           31,711         626,807        71,553
      Strategic Income                308,202        327,153                 -                -         327,153        25,672

   PIONEER:
      Equity-Income                   433,059        356,976                 -                -         356,976        39,531
      Fund                            720,791        575,310                 -                -         575,310        83,616
      Growth Shares                    76,858         47,482                 -                -          47,482         9,729
      Mid-Cap Value                 3,450,637      3,221,881                 -                -       3,221,881       262,329
      Real Estate Growth              715,440        705,214                 -                -         705,214        57,382

   SCUDDER:
      Global Discovery                465,720        329,025                 -                -         329,025        29,842
      Growth and Income               462,791        321,631                 -                -         321,631        40,691
      International                   802,270        561,739                 -                -         561,739        73,611

   T. ROWE PRICE
      Equity Income                 3,712,389      3,431,203                 -                -       3,431,203       282,468
      International Stock           4,067,730      3,227,053                 -                -       3,227,053       431,375
      Limited-Term Bond             1,867,269      1,897,918                 -                -       1,897,918       136,467
      New America Growth              938,530        690,442                 -                -         690,442        84,636
      Personal Strategy Balanced      660,787        592,124                 -                -         592,124        48,027
   VAN KAMPEN:
      Emerging Markets Equity         921,816        821,577                 -                -         821,577       114,863
      Fixed Income                  3,520,918      3,495,452                 -                -       3,495,452       258,531
                                -------------   ------------   ---------------  ---------------   -------------
            Total invested
             assets             $  50,904,279   $ 41,416,913   $             -  $       126,844   $  41,543,757
                                =============   ============   ===============  ===============   =============
LIABILITIES                     $           -   $          -   $             -  $             -   $           -
                                =============   ============   ===============  ===============   =============
            Net assets          $  50,904,279   $ 41,416,913   $             -  $       126,844   $  41,543,757
                                =============   ============   ===============  ===============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                Alger                                                           Deutsche
                                -------------------------------------------------------------   ------------------------------

                                       American Growth         American Small Capitalization          EAFE(R)Equity Index
                                ----------------------------   ------------------------------   ------------------------------
                                     2002           2001            2002            2001             2002            2001
                                -------------   ------------   -------------    -------------   -------------   --------------
Income:
    Dividends                   $         809   $      3,868   $           -    $         510   $       6,119   $            -

Realized gains (losses) on
investments
    Realized gains (losses)
     on sale of fund shares           (64,793)        (2,831)       (606,950)         (98,196)       (431,015)         (15,893)
    Realized gain
     distributions                          -        209,746               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
        Realized gain
         (losses)                     (64,793)       206,915        (606,950)         (98,196)       (431,015)         (15,893)
                                -------------   ------------   -------------    -------------   -------------   --------------
Change in unrealized
 appreciation during the year        (843,337)      (409,411)        304,900         (246,569)        192,700         (227,469)
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase (decrease) in net
 assets from operations              (907,321)      (198,628)       (302,050)        (344,255)       (232,196)        (243,362)
                                -------------   ------------   -------------    -------------   -------------   --------------

Contract Transactions:
    Payments received from
     contract owners                1,694,600        666,866         312,562          468,725         305,352          671,831
    Transfers between
     subaccounts (including
     fixed accounts), net           1,580,720        309,461        (244,369)         158,870        (831,259)         529,147
    Transfers for contract
     benefits and
     terminations                     (48,073)       (12,093)         (8,057)         (31,344)         (5,785)         (52,637)
    Contract maintenance
     charges                         (472,927)      (270,920)       (147,335)        (167,956)       (184,856)        (180,764)

Mortality and expense risk            (18,068)       (12,798)         (6,921)          (7,702)         (7,374)          (7,063)
Administrative charges                (57,201)       (28,161)        (19,550)         (22,912)        (25,862)         (26,012)
Adjustments to net assets
 allocated to contracts in
 payout period                              -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 net assets from contract
 transactions                       2,679,051        652,355        (113,670)         397,681        (749,784)         934,502
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase in amounts
 retained in Separate
 Account B, net                             -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Total increase (decrease)
 in net assets                      1,771,730        453,727        (415,720)          53,426        (981,980)         691,140
Net assets at beginning of
 period                             1,877,916      1,424,189       1,110,219        1,056,793       1,319,975          628,835
                                -------------   ------------   -------------    -------------   -------------   --------------
Net assets at end of period     $   3,649,646   $  1,877,916   $     694,499  $     1,110,219   $     337,995   $    1,319,975
                                =============   ============   =============  ===============   =============   ==============

ACCUMULATION UNITS:
    Purchases                         247,487         48,479          23,625           49,884          47,549          134,883
    Withdrawals                        (8,168)        (6,766)        (43,158)          (7,629)       (181,168)          (7,670)
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 units outstanding                    239,319         41,713         (19,533)          42,255        (133,619)         127,213
Units outstanding at
 beginning of year                    125,940         84,227         128,422           86,167         198,392           71,179
                                -------------   ------------   -------------    -------------   -------------   --------------
Units outstanding at end of
 year                                 365,259        125,940         108,889          128,422          64,773          198,392
                                =============   ============   =============  ===============   =============   ==============

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                Deutsche (continued)           Federated
                                ----------------------------   ---------------------------------------------------------------

                                       Small Cap Index              Prime Money Fund II         U.S. Government Securities II
                                ----------------------------   ------------------------------   ------------------------------
                                     2002           2001            2002            2001             2002            2001
                                -------------   ------------   -------------    -------------   -------------   --------------
Income:
    Dividends                   $       2,673   $      4,495   $      54,881    $      68,391   $      17,040   $       12,342

Realized gains (losses) on
 investments
    Realized gains (losses)
     on sale of fund shares          (100,473)        (2,510)              -                -           7,881            8,127
    Realized gain
     distributions                        201         36,186               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
        Realized gain
         (losses)                    (100,272)        33,676               -                -           7,881            8,127
                                -------------   ------------   -------------    -------------   -------------   --------------
Change in unrealized
 appreciation during
 the year                             (50,573)       (13,425)              -                -          30,001            1,535
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase (decrease) in net
 assets from operations              (148,172)        24,746          54,881           68,391          54,922           22,004
                                -------------   ------------   -------------    -------------   -------------   --------------

Contract Transactions:
    Payments received from
     contract owners                  213,300        340,907       3,109,059        7,646,187         137,873           54,013
    Transfers between
     subaccounts (including
     fixed accounts), net            (364,418)       167,391      (4,938,147)      (5,531,093)        536,527           40,466
    Transfers for contract
     benefits and
     terminations                     (10,688)       (28,361)        (15,678)         (41,985)         (7,554)          (3,810)
    Contract maintenance
     charges                         (111,771)      (110,241)        191,153         (335,703)        (78,432)         (28,963)
Mortality and expense risk             (4,577)        (4,364)        (15,299)         (14,436)         (5,049)          (2,793)
Administrative charges                (13,278)       (15,062)        (27,593)         (31,746)         (2,371)          (1,526)
Adjustments to net assets
 allocated to contracts in
 payout period                              -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 net assets from contract
  transactions                       (291,432)       350,270      (1,696,505)       1,691,224         580,994           57,387
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase in amounts
 retained in Separate
 Account B, net                             -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Total increase (decrease)
 in net assets                       (439,604)       375,016      (1,641,624)       1,759,615         635,916           79,391
Net assets at beginning of
 period                               767,059        392,043       2,983,935        1,224,320         380,397          301,006
                                -------------   ------------   -------------    -------------   --------------  --------------
Net assets at end of period     $     327,455   $    767,059   $   1,342,311    $   2,983,935   $   1,016,313   $      380,397
                                =============   ============   =============    =============   =============   ==============

ACCUMULATION UNITS:
    Purchases                          21,174         46,320       2,484,427        4,206,911          47,542           18,031
    Withdrawals                       (58,292)        (7,929)     (3,834,834)      (2,813,001)         (5,837)         (13,629)
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 units outstanding                    (37,118)        38,391      (1,350,407)       1,393,910          41,705            4,402
Units outstanding at
 beginning of year                     80,263         41,872       2,427,084        1,033,174          28,761           24,359
                                -------------   ------------   -------------    -------------   -------------   --------------
Units outstanding at end of
 year                                  43,145         80,263       1,076,677        2,427,084          70,466           28,761
                                =============   ============   =============    =============   =============   ==============

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                Fidelity
                                ----------------------------------------------------------------------------------------------

                                VIP II Asset Manager: Growth          VIP II Contrafund               VIP Equity Income
                                ----------------------------   ------------------------------   ------------------------------
                                    2002            2001           2002             2001            2002             2001
                                -------------   ------------   -------------    -------------   -------------   --------------
Income:
    Dividends                   $      14,531   $     12,128   $      13,922    $      11,259   $      37,148   $       33,216

Realized gains (losses) on
 investments
    Realized gains (losses)
     on sale of fund shares           (52,680)        (9,567)        (61,251)         (19,363)       (228,939)          (9,565)
    Realized gain
     distributions                          -         14,616               -           39,737          50,562           93,321
                                -------------   ------------   -------------    -------------   -------------   --------------
        Realized gain
         (losses)                     (52,680)         5,049         (61,251)          20,374        (178,377)          83,756
                                -------------   ------------   -------------    -------------   -------------   --------------
Change in unrealized
 appreciation during the year         (58,161)       (53,138)       (122,471)        (218,185)       (259,483)        (214,391)
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase (decrease) in net
 assets from operations               (96,310)       (35,961)       (169,800)        (186,552)       (400,712)         (97,419)
                                -------------   ------------   -------------    -------------   -------------   --------------
Contract Transactions:
    Payments received from
     contract owners                  178,011        144,213         551,103          554,394         504,424          756,491
    Transfers between
     subaccounts (including
     fixed accounts), net              47,203        107,949           2,127          147,751        (396,763)         171,551
    Transfers for contract
     benefits and
     terminations                      (3,170)        (8,311)         (8,220)         (24,320)        (55,471)        (126,468)
    Contract maintenance
     charges                         (103,055)       (88,334)       (273,721)        (229,360)       (309,019)        (298,653)
Mortality and expense risk             (4,094)        (3,746)        (13,066)         (11,774)        (15,873)         (16,413)
Administrative charges                 (5,371)        (4,817)        (22,922)         (19,897)        (29,692)         (33,633)
Adjustments to net assets
 allocated to contracts
 in payout period                           -              -               -                -              -                 -
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 net assets from contract
 transactions                         109,524        146,954         235,301          416,794        (302,394)         452,875
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase in amounts
 retained in Separate
 Account B, net                             -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Total increase (decrease)
 in net assets                         13,214        110,993          65,501          230,242        (703,106)         355,456
Net assets at beginning of
 period                               543,246        432,253       1,674,987        1,444,745       2,289,848        1,934,392
                                -------------   ------------   -------------    -------------   -------------   --------------
Net assets at end of period     $     556,460   $    543,246   $   1,740,488    $   1,674,987   $   1,586,742   $    2,289,848
                                =============   ============   =============    =============   =============   ==============

ACCUMULATION UNITS:
    Purchases                          19,325         16,400          31,541           39,732          37,227           53,814
    Withdrawals                        (9,280)        (3,968)        (13,814)         (10,284)        (66,634)         (18,825)
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 units outstanding                     10,045         12,432          17,727           29,448         (29,407)          34,989
Units outstanding at
 beginning of year                     47,250         34,818         121,165           91,717         177,570          142,581
                                -------------   ------------   -------------    -------------   -------------   --------------
Units outstanding at end of
 year                                  57,295         47,250         138,892          121,165         148,163          177,570
                                =============   ============   =============    =============   =============   ==============

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                Fidelity (continued)           MFS
                                ----------------------------   ---------------------------------------------------------------

                                      VIP II Index 500              Capital Opportunities             Emerging Growth
                                ----------------------------   ------------------------------   ------------------------------
                                    2002            2001           2002             2001            2002             2001
                                -------------   ------------   -------------    -------------   -------------   --------------
Income:
    Dividends                   $      58,424   $     45,670   $       1,412    $         117   $           -   $            -

Realized gains (losses) on
 investments
    Realized gains (losses)
     on sale of fund shares          (120,136)        29,356        (999,965)          23,482         (30,772)          14,793
    Realized gain
     distributions                          -              -               -          162,211               -           65,876
                                -------------   ------------   -------------    -------------   -------------   --------------
        Realized gain
         (losses)                    (120,136)        29,356        (999,965)         185,693         (30,772)          80,669
                                -------------   ------------   -------------    -------------   -------------   --------------
Change in unrealized
 appreciation during the year      (1,255,587)      (613,313)        102,760         (715,559)       (375,683)        (493,741)
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase (decrease) in net
 assets from operations            (1,317,299)      (538,287)       (895,793)        (529,749)       (406,455)        (413,072)
                                -------------   ------------   -------------    -------------   -------------   --------------

Contract Transactions:
    Payments received from
     contract owners                2,498,782      1,614,803         726,906        1,150,005         386,372          414,209
    Transfers between
     subaccounts (including
     fixed accounts), net           1,161,837        592,112        (843,450)         902,355          61,885          126,188
    Transfers for contract
     benefits and terminations        (84,360)      (172,123)        (37,146)        (130,040)        (14,418)         (12,631)
    Contract maintenance
     charges                         (868,684)      (644,243)       (391,898)        (349,550)       (161,206)        (145,681)
Mortality and expense risk            (40,584)       (34,249)        (17,230)         (17,051)         (7,635)          (8,082)
Administrative charges                (99,626)       (69,935)        (44,218)         (41,885)        (17,973)         (16,549)
Adjustments to net assets
allocated
to contracts in payout
period                                      -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 net assets from contract
 transactions                       2,567,365      1,286,365        (607,036)       1,513,834         247,025          357,454
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase in amounts
 retained in Separate
 Account B, net                        31,711              -          31,711                -          31,711                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Total increase (decrease)
 in net assets                      1,281,777        748,078      (1,471,118)         984,085        (127,719)         (55,618)
Net assets at beginning of
 period                             4,879,232      4,131,154       2,868,853        1,884,768       1,110,144        1,165,762
                                -------------   ------------   -------------    -------------   -------------   --------------
Net assets at end of period     $   6,161,009   $  4,879,232   $   1,397,735    $   2,868,853   $     982,425   $    1,110,144
                                =============   ============   =============    =============   =============   ==============

ACCUMULATION UNITS:
    Purchases                         268,468        118,782          52,708          105,481          38,241           30,946
    Withdrawals                       (34,943)       (23,080)       (111,790)          (9,799)         (9,786)          (5,408)
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 units outstanding                    233,525         95,702         (59,082)          95,682          28,455           25,538
Units outstanding at
 beginning of year                    374,204        278,502         192,405           96,723          84,693           59,155
                                -------------   ------------   -------------    -------------   -------------   --------------
Units outstanding at end of
 year                                 607,729        374,204         133,323          192,405         113,148           84,693
                                =============   ============   =============    =============   =============   ==============

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                MFS (continued)
                                ----------------------------------------------------------------------------------------------

                                         High Income                      Research                   Strategic Income (A)
                                ----------------------------   ------------------------------   ------------------------------
                                    2002            2001           2002             2001             2002           2001
                                -------------   ------------   -------------    -------------   -------------   --------------
Income:
    Dividends                   $      43,044   $     47,531   $       1,748    $         100   $      15,869   $       14,763

Realized gains (losses) on
 investments
    Realized gains (losses)
     on sale of fund shares           (56,701)       (18,891)        (52,932)          (7,116)           (816)          (5,115)
    Realized gain
     distributions                          -              -               -           95,622               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
        Realized gain
         (losses)                     (56,701)       (18,891)        (52,932)          88,506            (816)          (5,115)
                                -------------   ------------   -------------    -------------   -------------   --------------
Change in unrealized
 appreciation during the
 year                                  26,404        (18,348)       (129,371)        (259,477)         14,224            7,282
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase (decrease) in net
 assets from operations                12,747         10,292        (180,555)        (170,871)         29,277           16,930
                                -------------   ------------   -------------    -------------   -------------   --------------

Contract Transactions:
    Payments received from
     contract owners                   96,098        115,003         176,350          215,821          59,743           92,278
    Transfers between
     subaccounts (including
     fixed accounts), net             (95,644)        43,033         (17,647)         115,776         (99,773)          14,381
    Transfers for contract
     benefits and
     terminations                      (4,173)       (32,279)        (15,666)         (26,040)         (5,149)         (36,281)
    Contract maintenance
     charges                          (73,396)       (57,301)       (107,799)         (90,473)        (55,513)         (39,982)
Mortality and expense risk             (4,350)        (4,470)         (5,070)          (5,752)         (2,984)          (3,065)
Administrative charges                 (3,309)        (3,256)         (6,306)          (5,827)         (3,142)          (3,242)
Adjustments to net assets
 allocated to contracts in
 payout period                              -              -               -                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 net assets from contract
 transactions                         (84,774)        60,730          23,862          203,505        (106,818)          24,089
                                -------------   ------------   -------------    -------------   -------------   --------------
Increase in amounts
 retained in Separate
 Account B, net                             -              -          31,711                -               -                -
                                -------------   ------------   -------------    -------------   -------------   --------------
Total increase (decrease)
 in net assets                        (72,027)        71,022        (124,982)          32,634         (77,541)          41,019
Net assets at beginning of
 period                               593,719        522,697         751,789          719,155         404,694          363,675
                                -------------   ------------   -------------    -------------   -------------   --------------
Net assets at end of period     $     521,692   $    593,719   $     626,807    $     751,789   $     327,153   $      404,694
                                =============   ============   =============    =============   =============   ==============

ACCUMULATION UNITS:
    Purchases                           8,666         13,917          17,270           22,751           9,119            9,012
    Withdrawals                       (16,723)        (8,217)        (10,467)          (6,788)        (17,873)          (6,993)
                                -------------   ------------   -------------    -------------   -------------   --------------
Net increase (decrease) in
 units outstanding                     (8,057)         5,700           6,803           15,963          (8,754)           2,019
Units outstanding at
 beginning of year                     56,232         50,532          64,750           48,787          34,426           32,407
                                -------------   ------------   -------------    -------------   -------------   --------------
Units outstanding at end of
 year                                  48,175         56,232          71,553           64,750          25,672           34,426
                                =============   ============   =============    =============   =============   ==============

(A) Formerly "Global Governments"
The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                Pioneer
                                                --------------------------------------------------------------------------------

                                                      Equity-Income                   Fund                   Growth Shares
                                                ------------------------    ------------------------    ------------------------
                                                   2002          2001          2002          2001          2002          2001
                                                ----------    ----------    ----------    ----------    ----------    ----------
Income:
      Dividends                                 $   11,119    $   11,620    $    4,618    $    2,063    $        -    $        -

Realized gains (losses) on investments
      Realized gains (losses) on sale of fund
       shares                                      (82,036)      (10,299)      (11,404)       (1,231)       (6,650)       (2,015)
      Realized gain distributions                        -        38,498             -        14,014             -             -
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Realized gain (losses)                    (82,036)       28,199       (11,404)       12,783        (6,650)       (2,015)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Change in unrealized appreciation during
  the year                                         (28,194)      (84,888)     (103,986)      (37,586)      (12,885)      (10,604)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets from
 operations                                        (99,111)      (45,069)     (110,772)      (22,740)      (19,535)      (12,619)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Contract Transactions:
      Payments received from contract owners       172,435       306,617       231,605       219,623        21,523        12,184
      Transfers between subaccounts
       (including fixed accounts), net            (290,957)       20,898       101,914       100,397         6,276         8,247
      Transfers for contract benefits and
       terminations                                 (7,419)      (53,226)       (1,981)            -        (2,925)            -
      Contract maintenance charges                 (94,562)     (117,416)      (78,407)      (43,545)      (13,994)       (8,039)
Mortality and expense risk                          (4,006)       (5,337)       (3,747)       (2,298)         (404)         (470)
Administrative charges                              (9,469)      (13,902)      (13,231)       (7,032)       (1,261)         (694)
Adjustments to net assets allocated
 to contracts in payout period                           -             -             -             -             -             -
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net assets from
  contract transactions                           (233,978)      137,634       236,153       267,145         9,215        11,228
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase in amounts retained in Separate
  Account B, net                                         -             -             -             -             -             -
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total increase (decrease) in net assets           (333,089)       92,565       125,381       244,405       (10,320)       (1,391)
Net assets at beginning of period                  690,065       597,500       449,929       205,524        57,802        59,193
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net assets at end of period                     $  356,976    $  690,065    $  575,310    $  449,929    $   47,482    $   57,802
                                                ==========    ==========    ==========    ==========    ==========    ==========

ACCUMULATION UNITS:
      Purchases                                     14,538        34,498        34,573        32,445         4,113         2,131
      Withdrawals                                  (39,162)      (21,922)       (3,761)       (1,086)       (2,073)         (801)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in units outstanding       (24,624)       12,576        30,812        31,359         2,040         1,330
Units outstanding at beginning of year              64,155        51,579        52,804        21,445         7,689         6,359
                                                ----------    ----------    ----------    ----------    ----------    ----------
Units outstanding at end of year                    39,531        64,155        83,616        52,804         9,729         7,689
                                                ==========    ==========    ==========    ==========    ==========    ==========

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                               Pioneer (continued)                                      Scudder
                                               -----------------------------------------------------    ------------------------

                                                      Mid-Cap Value            Real Estate Growth           Global Discovery
                                               -------------------------    ------------------------    ------------------------
                                                   2002          2001          2002          2001          2002          2001
                                               -----------    ----------    ----------    ----------    ----------    ----------
Income:
      Dividends                                $     4,747    $    2,654    $   43,353    $   47,015    $        -    $        -

Realized gains (losses) on investments
      Realized gains (losses) on sale of fund
       shares                                        2,764         1,672       105,818        16,597       (35,320)      (19,422)
      Realized gain distributions                   41,881        38,980             -             -             -         5,991
                                               -----------    ----------    ----------    ----------    ----------    ----------
         Realized gain (losses)                     44,645        40,652       105,818        16,597       (35,320)      (13,431)
                                               -----------    ----------    ----------    ----------    ----------    ----------
Change in unrealized appreciation during
  the year                                        (263,396)       (7,298)     (119,021)        8,968       (39,241)      (72,296)
                                               -----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets from
 operations                                       (214,004)       36,008        30,150        72,580       (74,561)      (85,727)
                                               -----------    ----------    ----------    ----------    ----------    ----------

Contract Transactions:
      Payments received from contract owners     1,289,421       132,150       228,901       403,347       152,803       120,972
      Transfers between subaccounts
       (including fixed accounts), net           1,864,336       180,395      (395,128)       22,188         3,112        60,419
      Transfers for contract benefits and
       terminations                                (14,512)       (2,415)       (9,780)      (72,380)       (1,268)         (206)
      Contract maintenance charges                (301,673)      (57,119)     (157,125)     (147,855)      (61,365)      (56,772)
Mortality and expense risk                         (12,240)       (3,838)       (7,347)       (6,898)       (2,433)       (2,230)
Administrative charges                             (36,006)       (4,957)      (17,678)      (18,314)       (5,577)       (4,918)
Adjustments to net assets allocated
 to contracts in payout period                           -             -             -             -             -             -
                                               -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net assets
 from contract transactions                      2,789,326       244,216      (358,157)      180,088        85,272       117,265
                                               -----------    ----------    ----------    ----------    ----------    ----------
Increase in amounts retained in
 Separate Account B, net                                 -             -             -             -             -             -
                                               -----------    ----------    ----------    ----------    ----------    ----------
Total increase (decrease) in net assets          2,575,322       280,224      (328,007)      252,668        10,711        31,538
Net assets at beginning of period                  646,559       366,335     1,033,221       780,553       318,314       286,776
                                               -----------    ----------    ----------    ----------    ----------    ----------
Net assets at end of period                    $ 3,221,881    $  646,559    $  705,214    $1,033,221    $  329,025    $  318,314
                                               ===========    ==========    ==========    ==========    ==========    ==========

ACCUMULATION UNITS:
      Purchases                                    218,460        23,714        20,375        29,477        10,328        11,742
      Withdrawals                                   (2,874)       (5,173)      (49,191)      (13,481)       (3,562)       (4,267)
                                               -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in units outstanding       215,586        18,541       (28,816)       15,996         6,766         7,475
Units outstanding at beginning of year              46,743        28,202        86,198        70,202        23,076        15,601
                                               -----------    ----------    ----------    ----------    ----------    ----------
Units outstanding at end of year                   262,329        46,743        57,382        86,198        29,842        23,076
                                               ===========    ==========    ==========    ==========    ==========    ==========

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                             Scudder (continued)                                     T.Rowe Price
                                             -----------------------------------------------------   -------------------------

                                                 Growth and Income             International               Equity Income
                                             -------------------------   -------------------------   -------------------------
                                                2002          2001          2002          2001          2002          2001
                                             -----------   -----------   -----------   -----------   -----------  ------------
Income:
      Dividends                              $     2,497   $     3,882   $     9,405   $     4,280   $    41,293   $    15,923

Realized gains (losses) on investments
      Realized gains (losses) on sale of
       fund shares                               (25,616)      (11,868)     (633,695)      (26,259)       (8,389)         (152)
      Realized gain distributions                      -         9,361             -       200,635         1,308        20,484
                                             -----------   -----------   -----------   -----------   -----------   -----------
         Realized gain (losses)                  (25,616)       (2,507)     (633,695)      174,376        (7,081)       20,332
                                             -----------   -----------   -----------   -----------   -----------   -----------
Change in unrealized appreciation
 during the year                                 (73,302)      (51,285)      438,592      (570,020)     (293,172)      (18,121)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                                      (96,421)      (49,910)     (185,698)     (391,364)     (258,960)       18,134
                                             -----------   -----------   -----------   -----------   -----------   -----------
Contract Transactions:
      Payments received from contract owners      74,330        70,185       227,121       458,016     1,335,702       232,119
      Transfers between subaccounts
       (including fixed accounts), net            (8,460)       51,082      (415,632)      252,791     1,620,110        91,217
      Transfers for contract benefits and
       terminations                               (6,970)      (27,400)       (4,428)      (58,115)      (68,795)      (36,411)
      Contract maintenance charges               (48,672)      (39,943)     (143,844)     (166,242)     (336,819)     (133,648)
Mortality and expense risk                        (2,864)       (3,450)       (6,860)       (8,222)      (14,830)       (8,637)
Administrative charges                            (3,249)       (3,162)      (18,443)      (22,291)      (39,824)      (10,228)
Adjustments to net assets allocated
 to contracts in payout period                         -             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from contract transactions                        4,115        47,312      (362,086)      455,937     2,495,544       134,412
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase in amounts retained in
 Separate Account B, net                               -             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets          (92,306)       (2,598)     (547,784)       64,573     2,236,584       152,546
Net assets at beginning of period                413,937       416,535     1,109,523     1,044,950     1,194,619     1,042,073
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                  $   321,631   $   413,937   $   561,739   $ 1,109,523   $ 3,431,203   $ 1,194,619
                                             ===========   ===========   ===========   ===========   ===========   ===========
ACCUMULATION UNITS:
      Purchases                                    7,429        10,416        17,763        48,133       203,066        22,976
      Withdrawals                                 (6,851)       (6,003)      (62,844)       (6,733)       (6,040)      (13,156)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in units outstanding         578         4,413       (45,081)       41,400       197,026         9,820
Units outstanding at beginning of year            40,113        35,700       118,692        77,292        85,442        75,622
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding at end of year                  40,691        40,113        73,611       118,692       282,468        85,442
                                             ===========   ===========   ===========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                             T.Rowe Price (continued)
                                             ---------------------------------------------------------------------------------

                                                International Stock          Limited-Term Bond           New America Growth
                                             -------------------------   -------------------------   -------------------------
                                                2002          2001          2002          2001          2002          2001
                                             -----------   -----------   -----------   -----------   -----------   -----------
Income:
      Dividends                              $    33,055   $    31,054   $   129,437   $   130,536   $         -   $         -
Realized gains (losses) on investments
      Realized gains (losses) on sale of
       fund shares                                (8,310)      (16,316)       61,046          (934)     (510,959)       (7,054)
      Realized gain distributions                  3,305             -             -             -             -        26,329
                                             -----------   -----------   -----------   -----------   -----------   -----------
         Realized gain (losses)                   (5,005)      (16,316)       61,046          (934)     (510,959)       19,275
                                             -----------   -----------   -----------   -----------   -----------   -----------
Change in unrealized appreciation
 during the year                                (443,114)     (317,053)      (61,146)       56,285        36,175      (138,740)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                                     (415,064)     (302,315)      129,337       185,887      (474,784)     (119,465)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Contract Transactions:
      Payments received from contract owners   1,441,802       515,884       576,285       853,961       385,041       680,005
      Transfers between subaccounts
       (including fixed accounts), net         1,187,209       318,908    (1,222,483)      477,629      (565,598)      451,451
      Transfers for contract benefits and
       terminations                              (39,404)      (50,397)      (86,891)     (144,848)      (14,835)      (40,217)
      Contract maintenance charges              (370,450)     (178,543)     (373,677)     (295,360)     (208,333)     (204,764)
Mortality and expense risk                       (15,810)       (9,865)      (20,164)      (18,722)       (8,782)       (8,963)
Administrative charges                           (51,519)      (21,331)      (37,891)      (32,041)      (26,971)      (28,577)
Adjustments to net assets allocated
 to contracts in payout period                         -             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from contract transactions                    2,151,828       574,656    (1,164,821)      840,619      (439,478)      848,935
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase in amounts retained in
 Separate Account B, net                               -             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets        1,736,764       272,341    (1,035,484)    1,026,506      (914,262)      729,470
Net assets at beginning of period              1,490,289     1,217,948     2,933,402     1,906,896     1,604,704       875,234
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                  $ 3,227,053   $ 1,490,289   $ 1,897,918   $ 2,933,402   $   690,442   $ 1,604,704
                                             ===========   ===========   ===========   ===========   ===========   ===========
ACCUMULATION UNITS:
      Purchases                                  271,975        71,551        35,699        85,310        26,092        77,490
      Withdrawals                                 (3,377)      (12,252)     (121,579)      (19,748)      (82,473)       (4,277)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in units outstanding     268,598        59,299       (85,880)       65,562       (56,381)       73,213
Units outstanding at beginning of year           162,777       103,478       222,347       156,785       141,017        67,804
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding at end of year                 431,375       162,777       136,467       222,347        84,636       141,017
                                             ===========   ===========   ===========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                             T.Rowe Price (continued)    Van Kampen (A)
                                             --------------------------  -----------------------------------------------------

                                             Personal Strategy Balanced    Emerging Markets Equity          Fixed Income
                                             --------------------------  -------------------------   -------------------------
                                                 2002          2001          2002         2001          2002          2001
                                             ------------   -----------  -----------   -----------   -----------   -----------
Income:
      Dividends                              $     14,826   $    15,016  $         -   $         -   $   122,306   $    10,788

Realized gains (losses) on investments
      Realized gains (losses) on sale of
       fund shares                                (30,526)       (3,915)     (91,977)      (16,127)        4,529         1,807
      Realized gain distributions                       -             -            -             -        20,996         4,161
                                             ------------   -----------  -----------   -----------   -----------   -----------
         Realized gain (losses)                   (30,526)       (3,915)     (91,977)      (16,127)       25,525         5,968
                                             ------------   -----------  -----------   -----------   -----------   -----------
Change in unrealized appreciation
 during the year                                  (37,811)      (22,279)      14,479         9,179       (27,195)        1,195
                                             ------------   -----------  -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                                       (53,511)      (11,178)     (77,498)       (6,948)      120,636        17,951
                                             ------------   -----------  -----------   -----------   -----------   -----------

Contract Transactions:
      Payments received from contract owners      116,554        91,068      465,698       319,172     1,349,035        34,400
      Transfers between subaccounts
       (including fixed accounts), net             36,488        79,135      (18,347)      209,972     2,165,788        60,403
      Transfers for contract benefits and
       terminations                               (10,413)      (13,272)      (5,683)      (10,510)      (76,343)      (23,965)
      Contract maintenance charges                (60,082)      (38,117)    (151,291)      (88,643)     (266,845)      (16,280)
Mortality and expense risk                         (4,303)       (4,090)      (5,544)       (2,952)      (10,931)       (1,684)
Administrative charges                             (4,395)       (3,385)     (20,515)      (12,117)      (30,929)         (942)
Adjustments to net assets allocated
 to contracts in payout period                          -             -            -             -             -             -
                                             ------------   -----------  -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from contract transactions                        73,849       111,339      264,318       414,922     3,129,775        51,932
                                             ------------   -----------  -----------   -----------   -----------   -----------
Increase in amounts retained in
 Separate Account B, net                                -             -            -             -             -             -
                                             ------------   -----------  -----------   -----------   -----------   -----------
Total increase (decrease) in net assets            20,338       100,161      186,820       407,974     3,250,411        69,883
Net assets at beginning of period                 571,786       471,625      634,757       226,783       245,041       175,158
                                             ------------   -----------  -----------   -----------   -----------   -----------
Net assets at end of period                  $    592,124   $   571,786   $  821,577   $   634,757   $ 3,495,452   $   245,041
                                             ============   ===========  ===========   ===========   ===========   ===========

ACCUMULATION UNITS:
      Purchases                                    18,036        11,170       47,108        56,436       244,480         8,173
      Withdrawals                                 (12,768)       (2,829)     (13,092)       (2,600)       (5,394)       (3,928)
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in units outstanding        5,268         8,341       34,016        53,836       239,086         4,245
Units outstanding at beginning of year             42,759        34,418       80,847        27,011        19,445        15,200
                                             ------------   -----------   -----------   -----------   -----------   -----------
Units outstanding at end of year                   48,027        42,759      114,863        80,847       258,531        19,445
                                             ============   ===========   ===========   ===========   ===========   ===========

(A) Formerly Morgan Stanley
The accompanying notes are an integral part of these financial statements

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

1.   NATURE OF OPERATIONS
     United of Omaha Separate Account B (Separate Account) was established by United of Omaha Life Insurance Company (United) on August 13, 1997, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business United may conduct.

     A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those sub-accounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.   SUB-ACCOUNTS
     The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

     ALGER
     The Alger American Fund
     Alger American Growth Portfolio ("American Growth")
     Alger American Small Capitalization Portfolio ("American Small Capitalization")

     DEUTSCHE
     Deutsche Asset Management VIT Funds
     Scudder VIT EAFE(R)Equity Index Fund Portfolio ("EAFE(R)Equity Index") Scudder VIT Small Cap Index Fund Portfolio ("Small Cap Index")

     FEDERATED
     Federated Insurance Series
     Federated Prime Money Market II Portfolio ("Prime Money Fund II") Federated Fund for U.S. Govt. Securities II ("U.S. Government Securities II")

     FIDELITY
     Fidelity Variable Insurance Products Fund
     Fidelity VIP Equity Income Portfolio ("VIP Equity Income")
     Fidelity Variable Insurance Products Fund II
     Fidelity VIP II Asset Manager: Growth Portfolio ("VIP II Asset Manager:
     Growth")
     Fidelity VIP II Contrafund Portfolio ("VIP II Contrafund")
     Fidelity VIP II Index 500 Portfolio ("VIP II Index 500")

     MFS
     MFS Variable Insurance Trust
     MFS - Capital Opportunities Series Portfolio ("Capital Opportunities") MFS - Emerging Growth Series Portfolio ("Emerging Growth")
     MFS - High Income Series Portfolio ("High Income")
     MFS - Research Series Portfolio ("Research")
     MFS - Strategic Income Series Portfolio ("Strategic Income")

     PIONEER
     Pioneer Variable Contracts Fund
     Pioneer Equity-Income Fund VCT Portfolio ("Equity-Income") Pioneer Fund VCT Portfolio ("Fund") Pioneer Growth Shares VCT Portfolio ("Growth Shares") Pioneer Mid-Cap Value VCT Portfolio ("Mid-Cap Value") Pioneer Real Estate Growth VCT Portfolio ("Real Estate Growth")

     SCUDDER
     Scudder Variable Series I Fund
     Scudder VSI Global Discovery Portfolio ("Global Discovery")
     Scudder VSI Growth and Income Portfolio ("Growth and Income") Scudder VSI International Portfolio ("International")

     T. ROWE PRICE
     T. Rowe Price Equity Series, Inc.
     T. Rowe Price Equity Income Portfolio ("Equity Income")
     T. Rowe Price New America Growth Portfolio ("New America Growth")
     T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

     T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock Portfolio ("International Stock")

     T. Rowe Price Fixed Income Series, Inc.
     T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

     VAN KAMPEN
     Van Kampen Universal Institutional Funds Inc.
     Van Kampen Emerging Markets Equity Portfolio ("Emerging Markets Equity") Van Kampen Fixed Income Portfolio ("Fixed Income")

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation and Related Investment Income - The market values of investments are based on the year-end closing bid prices. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

     Federal Income Taxes - Net taxable income or loss of the sub-accounts of the Separate Account are included in the federal and state income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the sub-accounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the sub-accounts of the Separate Account for federal income taxes.

4.   ACCOUNT CHARGES
     MORTALITY AND EXPENSE RISK CHARGE:
     United deducts a monthly charge through the redemption of units as compensation for the mortality and expense risks assumed by United. This charge is equal to an annual rate of 0.90% of the accumulation value on each monthly deduction date for single premium variable life policies. Risk charges for flexible premium variable life policies are equal to .70% of the accumulation value decreasing to .55% after ten years. United guarantees that the mortality and expense charge will not increase above these levels.

     CONTRACT MAINTENANCE CHARGES:
     Cost of Insurance Charge - The cost of insurance charge on single premium variable life policies is based on the duration of the policy and the insured's rate class as follows:

                                         PREFERRED RATE CLASS         STANDARD RATE CLASS
                                            Policy Years                  Policy Years
               Accumulation Value       1 - 10    11 and later     1 - 10          11 and later
                $45,000 or less         0.70 %       0.60 %          1.30 %          0.94 %
              Greater than $45,000      0.60 %       0.50 %          1.20 %          0.84 %

     The cost of insurance for flexible premium variable life policies is based upon the age, sex, risk and rate class of the insured, the specific amount of insurance coverage and the length of time the policy has been in force.

     Tax Expense Charge - For single premium variable life policies, a tax expense charge is deducted as part of the monthly deduction from the accumulation value on each monthly deduction date for the first ten policy years to reimburse United for state premium taxes, federal deferred acquisition cost taxes, and related administrative expenses. The annual rate of this charge is 0.39% of the accumulation value. This charge is 3.75% of each premium payment for flexible premium variable life policies. No charges are currently made to the sub-accounts of the Separate Account for taxes other than premium taxes and federal deferred acquisition cost. United reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that United determines are properly attributable to the Separate Account.

     Transfer Charge - There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th through a maximum of 24 allowable requests during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. The transfer fee is guaranteed not to increase above these levels.

     Surrender Charge - A surrender charge will be deducted on a full surrender or a partial withdrawal from the amount requested to be surrendered. The amount of the charge for single premium variable life policies will depend upon the period of time since the premium was paid, calculated as follows:

             YEARS SINCE         SURRENDER     YEARS SINCE      SURRENDER
           PREMIUM PAYMENT        CHARGE     PREMIUM PAYMENT     CHARGE
                 1 - 3            9.50%            7                4.50%
                   4              9.00%            8                3.00%
                   5              7.50%            9                1.50%
                   6              6.00%        10 & later              -

     The surrender charge for flexible premium variable life policies is dependent upon the policyholder's age, sex, risk and rate class, the length of time the policy has been in force and the specified amount of coverage. The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage in the first year declining to $10 per $1,000 in the ninth year. The length of the surrender charge period varies depending upon the policyholder's issue age and varies between 9 and 12 years.

     Premium Processing Charge - For flexible premium variable life policies, United deducts $2 from each policy premium payment received to cover premium processing expenses.

     Cost of Riders - For flexible premium variable life policies, additional insured, accidental death benefit and disability riders are available at a cost based on the insured's age, sex, risk and rate class, and benefit amount. A paid-up life insurance rider is available at a cost of 3% of the accumulation value on the date exercised.

     ADMINISTRATIVE CHARGE:
     For single premium variable life policies, United deducts an administrative charge on each monthly deduction date through the redemption of units. This charge is set at an annual rate of 0.24% of the accumulation value on each monthly deduction date. The administrative charge for flexible premium variable life policies is $84 per year.

5.   PURCHASES AND SALES OF INVESTMENTS
     The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2002 were as follows:

                                             PURCHASES         SALES
                                           ------------    -------------
          American Growth                  $  2,797,571    $   113,210
          American Small Capitalization         187,576        299,696
          EAFE(R)Equity Index                   307,032      1,069,098
          Small Cap Index                       200,885        486,440
          Prime Money Fund II                 3,085,876      4,725,420
          U.S. Government Securities II         661,825         80,698
          VIP II  Asset Manager: Growth         200,491         91,024
          VIP II  Contrafund                    417,384        182,529
          VIP Equity Income                     469,389        772,663
          VIP II  Index 500                   3,010,149        381,032
          Capital Opportunities                 734,558      1,296,803
          Emerging Growth                       385,331         97,537
          High Income                            91,699        176,454
          Research                              169,567        105,047
          Strategic Income                      109,132        216,224
          Equity-Income                         143,552        375,048
          Fund                                  264,318         27,907
          Growth Shares                          26,736         11,527
          Mid-Cap Value                       2,811,302         25,947
          Real Estate Growth                    254,356        612,230
          Global Discovery                      127,076         41,890
          Growth and Income                      64,203         59,935
          International                         159,296        519,925
          Equity Income                       2,577,019         86,885
          International Stock                 2,181,459         29,509
          Limited-Term Bond                     474,791      1,640,469
          New America Growth                    277,762        714,675

                                            PURCHASES        SALES
                                           ------------    -----------
          Personal Strategy Balanced       $    227,004    $   153,740
          Emerging Markets Equity               365,957        102,014
          Fixed Income                        3,198,973         69,400

6.   UNIT VALUES
     A summary of unit values and units outstanding for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, follows.

                                                         AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------------  --------------------------------------------
                                                                                      INVESTMENT
                                                           UNIT FAIR                    INCOME        EXPENSE
                                                UNITS        VALUE      NET ASSETS      RATIO*         RATIO**    TOTAL RETURN***
                                              ---------  ------------  ------------  ------------  -------------  ---------------
     ALGER
     American Growth - 2002                     365,259  $       9.99  $  3,649,646          0.03%          0.00%        (33.00)%
     American Growth - 2001                     125,940         14.91     1,877,916          0.23           0.00         (11.83)

     American Small Capitalization - 2002       108,889          6.38       694,499          0.00           0.00         (26.24)
     American Small Capitalization - 2001       128,422          8.65     1,110,219          0.05           0.00         (29.45)

     DEUTSCHE
     EAFE(R)Equity Index - 2002                  64,773          5.22       337,995          0.61           0.00         (21.50)
     EAFE(R)Equity Index - 2001                 198,392          6.65     1,319,975          0.00           0.00         (24.69)

     Small Cap Index - 2002                      43,145          7.59       327,455          0.42           0.00         (20.61)
     Small Cap Index - 2001                      80,263          9.56       767,059          0.74           0.00           2.14

     FEDERATED
     Prime Money Fund II - 2002               1,076,677          1.25     1,342,311          2.90           0.00           1.63
     Prime Money Fund II - 2001               2,427,084          1.23     2,983,935          4.07           0.00           3.36

     U.S. Government Securities II - 2002        70,466         14.42     1,016,313          2.62           0.00           8.99
     U.S. Government Securities II - 2001        28,761         13.23       380,397          3.63           0.00           7.04

     FIDELITY
     VIP II Asset Manager: Growth - 2002         57,295          9.71       556,460          2.65           0.00         (15.57)
     VIP II Asset Manager: Growth - 2001         47,250         11.50       543,246          2.49           0.00          (7.33)

     VIP II Contrafund - 2002                   138,892         12.53     1,740,488          0.80           0.00          (9.33)
     VIP II Contrafund - 2001                   121,165         13.82     1,674,987          0.73           0.00         (12.25)

     VIP Equity Income - 2002                   148,163         10.71     1,586,742          1.80           0.00         (16.98)
     VIP Equity Income - 2001                   177,570         12.90     2,289,848          1.58           0.00          (4.94)

     VIP II Index 500 - 2002                    607,729         10.14     6,161,009          1.08           0.00         (22.24)
     VIP II Index 500 - 2001                    374,204         13.04     4,879,232          1.04           0.00         (12.07)

     MFS
     Capital Opportunities - 2002               133,323         10.48     1,397,735          0.06           0.00         (29.71)
     Capital Opportunities - 2001               192,405         14.91     2,868,853          0.01           0.00         (23.50)

     Emerging Growth - 2002                     113,148          8.68       982,425          0.00           0.00         (33.79)
     Emerging Growth - 2001                      84,693         13.11     1,110,144          0.00           0.00         (33.49)

     High Income - 2002                          48,175         10.83       521,692          7.63           0.00           2.56
     High Income - 2001                          56,232         10.56       593,719          8.33           0.00           2.13

     Research - 2002                             71,553          8.76       626,807          0.26           0.00         (24.55)
     Research - 2001                             64,750         11.61       751,789          0.01           0.00         (21.23)

     Strategic Income - 2002                     25,672         12.74       327,153          4.19           0.00           8.33
     Strategic Income - 2001                     34,426         11.76       404,694          3.83           0.00           4.81

                                                         AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------------  -------------------------------------------
                                                                                      INVESTMENT
                                                           UNIT FAIR                    INCOME        EXPENSE
                                                UNITS        VALUE      NET ASSETS      RATIO*         RATIO**    TOTAL RETURN***
                                              ---------  ------------  ------------  ------------  -------------  ---------------
     PIONEER
     Equity-Income - 2002                        39,531          9.03       356,976          2.02           0.00          (16.08)
     Equity-Income - 2001                        64,155         10.76       690,065          1.65           0.00           (7.08)

     Fund - 2002                                 83,616          6.88       575,310          0.89           0.00          (19.25)
     Fund - 2001                                 52,804          8.52       449,929          0.66           0.00          (11.06)

     PIONEER (Continued)
     Growth Shares - 2002                         9,729          4.88        47,482          0.00           0.00          (35.11)
     Growth Shares - 2001                         7,689          7.52        57,802          0.00           0.00          (19.23)

     Mid-Cap Value - 2002                       262,329         12.28     3,221,881          0.28           0.00          (11.21)
     Mid-Cap Value - 2001                        46,743         13.83       646,559          0.52           0.00            6.47

     Real Estate Growth - 2002                   57,382         12.29       705,214          4.40           0.00            2.50
     Real Estate Growth - 2001                   86,198         11.99     1,033,221          5.18           0.00            7.82

     SCUDDER
     Global Discovery - 2002                     29,842         11.03       329,025          0.00           0.00          (20.01)
     Global Discovery - 2001                     23,076         13.79       318,314          0.00           0.00          (24.97)

     Growth and Income - 2002                    40,691          7.90       321,631          0.69           0.00          (23.45)
     Growth and Income - 2001                    40,113         10.32       413,937          0.93           0.00          (11.57)

     International - 2002                        73,611          7.63       561,739          1.03           0.00          (18.40)
     International - 2001                       118,692          9.35     1,109,523          0.40           0.00          (30.84)

     T. ROWE PRICE
     Equity Income - 2002                       282,468         12.15     3,431,203          2.00           0.00          (13.09)
     Equity Income - 2001                        85,442         13.98     1,194,619          1.47           0.00            1.45

     International Stock - 2002                 431,375          7.48     3,227,053          1.51           0.00          (18.34)
     International Stock - 2001                 162,777          9.16     1,490,289          2.43           0.00          (22.18)

     Limited-Term Bond - 2002                   136,467         13.91     1,897,918          4.97           0.00            5.46
     Limited-Term Bond - 2001                   222,347         13.19     2,933,402          5.41           0.00            8.47

     New America Growth - 2002                   84,636          8.16       690,442          0.00           0.00          (28.30)
     New America Growth - 2001                  141,017         11.38     1,604,704          0.00           0.00          (11.85)

     Personal Strategy Balanced - 2002           48,027         12.33       592,124          2.64           0.00           (7.78)
     Personal Strategy Balanced - 2001           42,759         13.37       571,786          2.92           0.00           (2.41)

     VAN KAMPEN
     Emerging Markets Equity - 2002             114,863          7.15       821,577          0.00           0.00           (8.92)
     Emerging Markets Equity - 2001              80,847          7.85       634,757          0.00           0.00           (6.55)

     Fixed Income - 2002                        258,531         13.52     3,495,452          7.86           0.00            7.30
     Fixed Income - 2001                         19,445         12.60       245,041          5.06           0.00            9.38

*These ratios represent the dividends, excluding realized gains (losses) on investments, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude all expenses. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the sub-accounts of the Separate Account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

(a)  Board of Directors Resolutions.

          Resolution of the Board of Directors of United of Omaha establishing United of Omaha Variable Account B. (1)

(b)  Custodian Agreements. Not Applicable.

(c)  Underwriting Contracts.

     1) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. (1)

     2) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. (2)

     3)   Commission Schedule for Policies. (4)

(d)  Contracts.

     1) Form of Policy for the ULTRA VARIABLE LIFE flexible premium variable universal life insurance policy. (3)

     2)   Form of Riders to the Policy. (3)

     3)   Optional Paid-Up Life Insurance Rider. (7)

     4)   Systematic Transfer Enrollment Program Endorsement to the Policy. (5)

(e)  Applications.

     Form of Application for the ULTRA VARIABLE LIFE flexible premium variable universal life insurance policy. (4)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1)   Articles of Incorporation of United of Omaha Life Insurance Company.
          (2)

     2)   By-Laws of United of Omaha Life Insurance Company. (9)

(g)  Reinsurance Contracts. Not applicable.

(h)  Participation Agreements.

     1.a) Participation Agreement among The Alger American Fund, Fred Alger
          Management, Inc. and United of Omaha Life Insurance Company. (2)

       b) Amendment No. 1 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company. (9)

       c) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company. (9)

     2.a) Fund Participation Agreement among United of Omaha Life Insurance
          Company, Insurance Management Series, and Federated Securities Corp.
          (2)

       b) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (9)

       c) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (9)

     3.a) Participation Agreement among Variable Insurance Products Fund II,
          Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (2)

       b) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       c) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       d) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       e) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (10)

       f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       g) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       h) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

       i) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (9)

     4.a) Amended and Restated Participation Agreement among MFS Variable
          Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company. (9)

     5.a) Participation Agreement among Pioneer Variable Contracts Trust,
          Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (9)

       b) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (9)

     6.a) Participation Agreement by and between Scudder Variable Life
          Insurance Fund and United of Omaha Life Insurance Company. (2)

       b) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund. (9)

     7.a) Participation Agreement among T. Rowe Price International Series,
          T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (2)

       b) Amended Schedule A effective May 31, 1995 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.
          (9)

       c) Amended Schedule A effective May 1, 1997 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.
          (9)

       d) Amended Schedule A effective August 6, 1999 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.
          (9)

     8.a) Participation Agreement among Morgan, Stanley Universal Funds, Inc.,
          Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life. (6)

     9.a) Participation Agreement among BT Insurance Funds Trust, Bankers
          Trust Company and United of Omaha Life Insurance Company. (8)

       b) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company. (10)

(i)  Administrative Contracts. Not Applicable.

(j)  Other Material Contracts. Not Applicable.

(k)  Legal Opinion.

     1) Opinion and Consent of Thomas J. McCusker.

(l)  Actuarial Opinion. Opinion and Consent of Actuary.

(m)  Calculations. Not applicable.

(n)  Other Opinions.

     1) Consent of Independent Auditor.

(o)  Omitted Financial Statements. Not Applicable.

(p)  Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. Issuance, transfer and redemption procedures memorandum. (4)

(r)  Powers of Attorney. (10)

----------
(1) Incorporated herein by reference to the Registration Statement on Form S-6 for United of Omaha Separate Account B filed on December 27, 1996 (File No. 333-18881).

(2) Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for United of Omaha Separate Account C filed on April 24, 1997 (File No. 333-89848).

(3) Incorporated herein by reference to the Registration Statement on Form S-6 for United of Omaha Separate Account B filed on September 15, 1997 (File No. 333-35587).

(4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement for United of Omaha Separate Account B filed on February 5, 1998 (File No. 333-35587).

(5) Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for United of Omaha Separate Account B filed with the Securities and Exchange Commission on April 16, 1998 (File No. 333-18881).

(6) Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for United of Omaha Separate Account C filed with the Securities and Exchange Commission on April 16, 1998 (File No. 333-89848).

(7) Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for United of Omaha Separate Account B filed on April 26, 1999 (File No. 33-35587).

(8) Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for United of Omaha Separate Account C filed with the Securities and Exchange Commission on April 26, 2000 (File No. 333-89848).

(9) Incorporated herein by reference to the Registration Statement on Form S-6 for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

(10) Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*         Position and Offices with Depositor
------------------------------------   -------------------------------------------------
David Baris.........................   Director
Samuel L. Foggie, Sr................   Director
Carol B. Hallett....................   Director
Jeffrey M. Heller...................   Director
Richard W. Mies.....................   Director
Oscar S. Strauss II.................   Director
John W. Weekly......................   Chairman of the Board, CEO and Director
Cecil D. Bykerk.....................   Executive Vice President and Chief Actuary
James L. Hanson.....................   Executive Vice President (Information Services)
Randall C. Horn.....................   Executive Vice President (Individual Financial
                                       Services)
M. Jane Huerter.....................   Executive Vice President and Corporate Secretary
                                       (Corporate Services)
William C. Mattox...................   Executive Vice President (Federal Legislative
                                       Affairs)
Thomas J. McCusker..................   Executive Vice President and General Counsel
Daniel P. Neary.....................   Executive Vice President (Group Benefit Services)
Tommie D. Thompson..................   Executive Vice President, Treasurer and
                                       Comptroller
Richard A. Witt.....................   Executive Vice President and Chief Investment
                                       Officer
----------------------------------------------------------------------------------------

* The principal business address for each officer and director is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                All subsidiaries are wholly owned and controlled.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                All subsidiaries are wholly owned and controlled.

-----------------------------------------------------------------------------------------------------
                                                                            Percent of Voting
                      Name                            Jurisdiction          Securities Owned
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Insurance Company                     Nebraska       Self Owned and Controlled
-----------------------------------------------------------------------------------------------------
Fulcrum Growth Partners, L.L.C.                       Delaware       80% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
BalCo Holdings, L.L.C.                                Delaware       90% Subsidiary of Fulcrum Growth
                                                                     Partners, L.L.C.
-----------------------------------------------------------------------------------------------------
KFS Corporation                                       Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
Kirkpatrick, Pettis, Smith, Polian Inc.               Nebraska       100% Subsidiary of KFS
                                                                     Corporation
-----------------------------------------------------------------------------------------------------
KP Capital Markets, Inc.                              Nebraska       100% Subsidiary of Kirkpatrick,
                                                                     Pettis, Smith, Polian Inc.
-----------------------------------------------------------------------------------------------------
KPM Investment Management, Inc.                       Nebraska       100% Subsidiary of KFS
                                                                     Corporation
-----------------------------------------------------------------------------------------------------
Kirkpatrick Pettis Trust Company                      Nebraska       100% Subsidiary of KFS
                                                                     Corporation
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Health Plans, Inc.                    Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
Exclusive Healthcare, Inc.                            Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Health Plans, Inc.
-----------------------------------------------------------------------------------------------------
Mutual of Omaha of South Dakota & Community Health    South Dakota   100% Subsidiary of Mutual of
  Plus HMO, Inc.                                                     Omaha Health Plans, Inc.
-----------------------------------------------------------------------------------------------------
Ingenium Benefits, Inc.                               Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Health Plans, Inc.
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Holdings, Inc.                        Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
innowave incorporated                                 Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Holdings, Inc.
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Investor Services, Inc.               Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Holdings, Inc.
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Marketing Corporation                 Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Holdings, Inc
-----------------------------------------------------------------------------------------------------
The Omaha Indemnity Company                           Wisconsin      100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
Omaha Property and Casualty Insurance Company         Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
Adjustment Services, Inc.                             Nebraska       100% Subsidiary of Omaha
                                                                     Property and Casualty Insurance
                                                                     Company
-----------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Company                Nebraska       100% Subsidiary of Mutual of
                                                                     Omaha Insurance Company
-----------------------------------------------------------------------------------------------------
Companion Life Insurance Company                      New York       100% Subsidiary of United of
                                                                     Omaha Life Insurance Company
-----------------------------------------------------------------------------------------------------
Mutual of Omaha Structured Settlement Company, Inc.   Connecticut    100% Subsidiary of United of
                                                                     Omaha Life Insurance Company
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Mutual of Omaha Structured Settlement Company of      New York       100% Subsidiary of United of
  New York, Inc.                                                     Omaha Life Insurance Company
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United World Life Insurance Company                   Nebraska       100% Subsidiary of United of
                                                                     Omaha Life Insurance Company
-----------------------------------------------------------------------------------------------------

Item 30. Indemnification

                    The Nebraska Business Corporation Act provides for
               permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

                    With respect to indemnification, Article XI of United's
               Articles of Incorporation provides as follows:

                    An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

                    For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

                    If the Nebraska Business Corporation Act is amended after
               approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

                    Any repeal or modification of the foregoing ARTICLE XI by
               the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

                    With respect to indemnification, Article XII of United's
               Articles of Incorporation provides as follows:

                    To the fullest extent permitted by law, the Corporation
               shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation

               Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

                    To the fullest extent permitted by law, before final
               disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

                    Insofar as indemnification for liability arising under the
               Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter Mutual of Omaha Investor Services, Inc., Mutual of Omaha Plaza, Omaha, NE 68132

         (a) Other Activity. In addition to United of Omaha Separate Account B, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company Separate Account C and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.

         (b) Management. The directors and principal officers of Mutual of Omaha Investor Services, Inc. are as follows:

                                         Positions and Offices
               Name and Principal   with Mutual of Omaha Investor
               Business Address*             Services, Inc.
               ------------------   ----------------------------------
               John W. Weekly       Chairman, Director
               Richard A. Witt      President, Director
               M. Jane. Huerter     Secretary and Director
               Terrance S. DeWald   Vice President, Compliance Officer
                                    and Director
               Randall C. Horn      Director
               William J. Bluvas    Vice President, Treasurer

-----------
*    Principal business address is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                             (2)
         (1)          Net Underwriting         (3)             (4)           (5)
  Name of Principal     Discounts and    Compensation on    Brokerage       Other
     Underwriter         Commissions        Redemption     Commissions   Compensation
-------------------   ----------------   ---------------   -----------   ------------
   Mutual of Omaha       $3,665,591           None               N/A         N/A
  Investor Services,
         Inc.

Item 32. Location of Accounts and Records

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United of Omaha at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 33. Management Services

          All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation

          United of Omaha Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by United of Omaha Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account B certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have duly caused this registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Omaha and State of Nebraska, on the 30th day of April, 2003.


                                            UNITED OF OMAHA SEPARATE
                                            ACCOUNT B (Registrant)

                                            UNITED OF OMAHA LIFE INSURANCE
                                               COMPANY (Depositor)


                                            By: /s/ Thomas J. McCusker
                                                --------------------------------
                                                Thomas J. McCusker
                                                Executive Vice President
                                                and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 30, 2003.


        Signatures                             Title                      Date
        ----------                             -----                      ----


/s/ *                             Chairman, President                   04/30/03
-----------------------------     Chief Executive Officer
    JOHN W. WEEKLY                (Principal Executive Officer)


/s/ *                             Treasurer and Comptroller             04/30/03
-----------------------------        (Principal Financial Officer)
    TOMMIE THOMPSON


/s/ *                             Director                              04/30/03
-----------------------------
    DAVID BARIS


/s/ *                             Director                              04/30/03
-----------------------------
    SAMUEL L. FOGGIE, SR.


/s/ *                             Director                              04/30/03
-----------------------------
    CAROL B. HALLETT


/s/ *                             Director                              04/30/03
-----------------------------
    JEFFREY M. HELLER


/s/ *                             Director                              04/30/03
-----------------------------
    RICHARD W. MIES


/s/ *                             Director                              04/30/03
-----------------------------
    OSCAR S. STRAUS II


/s/ *                             Director                              04/30/03
-----------------------------
    JOHN W. WEEKLY


By: /s/ Thomas J. McCusker                                              04/30/03
    -------------------------
        Attorney-in-Fact
Pursuant to Power of Attorney



* Signed by Thomas J. McCusker under Powers of Attorney effective indefinitely as of January 1, 2001 and January 1, 2002, filed as exhibits incorporated by reference in this Post-Effective Amendment No. 9 to the Registration Statement.

                                  EXHIBIT INDEX

Exhibit #   Description of Exhibit
---------   ----------------------

  27(k).    Opinion and Consent of Counsel.

  27(l)     Opinion and Consent of Actuary.

  27(n)     Consent of Independent Auditor.

--------------------------------------------------------------------------------

                                                     Registration No. 333 -35587
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                    --------
                                    EXHIBITS
                                    --------

                                       TO

                    THE POST-EFFECTIVE AMENDMENT NO. 9 TO THE
                       REGISTRATION STATEMENT ON FORM N-6

                                      UNDER

                           THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------

                                 April 30, 2003